SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.5%
Australia — 0.8%
Afterpay *	3,978	$368
AGL Energy	14,960	64
Ampol	4,178	96
APA Group	24,080	148
Aristocrat Leisure Ltd	11,562	405
ASX Ltd	3,989	249
Aurizon Holdings Ltd	33,573	85
AusNet Services	24,922	46
Australia & New Zealand Banking Group Ltd	54,354	1,149
BHP Group	56,266	1,546
BlueScope Steel Ltd	8,718	135
Brambles Ltd	26,670	201
Cochlear Ltd	1,346	223
Coles Group Ltd	24,977	322
Commonwealth Bank of Australia	33,812	2,658
Computershare Ltd	9,723	137
Crown Resorts Ltd	4,725	35
CSL	8,679	1,959
Dexus ‡	20,849	170
Domino’s Pizza Enterprises Ltd	1,260	128
Endeavour Group	24,186	123
Evolution Mining	36,613	100
Fortescue Metals Group Ltd	31,064	325
Goodman Group ‡	32,679	538
GPT Group ‡	33,423	130
Insurance Australia Group	43,426	157
James Hardie Industries PLC	8,240	320
Lendlease	14,991	118
Macquarie Group Ltd	6,716	998
Magellan Financial Group	2,985	78
Medibank Pvt Ltd	49,771	124
Mirvac Group ‡	75,075	159
National Australia Bank Ltd	63,065	1,360
Newcrest Mining Ltd	15,179	284
Northern Star Resources	21,074	146
Oil Search Ltd	33,755	109
Orica	9,230	105
Origin Energy Ltd	30,429	115
Qantas Airways	13,819	55
QBE Insurance Group Ltd	30,004	267
Ramsay Health Care	3,723	197
REA Group	1,011	122
Reece	6,058	90
Rio Tinto Ltd	7,189	488
Santos Ltd	33,907	178
Scentre Group ‡	98,587	224
SEEK Ltd	5,823	143
Sonic Healthcare	9,308	280
South32	93,173	250
Stockland ‡	45,640	156

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Suncorp Group Ltd	23,543	$207
Sydney Airport	23,911	147
Tabcorp Holdings	43,982	164
Telstra Corp Ltd	78,738	226
Transurban Group	59,051	596
Treasury Wine Estates Ltd	13,058	113
Vicinity Centres ‡	88,352	114
Washington H Soul Pattinson & Co Ltd	4,398	107
Wesfarmers Ltd	21,773	936
Westpac Banking	69,216	1,334
WiseTech Global	3,378	130
Woodside Petroleum Ltd	18,345	320
Woolworths Group Ltd	24,186	692
Xero *	2,473	278

		23,227

Austria — 0.0%
Erste Group Bank AG	5,354	230
OMV	2,525	153
Raiffeisen Bank International AG	1,878	55
Verbund AG	1,159	121
voestalpine AG	2,020	77

		636

Belgium — 0.1%
Ageas	3,588	175
Anheuser-Busch InBev SA/NV	14,605	892
Argenx *	883	265
Elia Group	714	83
Etablissements Franz Colruyt	1,276	63
Groupe Bruxelles Lambert SA	2,156	250
KBC Group NV	4,789	446
Proximus SADP	3,526	66
Sofina	275	122
Solvay SA	1,425	170
UCB SA	2,426	289
Umicore SA	3,801	218

		3,039

China — 0.0%
China Lumena New Materials Corp *	30,699	–
Futu Holdings ADR *	1,000	53

		53

Denmark — 0.3%
Ambu, Cl B	2,800	80
AP Moller - Maersk A/S, Cl B	110	318
AP Moller - Maersk A/S, Cl A	60	164
Carlsberg A/S, Cl B	1,909	315
Chr Hansen Holding A/S	2,080	166
Coloplast A/S, Cl B	2,216	362
Danske Bank A/S	13,200	224
Demant A/S *	1,921	93
DSV	3,967	923

Adviser Managed Trust / Quarterly Report / October 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genmab A/S *	1,280	$574
GN Store Nord	2,427	147
Novo Nordisk A/S, Cl B	32,094	3,516
Novozymes A/S, Cl B	3,686	271
Orsted A/S	3,622	512
Pandora A/S	1,892	265
ROCKWOOL International, Cl B	164	75
Tryg A/S	6,021	143
Vestas Wind Systems	18,935	820

		8,968

Finland — 0.1%
Elisa	2,715	164
Fortum	8,371	249
Kesko, Cl B	5,563	181
Kone, Cl B	6,602	450
Neste Oyj	7,758	433
Nokia	102,536	590
Orion Oyj, Cl B	2,398	104
Sampo Oyj, Cl A	9,348	497
Stora Enso, Cl R	10,982	183
UPM-Kymmene	10,023	354
Wartsila Abp	10,203	141

		3,346

France — 1.3%
Accor SA	3,044	109
Aeroports de Paris	686	91
Air Liquide	9,044	1,510
Alstom SA	6,223	222
Amundi SA	1,069	95
Arkema SA	1,322	181
Atos SE	1,907	99
AXA SA	37,181	1,083
BioMerieux	940	120
BNP Paribas SA	21,557	1,444
Bollore SA	20,354	118
Bouygues SA	4,293	174
Bureau Veritas	5,606	178
Capgemini SE	3,120	727
Carrefour SA	11,530	209
Cie de Saint-Gobain	9,455	652
Cie Generale des Etablissements Michelin SCA	3,307	519
CNP Assurances	2,178	55
Covivio ‡	1,193	103
Credit Agricole SA	21,705	328
Danone SA	12,591	821
Dassault Aviation	320	33
Dassault Systemes	12,810	747
Edenred	4,480	242
Eiffage SA	1,626	167
Electricite de France SA	8,843	130

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Engie SA	33,462	$476
EssilorLuxottica SA	5,461	1,131
Eurazeo SE	596	56
Eurofins Scientific	2,349	277
Faurecia	344	18
Faurecia SA	2,068	108
Gecina SA ‡	791	111
Getlink SE	8,391	129
Hermes International	607	963
Ipsen	865	89
Kering	1,452	1,089
Klepierre SA ‡	3,463	82
La Francaise des Jeux SAEM	1,990	103
Legrand	5,193	566
L’Oreal SA	4,775	2,182
LVMH Moet Hennessy Louis Vuitton	5,322	4,171
Orange SA	36,334	397
Orpea	891	93
Pernod Ricard SA	4,014	923
Publicis Groupe	4,589	308
Remy Cointreau SA	518	105
Renault SA	3,676	132
Safran SA	6,595	886
Sanofi	21,483	2,149
Sartorius Stedim Biotech	545	300
Schneider Electric SE	10,204	1,758
SCOR SE	2,839	96
SEB SA	572	90
Societe Generale SA	16,021	535
Sodexo SA	1,690	164
Stellantis	18,994	379
STMicroelectronics	13,291	629
Suez	5,980	136
Teleperformance	1,164	486
Thales SA	2,016	186
TotalEnergies	47,806	2,399
Ubisoft Entertainment SA *	1,705	89
Valeo	4,692	138
Veolia Environnement SA	12,294	402
Vinci SA	10,283	1,099
Vivendi SA	13,533	174
Wendel SA	582	78
Worldline *	4,508	263

		36,102

Germany — 1.0%
adidas AG	3,637	1,192
Allianz	7,852	1,828
Aroundtown SA	18,825	131
BASF	17,543	1,264
Bayer	18,764	1,057
Bayerische Motoren Werke	6,384	645
Bechtle	1,668	125

2	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Beiersdorf AG	1,987	$211
Brenntag AG	3,031	289
Carl Zeiss Meditec	772	155
Commerzbank AG	17,267	126
Continental AG	1,976	232
Covestro	3,842	246
Daimler AG	16,402	1,627
Delivery Hero *	3,069	382
Deutsche Bank AG *	40,098	517
Deutsche Boerse AG	3,678	611
Deutsche Lufthansa AG	13,820	91
Deutsche Post	18,956	1,174
Deutsche Telekom AG	63,876	1,189
E.ON SE	43,546	553
Evonik Industries AG	3,621	117
Fresenius Medical Care AG & Co KGaA	3,982	265
Fresenius SE & Co KGaA	8,285	376
GEA Group AG	2,756	136
Hannover Rueck SE	1,150	210
HeidelbergCement AG	2,835	214
HelloFresh *	3,010	244
Henkel AG & Co KGaA	1,974	165
Infineon Technologies	25,027	1,170
KION Group	1,324	145
Knorr-Bremse	1,478	156
LANXESS AG	1,419	96
LEG Immobilien	1,518	226
Merck KGaA	2,352	556
MTU Aero Engines AG	1,023	228
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	2,686	796
Nemetschek	1,320	152
Puma SE	1,875	233
QIAGEN *	4,505	248
Rational	104	103
RWE AG	11,763	453
SAP SE	20,070	2,911
Scout24	1,770	123
Siemens	14,510	2,356
Siemens Energy *	7,425	213
Siemens Healthineers AG	5,327	354
Symrise, Cl A	2,394	331
TeamViewer *	3,072	46
Telefonica Deutschland Holding AG	13,210	34
Uniper SE	1,740	77
United Internet AG	1,652	61
Vitesco Technologies Group *	395	23
Volkswagen AG	648	211
Vonovia SE	10,132	615
Zalando *	4,227	399

		27,688

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Greece — 0.0%
FF Group *	1,785	$–

Hong Kong — 0.3%
AIA Group Ltd	231,000	2,609
BOC Hong Kong Holdings Ltd	73,000	232
Budweiser Brewing APAC	39,100	108
China Huishan Dairy Holdings Co Ltd *	228,000	–
Chow Tai Fook Jewellery Group	43,000	88
CK Asset Holdings Ltd	39,737	245
CK Hutchison Holdings Ltd	50,500	340
CK Infrastructure Holdings Ltd	15,500	93
CLP Holdings	30,500	298
ESR Cayman *	34,200	111
Galaxy Entertainment Group Ltd	43,000	233
Hanergy Thin Film Power Group Ltd *	444,000	–
Hang Lung Properties Ltd	46,000	107
Hang Seng Bank Ltd	15,200	289
Henderson Land Development Co Ltd	26,000	109
HK Electric Investments & HK Electric Investments Ltd	33,500	33
HKT Trust & HKT Ltd	86,000	117
Hong Kong & China Gas	214,095	333
Hong Kong Exchanges & Clearing Ltd	23,000	1,392
Link ‡	38,712	343
Melco Resorts & Entertainment ADR *	4,900	53
MTR Corp Ltd	29,500	161
New World Development	29,500	128
Power Assets Holdings	26,500	162
Sands China Ltd	46,400	106
Sino Land Co Ltd	55,170	72
SITC International Holdings	26,000	88
SJM Holdings Ltd	25,000	19
Sun Hung Kai Properties Ltd	24,500	326
Swire Pacific Ltd, Cl A	6,500	41
Swire Properties Ltd	27,000	72
Techtronic Industries Co Ltd	26,000	535
WH Group Ltd	140,678	99
Wharf Real Estate Investment Co Ltd	31,000	175
Wynn Macau Ltd	19,600	18
Xinyi Glass Holdings	38,000	107

		9,242

Ireland — 0.7%
Accenture PLC, Cl A	32,147	11,534
CRH PLC	15,028	721
Eaton Corp PLC	20,028	3,300
Experian PLC	17,762	815
Jazz Pharmaceuticals PLC *	2,800	373
Kerry Group PLC, Cl A	2,888	388
Paddy Power Betfair PLC *	3,108	588
Pentair PLC	8,600	636
Perrigo PLC	6,800	307

Adviser Managed Trust / Quarterly Report / October 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Smurfit Kappa Group PLC	4,992	$262

		18,924

Israel — 0.1%
Azrieli Group	626	58
Bank Hapoalim BM	21,628	213
Bank Leumi Le-Israel	27,853	266
Check Point Software Technologies *	2,200	263
Elbit Systems Ltd	611	96
ICL Group	14,825	127
Israel Discount Bank, Cl A *	20,807	126
Mizrahi Tefahot Bank Ltd	2,957	108
Nice Ltd *	1,129	318
Teva Pharmaceutical Industries ADR *	20,900	183
Wix.com Ltd *	3,800	707

		2,465

Italy — 0.3%
Amplifon	2,536	129
Assicurazioni Generali SpA	20,673	451
Atlantia SpA	10,153	196
CNH Industrial NV	19,496	337
Davide Campari-Milano	9,720	138
DiaSorin	576	130
Enel SpA	154,036	1,290
Eni SpA	46,501	667
EXOR NV	2,071	195
Ferrari	2,460	584
FinecoBank Banca Fineco	11,458	219
Infrastrutture Wireless Italiane	6,845	76
Intesa Sanpaolo SpA	316,688	901
Mediobanca Banca di Credito Finanziario	11,301	135
Moncler SpA	3,653	263
Nexi *	8,515	148
Poste Italiane	9,467	135
Prysmian SpA	4,613	175
Recordati Industria Chimica e Farmaceutica	1,874	117
Snam SpA	40,114	227
Stellantis	20,210	404
Telecom Italia	191,866	68
Telecom Italia SpA/Milano	76,471	29
Terna - Rete Elettrica Nazionale	26,837	200
UniCredit SpA	39,905	528

		7,742

Japan — 2.7%
ABC-Mart Inc	500	24
Acom	6,500	22
Advantest	4,000	327
Aeon Co Ltd	12,300	282
AGC Inc/Japan	3,300	164
Aisin	2,900	106
Ajinomoto Co Inc	8,900	266

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ANA Holdings Inc	3,200	$74
Asahi Group Holdings	8,700	393
Asahi Intecc Co Ltd	3,400	89
Asahi Kasei	24,800	260
Astellas Pharma Inc	36,200	609
Azbil	2,500	106
Bandai Namco Holdings Inc	3,800	290
Bridgestone Corp	11,100	489
Brother Industries Ltd	5,100	98
Canon Inc	18,700	420
Capcom	3,600	97
Casio Computer Co Ltd	4,500	63
Central Japan Railway Co	2,700	400
Chiba Bank Ltd/The	6,700	42
Chubu Electric Power Co Inc	12,300	127
Chugai Pharmaceutical Co Ltd	12,900	481
Concordia Financial Group Ltd	23,700	94
Cosmos Pharmaceutical	300	46
CyberAgent	7,600	127
Dai Nippon Printing	4,000	99
Daifuku Co Ltd	2,000	183
Dai-ichi Life Holdings Inc	20,200	425
Daiichi Sankyo Co Ltd	32,600	820
Daikin Industries Ltd	4,800	1,048
Daito Trust Construction Co Ltd	1,100	136
Daiwa House Industry	10,900	359
Daiwa House Investment Corp, Cl A ‡	35	100
Daiwa Securities Group	25,000	140
Denso Corp	8,200	591
Dentsu Group	4,100	150
Disco Corp	600	161
East Japan Railway Co	5,500	342
Eisai Co Ltd	4,400	310
ENEOS Holdings	60,400	243
FANUC	3,700	724
Fast Retailing	1,100	728
Fuji Electric Co Ltd	2,200	107
FUJIFILM Holdings Corp	6,800	525
Fujitsu Ltd	3,800	654
GLP J-REIT ‡	83	135
GMO Payment Gateway	900	114
Hakuhodo DY Holdings Inc	4,800	78
Hamamatsu Photonics KK	2,600	154
Hankyu Hanshin Holdings Inc	4,300	133
Harmonic Drive Systems	800	36
Hikari Tsushin Inc	400	62
Hino Motors Ltd	4,500	42
Hirose Electric	700	117
Hisamitsu Pharmaceutical Co Inc	1,100	37
Hitachi Construction Machinery Co Ltd	2,500	80
Hitachi Ltd	18,500	1,063
Hitachi Metals Ltd	5,000	95

4	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Honda Motor Co Ltd	31,300	$919
Hoshizaki	800	67
Hoya	7,200	1,056
Hulic Co Ltd	7,900	76
Ibiden	2,200	131
Idemitsu Kosan	4,400	120
Iida Group Holdings Co Ltd	3,100	76
Inpex	18,700	156
Isuzu Motors Ltd	9,900	133
Ito En	1,200	80
ITOCHU Corp	22,600	643
Itochu Techno-Solutions	2,200	69
Japan Airlines	1,800	39
Japan Exchange Group Inc	10,100	239
Japan Metropolitan Fund Invest ‡	120	110
Japan Post Bank Co Ltd	9,400	73
Japan Post Holdings Co Ltd	47,600	365
Japan Post Insurance	5,200	84
Japan Real Estate Investment ‡	25	153
Japan Tobacco Inc	22,700	445
JFE Holdings Inc	8,900	136
JSR	3,400	123
Kajima Corp	8,100	99
Kakaku.com	3,100	102
Kansai Electric Power Co Inc/The	12,200	112
Kansai Paint Co Ltd	4,100	95
Kao	9,200	519
KDDI Corp	30,900	956
Keio Corp	1,800	91
Keisei Electric Railway Co Ltd	3,000	96
Keyence Corp	3,700	2,223
Kikkoman Corp	2,700	221
Kintetsu Group Holdings Co Ltd	3,300	103
Kirin Holdings Co Ltd	15,800	275
Kobayashi Pharmaceutical Co Ltd	1,100	88
Kobe Bussan	2,800	96
Koei Tecmo Holdings	1,170	54
Koito Manufacturing Co Ltd	2,000	113
Komatsu Ltd	16,600	432
Konami Holdings Corp	1,700	93
Kose Corp	600	69
Kubota	19,600	416
Kurita Water Industries Ltd	2,100	103
Kyocera Corp	6,200	362
Kyowa Hakko Kirin Co Ltd	5,100	167
Lasertec	1,400	307
Lawson Inc	600	29
Lion Corp	5,100	85
Lixil	5,000	128
M3 Inc	8,500	500
Makita Corp	4,300	198
Marubeni Corp	31,200	263

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mazda Motor	9,900	$88
McDonald’s Holdings Co Japan Ltd	1,500	67
Medipal Holdings Corp	4,200	76
MEIJI Holdings Co Ltd	2,100	132
Mercari *	2,000	108
MINEBEA MITSUMI Inc	6,900	174
MISUMI Group	5,300	221
Mitsubishi Chemical Holdings Corp	22,500	186
Mitsubishi Corp	24,000	760
Mitsubishi Electric Corp	34,700	464
Mitsubishi Estate Co Ltd	22,700	344
Mitsubishi Gas Chemical	3,300	66
Mitsubishi HC Capital	13,800	69
Mitsubishi Heavy Industries Ltd	5,800	148
Mitsubishi UFJ Financial Group Inc	234,300	1,279
Mitsui & Co Ltd	29,100	662
Mitsui Chemicals Inc	3,300	98
Mitsui Fudosan Co Ltd	17,200	392
Miura	2,000	77
Mizuho Financial Group Inc	46,190	610
MonotaRO Co Ltd	4,800	109
MS&AD Insurance Group Holdings Inc	8,800	284
Murata Manufacturing Co Ltd	11,000	835
Nabtesco Corp	1,800	58
NEC Corp	4,900	250
Nexon Co Ltd	9,700	164
NGK Insulators Ltd	5,900	98
NH Foods Ltd	1,900	67
Nidec	8,600	948
Nihon M&A Center Holdings	5,800	177
Nintendo Co Ltd	2,100	925
Nippon Building Fund ‡	29	188
Nippon Express Co Ltd	1,600	100
Nippon Paint Holdings Co Ltd	13,000	139
Nippon Prologis Inc ‡	36	120
Nippon Sanso Holdings	1,900	45
Nippon Shinyaku	1,100	88
Nippon Steel Corp	15,200	266
Nippon Telegraph & Telephone Corp	24,700	691
Nippon Yusen	3,100	222
Nissan Chemical	2,400	133
Nissan Motor Co Ltd	44,100	223
Nisshin Seifun Group Inc	4,600	73
Nissin Foods Holdings Co Ltd	1,400	107
Nitori Holdings Co Ltd	1,600	293
Nitto Denko Corp	3,100	241
Nomura Holdings Inc	58,700	283
Nomura Real Estate Holdings Inc	1,800	44
Nomura Real Estate Master Fund ‡	77	115
Nomura Research Institute Ltd	6,300	251
NSK Ltd	8,300	56
NTT Data	12,100	242

Adviser Managed Trust / Quarterly Report / October 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Obayashi Corp	11,700	$98
Obic Co Ltd	1,400	258
Odakyu Electric Railway Co Ltd	5,500	119
Oji Holdings Corp	15,400	76
Olympus Corp	22,800	492
Omron Corp	3,500	334
Ono Pharmaceutical Co Ltd	7,300	153
Oracle Corp Japan	900	85
Oriental Land Co Ltd/Japan	3,800	598
ORIX	22,800	451
Orix JREIT ‡	60	99
Osaka Gas Co Ltd	7,000	113
Otsuka Corp	2,400	118
Otsuka Holdings	7,800	307
Pan Pacific International Holdings Corp	7,800	163
Panasonic Corp	41,900	512
PeptiDream *	1,800	43
Persol Holdings Co Ltd	2,300	62
Pigeon	2,600	60
Pola Orbis Holdings Inc	1,500	32
Rakuten Group	16,200	178
Recruit Holdings Co Ltd	26,000	1,727
Renesas Electronics Corp *	23,900	294
Resona Holdings Inc	39,400	148
Ricoh Co Ltd	12,200	118
Rinnai Corp	700	72
Rohm Co Ltd	1,700	155
Ryohin Keikaku	3,900	77
Santen Pharmaceutical Co Ltd	8,100	114
SBI Holdings Inc/Japan	4,500	116
SCSK	2,100	42
Secom	4,000	272
Seiko Epson Corp	4,900	87
Sekisui Chemical Co Ltd	6,200	101
Sekisui House	12,100	251
Seven & i Holdings Co Ltd	14,300	600
SG Holdings Co Ltd	6,200	155
Sharp Corp/Japan	4,100	48
Shimadzu Corp	4,200	170
Shimano Inc	1,400	388
Shimizu Corp	12,600	92
Shin-Etsu Chemical	6,800	1,208
Shionogi & Co Ltd	5,300	344
Shiseido Co Ltd	7,600	505
Shizuoka Bank Ltd/The	9,500	76
SMC Corp/Japan	1,100	655
SoftBank	55,000	750
SoftBank Group Corp	23,000	1,243
Sohgo Security Services Co Ltd	1,600	68
Sompo Holdings Inc	5,800	252
Sony Group	24,100	2,777
Square Enix Holdings	1,500	82

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stanley Electric Co Ltd	3,000	$75
Subaru Corp	12,200	238
SUMCO Corp	6,700	127
Sumitomo Chemical Co Ltd	28,600	140
Sumitomo Corp	21,800	309
Sumitomo Dainippon Pharma	2,300	32
Sumitomo Electric Industries	14,300	189
Sumitomo Metal Mining Co Ltd	4,500	175
Sumitomo Mitsui Financial Group Inc	25,100	819
Sumitomo Mitsui Trust Holdings Inc	6,400	211
Sumitomo Realty & Development	5,800	209
Suntory Beverage & Food Ltd	2,500	97
Suzuki Motor Corp	7,100	316
Sysmex Corp	3,100	383
T&D Holdings	9,300	119
Taisei	3,500	110
Taisho Pharmaceutical Holdings	400	21
Takeda Pharmaceutical Co Ltd	30,200	848
TDK Corp	7,200	261
Terumo Corp	11,800	519
THK Co Ltd	2,500	54
TIS	3,900	106
Tobu Railway Co Ltd	3,400	84
Toho Co Ltd/Tokyo	2,600	122
Toho Gas Co Ltd	1,700	50
Tohoku Electric Power Co Inc	9,800	64
Tokio Marine Holdings Inc	12,100	637
Tokyo Century Corp	500	29
Tokyo Electric Power Holdings *	25,800	71
Tokyo Electron Ltd	2,800	1,298
Tokyo Gas	7,100	123
Tokyu Corp	8,400	118
TOPPAN Inc	6,000	96
Toray Industries Inc	26,500	165
Toshiba	7,600	327
Tosoh Corp	4,600	77
TOTO Ltd	2,700	130
Toyo Suisan Kaisha Ltd	2,000	86
Toyota Industries Corp	2,900	246
Toyota Motor Corp	202,500	3,563
Toyota Tsusho Corp	4,100	177
Trend Micro Inc/Japan	2,300	130
Tsuruha Holdings Inc	800	99
Unicharm Corp	7,700	310
United Urban Investment Corp ‡	68	85
USS Co Ltd	5,000	80
Welcia Holdings	2,200	82
West Japan Railway Co	4,300	202
Yakult Honsha Co Ltd	2,700	136
Yamada Holdings	16,700	64
Yamaha	2,400	151
Yamaha Motor Co Ltd	5,900	164

6	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yamato Holdings Co Ltd	5,700	$140
Yaskawa Electric Corp	4,600	199
Yokogawa Electric Corp	5,200	104
Z Holdings	50,900	315
ZOZO Inc	2,600	83

		75,534

Luxembourg — 0.0%
Tenaris SA	9,677	108

Netherlands — 1.0%
ABN AMRO Group NV	7,563	111
Adyen NV *	381	1,151
Aegon NV	35,128	178
Airbus SE	11,232	1,438
Akzo Nobel NV	3,573	411
ArcelorMittal	13,373	454
ASM International	905	410
ASML Holding NV	7,995	6,481
Heineken	5,021	557
Heineken Holding NV	2,203	204
ING Groep NV	74,677	1,134
InPost *	4,272	61
JDE Peet’s	1,527	45
Just Eat Takeaway.com *	3,435	247
Koninklijke Ahold Delhaize	19,886	647
Koninklijke DSM NV	3,390	742
Koninklijke KPN NV	69,975	209
Koninklijke Philips NV	17,234	812
Koninklijke Vopak NV	1,613	64
NN Group NV	5,299	284
NXP Semiconductors NV	13,400	2,692
Prosus	17,761	1,566
Randstad NV	2,271	164
Royal Dutch Shell, Cl B	70,788	1,635
Royal Dutch Shell, Cl A	77,709	1,791
Unibail-Rodamco-Westfield ‡	2,583	185
Unilever NV	29,727	1,593
Universal Music Group	13,533	393
Wolters Kluwer NV	4,966	521

		26,180

New Zealand — 0.0%
a2 Milk Co Ltd *	16,639	78
Auckland International Airport Ltd *	21,699	124
Fisher & Paykel Healthcare Corp Ltd	11,481	257
Mercury NZ	10,297	45
Meridian Energy Ltd	23,040	82
Ryman Healthcare Ltd	9,192	95
Spark New Zealand Ltd	33,914	111

		792

Norway — 0.1%
Adevinta, Cl B *	5,490	90

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DNB Bank	17,731	$421
Equinor	18,251	461
Gjensidige Forsikring ASA	4,579	114
Mowi ASA	8,257	239
Norsk Hydro ASA	23,022	168
Orkla ASA	13,111	127
Schibsted, Cl A	1,540	79
Schibsted ASA, Cl B	2,251	102
Telenor ASA	14,262	225
Yara International ASA	3,311	173

		2,199

Panama — 0.0%
Copa Holdings SA, Cl A *	1,800	133

Portugal — 0.0%
EDP - Energias de Portugal SA	51,969	294
EDP Renovaveis	5,855	163
Galp Energia SGPS	9,071	94
Jeronimo Martins SGPS SA	5,764	131

		682

Singapore — 0.1%
Ascendas Real Estate Investment Trust ‡	55,967	128
CapitaLand Integrated Commercial Trust ‡	89,859	143
Capitaland Investment *	47,399	121
City Developments Ltd	5,800	31
DBS Group Holdings Ltd	34,711	812
Genting Singapore Ltd	140,000	81
Hongkong Land Holdings Ltd	21,100	116
Jardine Matheson Holdings Ltd	4,300	249
Keppel Corp Ltd	26,100	104
Mapletree Commercial Trust ‡	49,800	81
Mapletree Logistics Trust ‡	62,159	93
Oversea-Chinese Banking Corp Ltd	63,489	556
Singapore Airlines Ltd	24,000	93
Singapore Exchange Ltd	14,500	104
Singapore Technologies Engineering	35,800	102
Singapore Telecommunications	146,400	271
United Overseas Bank Ltd	22,100	438
UOL Group Ltd	5,900	32
Venture Corp Ltd	6,300	88
Wilmar International Ltd	33,400	107

		3,750

South Korea — 0.0%
Medytox *	5	1

Spain — 0.3%
ACS Actividades de Construccion y Servicios	5,314	139
Aena SME SA *	1,494	245
Amadeus IT Group SA, Cl A	8,731	585
Banco Bilbao Vizcaya Argentaria SA	127,926	897
Banco Santander SA	332,326	1,260

Adviser Managed Trust / Quarterly Report / October 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CaixaBank SA	87,627	$252
Cellnex Telecom	9,887	609
Enagas SA	4,405	99
Endesa SA	5,987	138
Ferrovial SA	9,414	297
Grifols	6,160	141
Iberdrola	112,597	1,331
Industria de Diseno Textil SA	20,884	755
Naturgy Energy Group	5,129	135
Red Electrica Corp SA	8,085	169
Repsol SA	28,246	361
Siemens Gamesa Renewable Energy SA	4,572	124
Telefonica SA	101,757	443

		7,980

Sweden — 0.5%
Alfa Laval	6,026	258
Assa Abloy AB, Cl B	19,441	569
Atlas Copco AB, Cl A	12,850	826
Atlas Copco AB, Cl B	7,712	417
Boliden	5,112	180
Electrolux, Cl B	4,077	93
Embracer Group, Cl B *	10,368	96
Epiroc, Cl A	11,714	292
Epiroc, Cl B	6,752	144
EQT AB	5,778	305
Essity AB, Cl B	11,967	387
Evolution	3,298	533
Fastighets Balder, Cl B *	2,063	149
H & M Hennes & Mauritz, Cl B	13,889	260
Hexagon, Cl B	38,408	617
Husqvarna, Cl B	7,481	106
ICA Gruppen AB	2,291	118
Industrivarden, Cl A	2,620	86
Industrivarden AB, Cl C	2,862	93
Investment Latour, Cl B	3,417	124
Investor, Cl B	34,776	801
Kinnevik, Cl B *	4,289	168
L E Lundbergforetagen AB, Cl B	1,749	101
Lundin Energy	3,370	133
Nibe Industrier, Cl B	25,856	385
Nordea Bank Abp	61,447	752
Sandvik AB	21,908	555
Securitas AB, Cl B	7,154	118
Sinch *	9,210	175
Skandinaviska Enskilda Banken AB, Cl A	30,284	473
Skanska AB, Cl B	7,018	178
SKF AB, Cl B	7,896	183
Svenska Cellulosa, Cl B	12,583	196
Svenska Handelsbanken AB, Cl A	28,873	331
Swedbank AB, Cl A	16,815	365
Swedish Match	31,120	274
Tele2 AB, Cl B	8,605	121

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telefonaktiebolaget LM Ericsson, Cl B	55,880	$612
Telia Co AB	51,320	202
Volvo, Cl A	4,139	98
Volvo AB, Cl B	27,224	634

		12,508

Switzerland — 1.2%
ABB Ltd	32,986	1,093
Adecco Group AG	2,921	147
Alcon Inc	9,414	780
Baloise Holding AG	888	142
Banque Cantonale Vaudoise	697	56
Barry Callebaut	72	167
Chocoladefabriken Lindt & Spruengli AG	23	489
Cie Financiere Richemont SA, Cl A	10,003	1,238
Clariant AG	4,559	96
Coca-Cola HBC AG	3,638	126
Credit Suisse Group AG	49,348	515
EMS-Chemie Holding AG	125	124
Geberit	720	563
Givaudan	177	835
Holcim	10,154	508
Julius Baer Group Ltd	4,395	318
Kuehne + Nagel International AG	1,066	336
Logitech International	3,384	282
Lonza Group AG	1,427	1,172
Nestle SA	54,922	7,262
Novartis AG	42,574	3,524
Partners Group Holding AG	440	769
Roche Holding	612	263
Roche Holding AG	13,388	5,188
Schindler Holding	1,162	302
SGS SA	113	335
Sika AG	2,717	922
Sonova Holding AG	1,008	417
Straumann Holding AG	183	381
Swatch Group	550	151
Swatch Group AG/The	796	42
Swiss Life Holding AG	628	345
Swiss Prime Site AG	1,323	135
Swiss Re AG	5,856	568
Swisscom AG	496	271
Temenos AG	1,284	197
UBS Group	70,259	1,280
Vifor Pharma AG	786	102
Zurich Insurance Group AG	2,874	1,277

		32,718

Taiwan — 0.0%
Sea Ltd ADR *	1,300	447

United Kingdom — 1.5%
3i Group PLC	18,019	337
Abrdn PLC	45,954	160

8	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Admiral Group PLC	3,639	$143
Anglo American PLC	24,959	952
Antofagasta PLC	6,957	136
Ashtead Group PLC	8,459	710
Associated British Foods PLC	7,329	180
AstraZeneca PLC	29,485	3,676
Auto Trader Group PLC	18,383	153
AVEVA Group PLC	2,058	100
Aviva PLC	77,638	420
BAE Systems PLC	63,531	481
Barclays PLC	331,489	919
Barratt Developments PLC	19,037	173
Berkeley Group Holdings	2,224	133
BHP Group PLC	40,477	1,074
BP PLC	391,893	1,881
British American Tobacco PLC	41,449	1,447
British Land PLC ‡	15,954	108
BT Group PLC, Cl A	166,339	317
Bunzl PLC	5,943	220
Burberry Group PLC	8,306	220
Compass Group PLC	34,053	724
Croda International PLC	2,686	348
DCC PLC	1,714	143
Diageo PLC	44,327	2,207
Direct Line Insurance Group PLC	24,675	99
Entain PLC	11,947	335
Evraz PLC	10,725	91
Ferguson PLC	4,365	658
GlaxoSmithKline PLC	96,874	2,003
Glencore PLC	191,516	959
Halma PLC	7,058	287
Hargreaves Lansdown PLC	7,150	151
Hikma Pharmaceuticals PLC	2,892	95
HSBC Holdings PLC	386,350	2,338
Imperial Brands PLC	18,137	383
Informa PLC *	30,785	219
InterContinental Hotels Group PLC *	3,215	226
Intertek Group PLC	3,000	201
J Sainsbury PLC	29,618	121
JD Sports Fashion PLC	10,024	150
Johnson Matthey PLC	3,343	125
Kingfisher PLC	43,292	199
Kingspan Group PLC	2,731	315
Land Securities Group PLC ‡	12,813	121
Legal & General Group PLC	112,433	445
Lloyds Banking Group PLC	1,351,901	931
London Stock Exchange Group PLC	6,058	590
M&G PLC	44,894	123
Melrose Industries	89,692	194
Mondi PLC	8,610	215
National Grid PLC	69,873	896
Natwest Group PLC	112,644	341

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Next PLC	2,551	$279
NMC Health PLC *	3,417	–
Ocado Group PLC *	8,755	216
Pearson PLC	12,995	107
Persimmon PLC	5,636	210
Phoenix Group Holdings PLC	11,193	101
Prudential PLC	49,994	1,024
Reckitt Benckiser Group PLC	13,630	1,107
RELX PLC	37,018	1,149
Rentokil Initial PLC	35,576	287
Rio Tinto PLC	21,264	1,329
Rolls-Royce Holdings PLC *	159,417	288
Sage Group PLC/The	22,718	221
Schroders PLC	2,245	111
Segro PLC ‡	22,194	393
Severn Trent PLC	4,169	156
Smith & Nephew PLC	17,143	295
Smiths Group PLC	7,582	141
Spirax-Sarco Engineering PLC	1,303	279
SSE PLC	21,267	479
St. James’s Place PLC	10,248	222
Standard Chartered PLC	50,154	340
Taylor Wimpey PLC	69,788	148
Tesco PLC	147,413	545
Unilever PLC	20,712	1,111
United Utilities Group PLC	12,707	181
Vodafone Group PLC	515,418	763
Whitbread PLC *	4,136	185
WPP PLC	21,843	316

		42,156

United States — 79.1%

Communication Services — 8.1%
Activision Blizzard Inc	39,100	3,057
Alphabet Inc, Cl A *	15,288	45,267
Alphabet Inc, Cl C *	14,259	42,284
Altice USA, Cl A *	11,800	192
AT&T Inc	361,066	9,120
Cable One Inc	237	406
Charter Communications Inc, Cl A *	6,490	4,380
Comcast Corp, Cl A	230,600	11,860
Discovery Inc, Cl A *	8,200	192
Discovery Inc, Cl C *	16,200	365
DISH Network Corp, Cl A *	13,000	534
Electronic Arts Inc	14,600	2,048
Fox Corp	24,305	943
IAC *	4,049	617
Interpublic Group of Cos Inc/The	20,245	740
Liberty Broadband Corp, Cl A *	1,200	193
Liberty Broadband Corp, Cl C *	7,564	1,229
Liberty Media Corp-Liberty Formula One, Cl C *	10,300	575

Adviser Managed Trust / Quarterly Report / October 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	$63
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,900	244
Liberty Media -Liberty SiriusXM, Cl C *	8,000	395
Live Nation Entertainment Inc *	6,652	673
Lumen Technologies	57,500	682
Madison Square Garden Sports *	1,139	216
Match Group *	13,597	2,050
Meta Platforms, Cl A *	121,306	39,251
Netflix Inc *	21,900	15,118
New York Times, Cl A	8,600	469
News Corp	7,100	160
News Corp, Cl A	20,500	469
Nexstar Media Group Inc, Cl A	2,230	334
Omnicom Group Inc	10,800	735
Pinterest, Cl A *	27,500	1,228
Playtika Holding *	3,700	105
Roku Inc, Cl A *	5,830	1,778
Sirius XM Holdings	43,901	267
Skillz, Cl A *	14,400	161
Spotify Technology *	6,851	1,983
Take-Two Interactive Software Inc *	5,800	1,050
T-Mobile US Inc *	29,735	3,420
TripAdvisor Inc *	5,900	194
Twitter Inc *	39,900	2,136
Verizon Communications Inc	209,480	11,100
ViacomCBS	500	19
ViacomCBS, Cl B	29,000	1,050
Vimeo *	6,573	222
Walt Disney Co/The	91,800	15,521
World Wrestling Entertainment Inc, Cl A	2,700	165
Zynga, Cl A *	46,127	340

		225,600

Consumer Discretionary — 10.1%
Advance Auto Parts Inc	3,400	767
Amazon.com Inc *	21,991	74,163
Aramark	12,100	441
AutoNation Inc *	2,500	303
AutoZone Inc *	1,070	1,910
Bath & Body Works	12,000	829
Best Buy Co Inc	12,500	1,528
Booking Holdings Inc *	2,098	5,079
BorgWarner Inc	12,200	550
Boyd Gaming Corp *	4,000	255
Bright Horizons Family Solutions Inc *	3,124	519
Brunswick Corp/DE	4,100	382
Burlington Stores Inc *	3,273	904
Caesars Entertainment *	10,000	1,095
Capri Holdings Ltd *	7,400	394
CarMax Inc *	8,200	1,123
Carnival Corp *	42,689	946
Carter’s Inc	2,500	246

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carvana Co, Cl A *	3,900	$1,182
Chegg *	6,400	380
Chipotle Mexican Grill, Cl A *	1,403	2,496
Choice Hotels International Inc	2,000	281
Churchill Downs Inc	1,800	414
Columbia Sportswear Co	1,700	177
Darden Restaurants Inc	6,500	937
Deckers Outdoor Corp *	1,400	553
Delphi Automotive PLC *	13,700	2,369
Dick’s Sporting Goods Inc	3,100	385
Dollar General Corp	12,100	2,680
Dollar Tree Inc *	12,000	1,293
Domino’s Pizza Inc	1,883	921
DoorDash, Cl A *	7,300	1,422
DR Horton Inc	16,906	1,509
DraftKings, Cl A *	15,100	704
eBay Inc	32,900	2,524
Etsy Inc *	6,400	1,604
Expedia Group Inc *	7,200	1,184
Five Below Inc *	2,900	572
Floor & Decor Holdings Inc, Cl A *	5,100	693
Foot Locker Inc	5,100	243
Ford Motor Co	199,600	3,409
Frontdoor *	5,000	186
GameStop, Cl A *	2,900	532
Gap Inc/The	9,100	207
Garmin Ltd	7,600	1,091
General Motors Co *	69,400	3,777
Gentex Corp	12,800	453
Genuine Parts Co	7,100	931
Grand Canyon Education *	2,739	218
H&R Block Inc	9,000	208
Hanesbrands Inc	18,100	308
Harley-Davidson Inc	7,600	277
Hasbro Inc	6,731	645
Hilton Worldwide Holdings Inc *	13,900	2,001
Home Depot	53,930	20,048
Hyatt Hotels Corp, Cl A *	2,100	179
Kohl’s Corp	8,300	403
Las Vegas Sands Corp *	16,500	640
Lear Corp	3,139	539
Leggett & Platt	6,867	322
Lennar Corp, Cl A	13,800	1,379
Lennar Corp, Cl B	800	66
Leslie’s *	3,600	74
Lithia Motors, Cl A	1,400	447
LKQ Corp	13,900	766
Lowe’s	35,900	8,394
Lululemon Athletica Inc *	5,827	2,715
Marriott International Inc/MD, Cl A *	13,700	2,192
Marriott Vacations Worldwide Corp	2,000	314
Mattel Inc *	18,000	393

10	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
McDonald’s	37,747	$9,269
MGM Resorts International	20,400	962
Mohawk Industries Inc *	3,035	538
Newell Brands	20,000	458
NIKE Inc, Cl B	62,605	10,473
Nordstrom Inc *	6,400	184
Norwegian Cruise Line Holdings Ltd *	19,132	492
NVR Inc *	174	852
Ollie’s Bargain Outlet Holdings Inc *	3,100	210
O’Reilly Automotive Inc *	3,433	2,136
Peloton Interactive, Cl A *	13,000	1,189
Penn National Gaming Inc *	7,800	559
Penske Automotive Group Inc	1,900	202
Petco Health & Wellness, Cl A *	3,800	94
Planet Fitness, Cl A *	4,100	326
Polaris	3,024	348
Pool Corp	1,982	1,021
PulteGroup Inc	13,000	625
PVH Corp	3,700	405
QuantumScape, Cl A *	10,400	301
Qurate Retail Inc, Cl A	18,800	196
Ralph Lauren Corp, Cl A	2,400	305
RH *	900	594
Ross Stores	17,843	2,020
Royal Caribbean Cruises Ltd *	11,100	937
Service Corp International/US	8,800	603
Six Flags Entertainment Corp *	4,500	185
Skechers USA, Cl A *	6,670	308
Starbucks	59,500	6,311
Tapestry Inc	14,400	561
Target Corp	25,100	6,516
Tempur Sealy International Inc	9,440	420
Terminix Global Holdings *	6,900	279
Tesla Inc *	40,390	44,995
Thor Industries	2,800	286
TJX Cos Inc/The	61,500	4,028
Toll Brothers Inc	6,000	361
TopBuild Corp *	1,600	411
Tractor Supply	5,900	1,281
Travel + Leisure	4,100	223
Ulta Beauty Inc *	2,700	992
Under Armour Inc, Cl A *	11,100	244
Under Armour Inc, Cl C *	11,200	211
Vail Resorts Inc	2,100	724
VF	16,400	1,195
Victoria’s Secret *	3,999	202
Vroom *	5,300	101
Wayfair Inc, Cl A *	3,858	961
Wendy’s Co/The	10,600	236
Whirlpool Corp	3,247	685
Williams-Sonoma Inc	3,700	687
Wyndham Hotels & Resorts Inc	4,600	389

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wynn Resorts Ltd *	5,600	$503
YETI Holdings Inc *	4,200	413
Yum China Holdings Inc	20,400	1,164
Yum! Brands Inc	15,400	1,924

		281,166

Consumer Staples — 4.2%
Albertsons, Cl A	7,800	241
Altria Group Inc	93,500	4,124
Archer-Daniels-Midland Co	28,300	1,818
Beyond Meat *	2,742	271
Boston Beer Co Inc/The, Cl A *	463	228
Brown-Forman Corp, Cl A	2,700	173
Brown-Forman Corp, Cl B	9,600	652
Bunge	6,800	630
Campbell Soup Co	10,300	412
Casey’s General Stores	1,968	377
Church & Dwight Co Inc	12,600	1,101
Clorox Co/The	6,400	1,043
Coca-Cola	196,226	11,061
Coca-Cola Europacific Partners	3,900	205
Colgate-Palmolive Co	42,100	3,208
Conagra Brands Inc	23,400	753
Constellation Brands Inc, Cl A	8,261	1,791
Costco Wholesale Corp	22,317	10,970
Coty Inc, Cl A *	13,900	118
Darling Ingredients Inc *	8,000	676
Estee Lauder Cos Inc/The, Cl A	11,600	3,762
Flowers Foods Inc	9,600	238
Freshpet Inc *	2,000	312
General Mills Inc	31,020	1,917
Grocery Outlet Holding *	4,100	91
Hain Celestial Group Inc/The *	4,800	215
Herbalife Nutrition *	4,400	204
Hershey Co/The	7,555	1,325
Hormel Foods Corp	14,900	631
Ingredion Inc	3,500	333
J M Smucker	5,300	651
Kellogg Co	13,300	815
Keurig Dr Pepper Inc	35,685	1,288
Kimberly-Clark	17,000	2,202
Kraft Heinz Co/The	33,000	1,184
Kroger	38,700	1,549
Lamb Weston Holdings Inc	7,700	435
McCormick & Co Inc/MD	12,600	1,011
Molson Coors Beverage, Cl B	9,385	414
Mondelez International Inc, Cl A	70,400	4,276
Monster Beverage Corp *	18,900	1,606
PepsiCo Inc	69,814	11,282
Philip Morris International	78,700	7,440
Pilgrim’s Pride Corp *	2,600	73
Post Holdings Inc *	3,300	335
Procter & Gamble Co/The	123,124	17,605

Adviser Managed Trust / Quarterly Report / October 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reynolds Consumer Products	2,900	$78
Seaboard Corp	12	46
Spectrum Brands Holdings Inc	2,500	234
Sysco Corp	24,800	1,907
Tyson Foods, Cl A	14,600	1,168
US Foods Holding Corp *	11,610	403
Walgreens Boots Alliance Inc	37,000	1,740
Walmart Inc	72,531	10,838

		117,460

Energy — 2.2%
Antero Midstream	16,900	180
APA	19,874	521
Baker Hughes a GE Co, Cl A	37,300	935
Cheniere Energy	11,800	1,220
Chevron Corp	97,834	11,201
ConocoPhillips	68,138	5,076
Continental Resources Inc/OK	3,600	176
Coterra Energy	41,440	883
Devon Energy Corp	34,141	1,368
Diamondback Energy Inc	9,000	965
DT Midstream	4,900	235
EOG Resources	29,800	2,755
EQT Corp *	15,000	299
Exxon Mobil Corp	214,072	13,801
Halliburton Co	44,400	1,110
Hess Corp	14,000	1,156
HollyFrontier	7,400	250
Kinder Morgan Inc/DE	99,366	1,664
Marathon Oil Corp	41,522	678
Marathon Petroleum Corp	33,100	2,182
NOV	20,300	285
Occidental Petroleum Corp	42,700	1,432
ONEOK Inc	22,600	1,438
Phillips 66	22,300	1,668
Pioneer Natural Resources Co	10,916	2,041
Schlumberger Ltd	71,000	2,290
Targa Resources Corp	11,600	634
Texas Pacific Land	300	382
Valero Energy Corp	20,800	1,609
Williams	62,100	1,744

		60,178

Financials — 9.3%
Affiliated Managers Group	2,300	386
Aflac Inc	33,800	1,814
AGNC Investment Corp ‡	27,092	431
Alleghany Corp *	700	456
Allstate Corp/The	14,983	1,853
Ally Financial Inc	18,566	886
American Express Co	32,900	5,717
American Financial Group Inc/OH	3,643	496
American International Group Inc	44,100	2,606

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ameriprise Financial Inc	5,800	$1,752
Annaly Capital Management Inc ‡	74,849	633
Aon, Cl A	11,363	3,635
Apollo Global Management, Cl A	9,000	693
Arch Capital Group Ltd *	19,400	811
Ares Management, Cl A	7,000	593
Arthur J Gallagher & Co	10,200	1,710
Assurant Inc	3,035	490
Assured Guaranty Ltd	3,800	211
Athene Holding Ltd, Cl A *	5,940	517
Axis Capital Holdings Ltd	3,700	193
Bank of America Corp	375,400	17,937
Bank of Hawaii Corp	2,300	194
Bank of New York Mellon Corp/The	40,800	2,415
Bank OZK	6,000	268
Berkshire Hathaway Inc, Cl B *	94,109	27,010
BlackRock Inc, Cl A	7,273	6,862
Blackstone Group	34,300	4,748
BOK Financial Corp	1,800	182
Brighthouse Financial Inc *	4,583	230
Brown & Brown Inc	11,900	751
Capital One Financial Corp	22,600	3,413
Carlyle Group	8,000	449
Cboe Global Markets Inc	5,700	752
Charles Schwab Corp/The	76,280	6,257
Chubb	22,100	4,318
Cincinnati Financial Corp	7,600	923
Citigroup	102,700	7,103
Citizens Financial Group Inc	21,300	1,009
CME Group Inc, Cl A	18,200	4,014
CNA Financial Corp	1,400	63
Comerica	7,200	613
Commerce Bancshares Inc/MO	5,546	391
Credit Acceptance Corp *	472	282
Cullen/Frost Bankers Inc	2,900	376
Discover Financial Services	15,200	1,722
East West Bancorp	7,471	594
Equitable Holdings	19,059	638
Erie Indemnity Co, Cl A	1,300	268
Evercore Inc, Cl A	1,900	289
Everest Re Group Ltd	2,000	523
FactSet Research Systems Inc	1,972	875
Fidelity National Financial Inc	14,400	690
Fifth Third Bancorp	34,900	1,519
First American Financial	5,400	395
First Citizens BancShares, Cl A	349	284
First Hawaiian Inc	7,600	210
First Horizon National Corp	28,900	490
First Republic Bank/CA	8,841	1,913
FNB Corp/PA	19,000	221
Franklin Resources Inc	14,239	448
Globe Life	5,400	481

12	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Goldman Sachs Group Inc/The	16,714	$6,909
Hanover Insurance Group Inc/The	1,900	239
Hartford Financial Services Group Inc/The	18,200	1,327
Huntington Bancshares Inc/OH	74,322	1,170
Interactive Brokers Group, Cl A	4,200	298
Intercontinental Exchange Inc	28,435	3,937
Invesco Ltd	16,500	419
Janus Henderson Group	8,400	391
Jefferies Financial Group	11,000	473
JPMorgan Chase & Co	150,470	25,563
Kemper Corp	3,600	229
KeyCorp	49,400	1,150
KKR	27,700	2,207
Lazard Ltd, Cl A (A)	5,900	289
Lemonade *	1,700	106
Lincoln National	10,073	727
Loews	11,043	619
LPL Financial Holdings Inc	4,100	673
M&T Bank Corp	6,500	956
Markel *	670	880
MarketAxess Holdings Inc	1,959	801
Marsh & McLennan Cos Inc	25,924	4,324
Mercury General	1,300	71
MetLife	37,300	2,342
MGIC Investment Corp	16,600	268
Moody’s Corp	8,300	3,354
Morgan Stanley	69,043	7,096
Morningstar Inc	1,237	392
MSCI Inc, Cl A	4,100	2,726
Nasdaq Inc	5,734	1,203
New Residential Investment Corp ‡	24,400	277
New York Community Bancorp Inc	22,200	276
Northern Trust Corp	10,400	1,280
Old Republic International Corp	14,800	382
OneMain Holdings, Cl A	5,300	280
PacWest Bancorp	5,700	271
People’s United Financial Inc	22,200	381
Pinnacle Financial Partners Inc	3,853	372
PNC Financial Services Group Inc/The	21,400	4,516
Popular Inc	4,300	350
Primerica Inc	1,900	320
Principal Financial Group Inc	13,400	899
Progressive Corp/The	29,900	2,837
Prosperity Bancshares Inc	4,700	354
Prudential Financial Inc	19,600	2,157
Raymond James Financial Inc	9,750	961
Regions Financial Corp	48,100	1,139
Reinsurance Group of America Inc, Cl A	3,600	425
RenaissanceRe Holdings Ltd	2,562	363
Rocket, Cl A	5,600	92
S&P Global Inc	12,155	5,763
Santander Consumer USA Holdings Inc	3,700	154

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Signature Bank/New York NY	3,000	$893
SLM Corp	17,600	323
Starwood Property Trust Inc ‡	14,300	364
State Street Corp	18,000	1,774
Sterling Bancorp/DE	9,500	242
Stifel Financial Corp	5,000	364
SVB Financial Group *	2,874	2,062
Synchrony Financial	29,700	1,380
Synovus Financial Corp	7,700	359
T Rowe Price Group	11,300	2,451
TFS Financial Corp	2,400	47
Tradeweb Markets, Cl A	5,300	472
Travelers Cos Inc/The	12,900	2,075
Truist Financial	67,800	4,303
Umpqua Holdings	13,000	266
Unum Group	10,100	257
Upstart Holdings *	2,300	741
US Bancorp	67,700	4,087
Virtu Financial Inc, Cl A	3,700	92
Voya Financial Inc	5,700	398
Webster Financial Corp	4,374	245
Wells Fargo & Co	209,100	10,698
Western Alliance Bancorp	5,100	592
White Mountains Insurance Group Ltd	122	129
Willis Towers Watson PLC	6,469	1,567
Wintrust Financial Corp	2,800	248
WR Berkley Corp	7,261	578
Zions Bancorp NA	8,501	536

		260,534

Health Care — 10.2%
10X Genomics, Cl A *	4,200	677
Abbott Laboratories	87,800	11,317
AbbVie Inc	89,300	10,240
ABIOMED Inc *	2,327	773
Acadia Healthcare Co Inc *	4,300	267
Acceleron Pharma Inc *	2,900	505
Adaptive Biotechnologies *	4,200	140
Agilent Technologies Inc	15,600	2,457
agilon health *	2,300	56
Align Technology Inc *	3,970	2,479
Alnylam Pharmaceuticals Inc *	6,100	973
Amedisys Inc *	1,600	271
AmerisourceBergen Corp, Cl A	7,700	940
Amgen Inc	28,991	6,000
Anthem Inc	12,339	5,369
Avantor *	28,997	1,171
Baxter International Inc	25,310	1,998
Becton Dickinson and Co	14,467	3,466
Biogen Inc *	7,576	2,020
BioMarin Pharmaceutical Inc *	9,600	761
Bio-Rad Laboratories Inc, Cl A *	1,057	840
Bio-Techne Corp	1,975	1,034

Adviser Managed Trust / Quarterly Report / October 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boston Scientific Corp *	71,500	$3,084
Bristol-Myers Squibb	112,900	6,593
Bruker Corp	5,400	434
Cardinal Health	14,500	693
Catalent Inc *	8,200	1,130
Centene Corp *	29,400	2,094
Cerner Corp	15,500	1,152
Certara *	4,200	174
Change Healthcare *	12,000	258
Charles River Laboratories International Inc *	2,548	1,143
Chemed Corp	815	393
Cigna Corp	16,938	3,618
Cooper Cos Inc/The	2,454	1,023
CureVac *	2,500	100
CVS Health	66,500	5,937
Danaher Corp	32,164	10,028
DaVita Inc *	3,443	355
DENTSPLY SIRONA Inc	10,800	618
Dexcom *	4,863	3,031
Edwards Lifesciences Corp *	31,600	3,786
Elanco Animal Health Inc *	22,726	747
Eli Lilly	42,800	10,904
Encompass Health Corp	4,900	311
Envista Holdings *	8,300	325
Exact Sciences *	8,582	817
Exelixis Inc *	15,300	329
Gilead Sciences Inc	63,400	4,113
Globus Medical Inc, Cl A *	3,700	286
Guardant Health *	4,343	507
HCA Healthcare Inc	12,742	3,191
Henry Schein Inc *	7,500	573
Hill-Rom Holdings Inc	3,500	542
Hologic Inc *	12,700	931
Horizon Therapeutics *	11,072	1,328
Humana	6,572	3,044
ICU Medical Inc *	1,142	267
IDEXX Laboratories *	4,300	2,864
Illumina Inc *	7,378	3,062
Incyte *	9,700	650
Insulet Corp *	3,438	1,066
Integra LifeSciences Holdings Corp *	3,500	233
Intuitive Surgical Inc *	17,841	6,443
Ionis Pharmaceuticals Inc *	7,644	244
Iovance Biotherapeutics Inc *	8,000	194
IQVIA Holdings Inc *	9,700	2,536
Johnson & Johnson	133,223	21,699
Laboratory Corp of America Holdings *	4,900	1,406
Maravai LifeSciences Holdings, Cl A *	5,100	216
Masimo *	2,542	721
McKesson Corp	8,100	1,684
Medtronic PLC	67,800	8,127

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merck & Co Inc	128,000	$11,271
Mettler-Toledo International Inc *	1,167	1,728
Mirati Therapeutics *	1,900	359
Moderna Inc *	17,100	5,903
Molina Healthcare Inc *	2,839	840
Natera *	3,900	447
Nektar Therapeutics, Cl A *	10,200	155
Neurocrine Biosciences Inc *	4,800	506
Novavax *	3,700	551
Novocure Ltd *	5,100	523
Oak Street Health *	4,700	222
Organon	13,590	499
Penumbra Inc *	1,732	479
PerkinElmer Inc	5,900	1,044
Pfizer Inc	282,167	12,342
PPD *	7,200	340
Premier Inc, Cl A	6,200	241
QIAGEN *	11,800	658
Quest Diagnostics Inc	6,500	954
Quidel Corp *	2,170	288
Regeneron Pharmaceuticals Inc *	5,105	3,267
Repligen Corp *	2,800	813
ResMed	7,338	1,929
Royalty Pharma, Cl A	17,000	672
Sage Therapeutics *	3,000	121
Sarepta Therapeutics *	4,121	326
Seagen *	6,450	1,137
Sotera Health *	2,500	62
STERIS PLC	4,300	1,005
Stryker Corp	17,600	4,683
Syneos Health Inc, Cl A *	5,000	467
Tandem Diabetes Care Inc *	3,400	464
Teladoc Health Inc *	7,331	1,097
Teleflex Inc	2,441	871
Thermo Fisher Scientific	19,879	12,585
Ultragenyx Pharmaceutical Inc *	3,100	260
United Therapeutics Corp *	2,200	420
UnitedHealth Group Inc	47,561	21,900
Universal Health Services Inc, Cl B	3,900	484
Veeva Systems Inc, Cl A *	6,959	2,206
Vertex Pharmaceuticals Inc *	13,300	2,460
Viatris, Cl W *	61,266	818
Waters Corp *	3,064	1,126
West Pharmaceutical Services Inc	3,734	1,605
Zimmer Biomet Holdings Inc	10,600	1,517
Zoetis Inc, Cl A	23,964	5,181

		285,584

Industrials — 6.8%
3M	28,900	5,164
A O Smith	7,000	511
Acuity Brands Inc	1,900	390
ADT Inc	5,400	45

14	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Advanced Drainage Systems	2,700	$305
AECOM *	7,100	485
AGCO	3,261	399
Air Lease Corp, Cl A	5,279	211
Alaska Air Group Inc *	6,300	333
Allegion PLC	4,800	616
Allison Transmission Holdings Inc	5,200	173
AMERCO	462	340
American Airlines Group Inc *	32,794	630
AMETEK Inc	11,700	1,549
Armstrong World Industries Inc	2,300	243
Axon Enterprise Inc *	3,300	594
AZEK, Cl A *	4,700	172
Boeing *	27,100	5,611
Booz Allen Hamilton Holding, Cl A	7,100	617
Builders FirstSource Inc *	10,100	589
BWX Technologies Inc, Cl W	4,700	267
CACI International Inc, Cl A *	1,100	316
Carlisle Cos Inc	2,700	602
Carrier Global	44,421	2,320
Caterpillar Inc	27,841	5,680
CH Robinson Worldwide Inc	7,000	679
ChargePoint Holdings *	6,000	149
Cintas Corp	4,542	1,967
Clarivate *	20,400	478
Clean Harbors Inc *	2,400	270
Colfax *	5,800	299
Copart *	10,500	1,631
CoStar Group Inc *	19,820	1,705
Crane Co	2,900	299
CSX Corp	114,300	4,134
Cummins Inc	7,300	1,751
Curtiss-Wright Corp	2,000	255
Deere	14,255	4,880
Delta Air Lines Inc *	32,500	1,272
Donaldson Co Inc	6,700	402
Dover Corp	7,346	1,242
Driven Brands Holdings *	2,500	81
Dun & Bradstreet Holdings *	5,000	94
Emerson Electric	30,500	2,959
Equifax Inc	6,200	1,720
Expeditors International of Washington Inc	8,600	1,060
Fastenal Co	29,200	1,667
FedEx Corp	12,360	2,911
Flowserve Corp	6,400	215
Fortive Corp	16,500	1,249
Fortune Brands Home & Security Inc	7,300	740
FTI Consulting Inc *	1,700	245
Gates Industrial Corp PLC *	2,200	36
Generac Holdings *	3,100	1,546
General Dynamics Corp	12,648	2,564
General Electric	55,154	5,784

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Graco Inc	8,700	$654
GXO Logistics *	4,800	426
HEICO Corp, Cl A	4,100	515
HEICO Corp	2,200	307
Hexcel Corp *	4,100	233
Honeywell International Inc	35,100	7,674
Howmet Aerospace	20,700	615
Hubbell Inc, Cl B	2,800	558
Huntington Ingalls Industries Inc	2,100	426
IAA *	6,979	416
IDEX	3,849	857
IHS Markit Ltd	18,800	2,458
Illinois Tool Works Inc	15,894	3,622
Ingersoll Rand	20,500	1,102
ITT Inc	4,547	428
Jacobs Engineering Group	6,700	941
JB Hunt Transport Services Inc	4,428	873
JetBlue Airways Corp *	15,900	223
Johnson Controls International plc	36,000	2,641
Kansas City Southern	4,600	1,427
Kirby Corp *	3,500	183
Knight-Swift Transportation Holdings Inc, Cl A	8,100	459
L3Harris Technologies	10,269	2,367
Landstar System Inc	1,900	334
Leidos Holdings Inc	6,800	680
Lennox International Inc	1,753	525
Lincoln Electric Holdings Inc	3,033	432
Lockheed Martin Corp	12,504	4,155
Lyft, Cl A *	13,100	601
ManpowerGroup Inc	2,933	283
Masco Corp	13,000	852
MasTec *	2,700	241
Mercury Systems Inc *	3,200	165
Middleby Corp/The *	2,900	529
MSA Safety Inc	1,800	275
MSC Industrial Direct Co Inc, Cl A	2,600	219
Nielsen Holdings PLC	18,800	381
Nordson Corp	3,100	788
Norfolk Southern	12,565	3,682
Northrop Grumman Corp	7,638	2,728
nVent Electric PLC	9,100	323
Old Dominion Freight Line Inc	5,000	1,707
Oshkosh Corp	3,600	385
Otis Worldwide	21,700	1,743
Owens Corning	5,600	523
PACCAR Inc	17,300	1,550
Parker-Hannifin Corp	6,536	1,938
Plug Power Inc *	25,000	957
Quanta Services Inc	7,200	873
Raytheon Technologies	76,500	6,798
Regal Rexnord	3,400	518

Adviser Managed Trust / Quarterly Report / October 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Republic Services Inc, Cl A	10,728	$1,444
Robert Half International Inc	5,900	667
Rockwell Automation Inc	5,942	1,898
Rollins Inc	11,550	407
Roper Technologies	5,357	2,614
Ryder System Inc	3,100	263
Schneider National Inc, Cl B	3,500	87
Science Applications International	2,900	260
Sensata Technologies Holding PLC *	8,000	441
Shoals Technologies Group, Cl A *	4,400	136
SiteOne Landscape Supply *	2,200	517
Snap-on	2,700	549
Southwest Airlines Co *	30,100	1,423
Spirit AeroSystems Holdings Inc, Cl A	5,200	215
Stanley Black & Decker Inc	7,900	1,420
Stericycle Inc *	4,558	305
Sunrun *	9,900	571
Textron Inc	11,200	827
Timken Co/The	3,100	220
Toro	5,600	535
Trane Technologies	12,239	2,214
TransDigm Group *	2,579	1,609
TransUnion	9,700	1,118
Trex Co Inc *	6,100	649
TuSimple Holdings, Cl A *	1,600	63
Uber Technologies *	81,400	3,567
Union Pacific Corp	33,049	7,978
United Continental Holdings Inc *	15,811	730
United Parcel Service Inc, Cl B	36,535	7,799
United Rentals Inc *	3,639	1,380
Univar Solutions *	9,800	251
Valmont Industries Inc	1,047	250
Verisk Analytics, Cl A	8,054	1,694
Vertiv Holdings, Cl A	12,900	331
Virgin Galactic Holdings *	7,038	132
Waste Management Inc	21,600	3,461
Watsco Inc	1,639	475
Westinghouse Air Brake Technologies	9,600	871
Woodward	2,900	328
WW Grainger Inc	2,324	1,076
XPO Logistics Inc *	4,800	412
Xylem Inc/NY	9,100	1,188

		188,411

Information Technology — 22.0%
Adobe Inc *	24,207	15,743
Advanced Micro Devices Inc *	48,600	5,843
Akamai Technologies Inc *	8,100	854
Allegro MicroSystems *	2,100	70
Alliance Data Systems Corp	2,300	196
Alteryx Inc, Cl A *	3,083	226
Amdocs Ltd	6,800	529
Amphenol Corp, Cl A	29,872	2,293

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Analog Devices Inc	27,405	$4,754
Anaplan Inc *	7,100	463
ANSYS Inc *	4,324	1,641
Apple	795,764	119,205
Applied Materials Inc	46,200	6,313
Arista Networks Inc *	2,938	1,204
Arrow Electronics Inc *	3,900	451
Aspen Technology Inc *	3,500	548
Atlassian Corp PLC, Cl A *	6,700	3,069
Autodesk Inc *	11,200	3,557
Automatic Data Processing Inc	21,500	4,827
Avalara *	4,335	779
Avnet Inc	5,800	221
Bentley Systems, Cl B	6,600	390
Bill.com Holdings *	3,900	1,148
Black Knight Inc *	7,600	533
Broadcom Inc	20,256	10,770
Broadridge Financial Solutions Inc	5,800	1,035
Brooks Automation Inc	3,600	419
C3.ai, Cl A *	1,700	77
Cadence Design Systems Inc *	14,035	2,430
CDK Global Inc	6,400	279
CDW Corp/DE	6,940	1,295
Ceridian HCM Holding Inc *	6,200	777
Ciena Corp *	8,100	440
Cirrus Logic Inc *	3,400	275
Cisco Systems Inc	213,647	11,958
Citrix Systems	6,497	615
Cloudflare, Cl A *	12,600	2,453
Cognex Corp	8,500	745
Cognizant Technology Solutions Corp, Cl A	26,500	2,069
Coherent Inc *	1,200	305
CommScope Holding Co Inc *	11,400	122
Concentrix	2,100	373
Corning	38,200	1,359
Coupa Software Inc *	3,563	811
Crowdstrike Holdings, Cl A *	10,000	2,818
CyberArk Software *	600	108
Datadog, Cl A *	11,400	1,904
Dell Technologies Inc, Cl C *	13,300	1,463
DocuSign, Cl A *	9,556	2,659
Dolby Laboratories Inc, Cl A	3,200	283
Dropbox, Cl A *	15,385	469
Duck Creek Technologies *	3,700	117
DXC Technology Co *	13,300	433
Dynatrace *	9,221	692
Elastic *	3,200	555
Enphase Energy Inc *	6,600	1,529
Entegris Inc	6,800	957
EPAM Systems Inc *	2,700	1,818
Euronet Worldwide Inc *	2,600	292
Everbridge Inc *	2,049	326

16	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
F5 Networks Inc *	2,940	$621
Fair Isaac Corp *	1,400	557
Fastly, Cl A *	4,300	218
Fidelity National Information Services Inc	31,300	3,466
First Solar *	4,900	586
Fiserv Inc *	30,200	2,974
Five9 *	3,200	506
FleetCor Technologies Inc *	4,200	1,039
Fortinet Inc *	6,746	2,269
Gartner Inc *	4,234	1,405
Genpact Ltd	9,879	488
Global Payments	14,769	2,112
Globant *	1,963	627
GoDaddy Inc, Cl A *	8,900	616
Guidewire Software Inc *	4,400	553
Hewlett Packard Enterprise Co	65,500	960
HP Inc	62,700	1,902
HubSpot Inc *	2,300	1,864
Intel Corp	204,325	10,012
International Business Machines Corp	45,127	5,645
Intuit Inc	12,940	8,100
IPG Photonics Corp *	1,754	279
Jabil Inc	7,699	462
Jack Henry & Associates	3,659	609
Jamf Holding *	2,000	95
Juniper Networks Inc	17,351	512
Keysight Technologies *	9,500	1,710
KLA	7,749	2,888
Lam Research Corp	7,159	4,035
Littelfuse Inc	1,171	345
Lumentum Holdings *	4,000	330
Mandiant *	12,900	225
Manhattan Associates Inc *	3,300	599
Marvell Technology	40,907	2,802
Mastercard Inc, Cl A	44,230	14,840
McAfee, Cl A	2,300	49
Microchip Technology Inc	27,200	2,015
Micron Technology Inc	57,105	3,946
Microsoft Corp	381,992	126,676
MKS Instruments Inc	2,800	420
MongoDB, Cl A *	3,113	1,623
Monolithic Power Systems Inc	2,312	1,215
Motorola Solutions Inc	8,352	2,076
N-Able *	1,150	15
National Instruments Corp	6,359	270
nCino *	2,300	167
NCR Corp *	6,400	253
NetApp Inc	11,700	1,045
New Relic Inc *	3,000	243
NortonLifeLock	29,000	738
Nuance Communications Inc *	14,809	815
Nutanix Inc, Cl A *	10,500	360

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NVIDIA Corp	121,300	$31,013
Okta, Cl A *	6,337	1,566
ON Semiconductor Corp *	21,500	1,034
Oracle Corp	85,467	8,200
Palantir Technologies, Cl A *	81,700	2,114
Palo Alto Networks Inc *	4,800	2,444
Paychex Inc	16,336	2,014
Paycom Software Inc *	2,459	1,347
Paylocity Holding Corp *	2,045	624
PayPal Holdings *	59,451	13,828
Paysafe *	14,700	115
Pegasystems Inc	1,900	226
PTC Inc *	5,500	700
Pure Storage Inc, Cl A *	14,200	381
Qorvo Inc *	5,644	949
QUALCOMM Inc	57,004	7,584
RingCentral, Cl A *	4,049	987
Sabre Corp *	16,200	168
salesforce.com Inc *	46,743	14,008
ServiceNow Inc *	9,970	6,957
Shift4 Payments, Cl A *	2,100	133
Skyworks Solutions Inc	8,443	1,411
Smartsheet, Cl A *	5,704	394
Snowflake, Cl A *	9,900	3,503
SolarWinds	1,150	19
Splunk *	8,541	1,408
Square Inc, Cl A *	20,100	5,115
SS&C Technologies Holdings	11,200	890
StoneCo, Cl A *	10,500	356
Switch, Cl A	4,300	109
Synopsys Inc *	7,700	2,565
TD SYNNEX	2,400	252
Teledyne Technologies *	2,339	1,051
Teradata Corp *	5,300	300
Teradyne Inc	8,400	1,161
Texas Instruments Inc	46,700	8,755
Trade Desk Inc/The, Cl A *	21,100	1,581
Trimble Inc *	12,656	1,106
Twilio, Cl A *	8,435	2,458
Tyler Technologies Inc *	2,079	1,129
Ubiquiti	457	140
Unity Software *	7,300	1,105
Universal Display Corp	2,215	406
VeriSign Inc *	5,157	1,148
Viasat *	3,400	203
Visa Inc, Cl A	85,620	18,132
VMware, Cl A *	3,958	600
Vontier	7,000	237
Western Digital Corp *	15,500	810
Western Union Co/The	21,400	390
WEX Inc *	2,217	332
Wolfspeed *	5,800	697

Adviser Managed Trust / Quarterly Report / October 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Workday Inc, Cl A *	9,549	$2,769
Xerox Holdings	8,700	155
Xilinx	20,422	3,676
Zebra Technologies Corp, Cl A *	2,700	1,442
Zendesk Inc *	5,900	601
Zoom Video Communications, Cl A *	10,800	2,966
Zscaler Inc *	3,700	1,180

		615,008

Materials — 1.8%
Air Products & Chemicals Inc	11,300	3,388
Albemarle Corp	5,900	1,478
Alcoa Corp	9,100	418
Amcor	77,000	929
AptarGroup Inc	3,300	399
Ardagh Metal Packaging *	2,250	22
Ashland Global Holdings Inc	2,700	259
Avery Dennison	4,100	893
Axalta Coating Systems Ltd *	11,000	343
Ball	16,222	1,484
Berry Global Group Inc *	6,973	457
Celanese Corp, Cl A	5,800	937
CF Industries Holdings Inc	11,109	631
Chemours Co/The	8,100	227
Cleveland-Cliffs Inc *	22,500	542
Corteva	37,100	1,601
Crown Holdings Inc	6,800	707
Dow Inc	38,000	2,127
DuPont de Nemours	26,773	1,863
Eagle Materials Inc	2,000	297
Eastman Chemical Co	6,800	707
Ecolab Inc	12,800	2,844
Element Solutions Inc	10,700	243
FMC Corp	6,542	595
Freeport-McMoRan	74,200	2,799
Graphic Packaging Holding Co	13,900	277
Huntsman Corp	9,900	323
International Flavors & Fragrances Inc	12,686	1,871
International Paper Co	20,000	993
Louisiana-Pacific Corp	5,000	295
LyondellBasell Industries NV, Cl A	13,100	1,216
Martin Marietta Materials	3,154	1,239
Mosaic Co/The	18,000	748
NewMarket Corp	348	118
Newmont	41,100	2,219
Nucor Corp	14,900	1,664
Olin Corp	7,100	405
Packaging Corp of America	4,700	646
PPG Industries Inc	12,026	1,931
Reliance Steel & Aluminum Co	3,300	482
Royal Gold Inc	3,300	327
RPM International Inc	6,742	588
Scotts Miracle-Gro Co/The, Cl A	2,100	312

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sealed Air Corp	8,100	$480
Sherwin-Williams Co/The	12,300	3,894
Silgan Holdings	4,673	188
Sonoco Products Co	5,000	290
Southern Copper Corp	4,300	258
Steel Dynamics	10,419	688
Sylvamo *	1,818	51
United States Steel Corp	13,100	346
Valvoline Inc	9,000	306
Vulcan Materials	6,700	1,274
Westlake Chemical	1,960	191
Westrock	13,478	648

		50,458

Real Estate — 2.5%
Alexandria Real Estate Equities Inc ‡	7,400	1,511
American Campus Communities Inc ‡	6,800	365
American Homes 4 Rent, Cl A ‡	13,696	556
American Tower, Cl A ‡	22,815	6,433
Americold Realty Trust ‡	11,800	348
Apartment Income ‡	7,675	411
AvalonBay Communities Inc ‡	7,200	1,704
Boston Properties Inc ‡	8,027	912
Brixmor Property Group Inc ‡	14,800	347
Camden Property Trust ‡	4,800	783
CBRE Group Inc, Cl A *	17,000	1,769
CoreSite Realty Corp ‡	2,000	285
Cousins Properties ‡	7,374	292
Crown Castle International Corp ‡	21,848	3,939
CubeSmart ‡	10,100	556
CyrusOne Inc ‡	6,000	492
Digital Realty Trust Inc ‡	14,246	2,248
Douglas Emmett Inc ‡	8,200	268
Duke Realty Corp ‡	19,600	1,102
EPR Properties ‡	3,574	179
Equinix Inc ‡	4,545	3,804
Equity LifeStyle Properties Inc ‡	8,800	744
Equity Residential ‡	18,700	1,616
Essex Property Trust Inc ‡	3,275	1,113
Extra Space Storage Inc ‡	6,700	1,322
Federal Realty Investment Trust ‡	4,000	481
First Industrial Realty Trust Inc ‡	6,400	373
Gaming and Leisure Properties Inc ‡	10,942	531
Healthcare Trust of America Inc, Cl A ‡	10,800	361
Healthpeak Properties ‡	26,924	956
Highwoods Properties Inc ‡	5,100	229
Host Hotels & Resorts Inc *‡	36,547	615
Howard Hughes Corp/The *	2,300	200
Hudson Pacific Properties Inc ‡	8,800	227
Invitation Homes Inc ‡	28,500	1,176
Iron Mountain ‡	15,203	694
JBG SMITH Properties ‡	7,200	208
Jones Lang LaSalle Inc *	2,700	697

18	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kilroy Realty Corp ‡	6,000	$404
Kimco Realty ‡	31,696	716
Lamar Advertising Co, Cl A ‡	4,500	509
Life Storage Inc ‡	4,095	548
Medical Properties Trust Inc ‡	30,587	652
Mid-America Apartment Communities ‡	5,700	1,164
National Retail Properties ‡	9,100	413
Omega Healthcare Investors Inc ‡	11,900	349
Opendoor Technologies *	16,900	401
Park Hotels & Resorts *‡	12,200	226
Prologis Inc ‡	37,200	5,393
Public Storage ‡	7,700	2,558
Rayonier Inc ‡	6,500	243
Realty Income Corp ‡	19,100	1,364
Regency Centers Corp ‡	8,900	627
Rexford Industrial Realty ‡	6,800	457
SBA Communications Corp, Cl A ‡	5,400	1,865
Simon Property Group Inc ‡	16,700	2,448
SL Green Realty ‡	3,494	245
Spirit Realty Capital Inc ‡	6,100	298
STORE Capital Corp ‡	13,200	453
Sun Communities Inc ‡	5,400	1,058
UDR Inc ‡	14,800	822
Ventas Inc ‡	19,000	1,014
VEREIT ‡	11,516	579
VICI Properties Inc ‡	27,100	795
Vornado Realty Trust ‡	9,175	391
Welltower ‡	21,300	1,713
Weyerhaeuser Co ‡	38,100	1,361
WP Carey Inc ‡	8,800	679
Zillow Group Inc, Cl A *	3,100	328
Zillow Group Inc, Cl C *	8,200	850

		70,770

Utilities — 1.9%
AES Corp/VA	32,997	829
Alliant Energy Corp	13,200	747
Ameren Corp	12,500	1,054
American Electric Power Co Inc	25,427	2,154
American Water Works	9,200	1,602
Atmos Energy Corp	6,600	608
Avangrid Inc	3,300	174
Brookfield Renewable, Cl A	6,200	257
CenterPoint Energy	28,908	753
CMS Energy Corp	15,200	917
Consolidated Edison Inc	17,200	1,297
Dominion Energy Inc	40,600	3,083
DTE Energy	9,800	1,111
Duke Energy	38,800	3,958
Edison International	18,200	1,145
Entergy Corp	10,200	1,051
Essential Utilities	11,700	551
Evergy Inc	12,000	765

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eversource Energy	17,500	$1,486
Exelon Corp	49,800	2,649
FirstEnergy Corp	27,600	1,063
Hawaiian Electric Industries	5,100	207
IDACORP Inc	2,500	261
MDU Resources Group	9,900	304
National Fuel Gas	4,900	281
NextEra Energy	99,072	8,454
NiSource Inc	19,852	490
NRG Energy Inc	12,700	507
OGE Energy	10,474	357
PG&E *	76,412	886
Pinnacle West Capital Corp	6,000	387
PPL Corp	39,200	1,129
Public Service Enterprise Group	25,800	1,646
Sempra Energy	15,600	1,991
Southern Co/The	54,100	3,371
UGI Corp	11,000	477
Vistra	25,550	500
WEC Energy Group	16,100	1,450
Xcel Energy Inc	26,826	1,733

		51,685

		2,206,854

Total Common Stock (Cost $1,838,255) ($ Thousands)		2,553,474

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren Werke AG (B)	996	85
FUCHS PETROLUB (B)	1,607	77
Henkel AG & Co KGaA (B)	3,530	316
Porsche Automobil Holding SE (B)	2,908	302
Sartorius AG (B)	498	323
Volkswagen AG (B)	3,553	797

Total Preferred Stock (Cost $1,432) ($ Thousands)		1,900

EXCHANGE TRADED FUND — 0.0%
SPDR S&P 500 Trust	752	346

Total Exchange Traded Fund (Cost $100) ($ Thousands)		346

	Number of Rights

RIGHTS — 0.0%
Newstar Financial *^(C)	4	–

Adviser Managed Trust / Quarterly Report / October 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Equity Fund (Concluded)

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)
Tobira Therapeutics, Expires 12/31/2028 *(C)	1	$–

Total Rights (Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	23,792,423	$23,792

Total Cash Equivalent (Cost $23,792) ($ Thousands)		23,792

Total Investments — 92.5% (Cost $1,863,579) ($ Thousands)		$2,579,512

A list of the open futures contracts held by the Fund at October 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
MSCI EAFE Index	87	Dec-2021	$10,208	$10,177	$(31)
MSCI Emerging Markets	1,338	Dec-2021	87,361	84,428	(2,933)
NASDAQ 100 Index E-MINI	8	Dec-2021	2,471	2,534	63
Russell 2000 Index E-MINI	791	Dec-2021	88,828	90,779	1,951
S&P 500 Index E-MINI	187	Dec-2021	41,749	42,982	1,233
S&P Mid Cap 400 Index E-MINI	12	Dec-2021	3,255	3,348	93

			$233,872	$234,248	$376

Percentages are based on a Net Assets of $2,788,852 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
^	Expiration date unavailable.
(A)	Security is a Master Limited Partnership. At October 31, 2021, such securities amounted to $289 ($ Thousands), or 0.01% of Net Assets.
(B)	There is currently no rate available.
(C)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

LTD — Limited

MSCI — Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

S&P— Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

The following is a list of the level of inputs used as of October 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	2,553,420	54	–(2)	2,553,474
Preferred Stock	1,823	77	–	1,900
Exchange Traded Fund	346	–	–	346
Rights	–	–	–(2)	–
Cash Equivalent	23,792	–	–	23,792

Total Investments in Securities	2,579,381	131	–	2,579,512

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	3,340	—	—	3,340
Unrealized Depreciation	(2,964)	—	—	(2,964)

Total Other Financial Instruments	376	—	—	376

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2) This category includes securities with a value of $0.

For the period ended October 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

20	Adviser Managed Trust / Quarterly Report / October 31, 2021

The following is a summary of the transactions the Fund had with affiliates for the period ended October 31, 2021 ($ Thousands):

Security Description	Value 7/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 10/31/2021	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$50,777	$18,324	$ (45,309)	$ —	$ —	$23,792	23,792,423	$1	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

Adviser Managed Trust / Quarterly Report / October 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 35.8%
U.S. Treasury Bonds
5.375%, 02/15/2031	$2,000	$2,673
4.250%, 05/15/2039	1,000	1,366
3.625%, 02/15/2044	6,500	8,426
3.375%, 11/15/2048	3,000	3,915
3.125%, 05/15/2048	2,500	3,116
3.000%, 11/15/2044	2,000	2,375
3.000%, 02/15/2047	2,500	3,030
3.000%, 02/15/2048	5,000	6,087
3.000%, 02/15/2049	2,500	3,063
2.875%, 05/15/2043	2,500	2,887
2.750%, 08/15/2042	5,000	5,655
2.750%, 11/15/2042	2,000	2,260
2.500%, 02/15/2045	2,500	2,738
2.500%, 02/15/2046	3,000	3,302
2.375%, 05/15/2051	2,000	2,198
2.250%, 02/15/2027	5,000	5,257
2.250%, 08/15/2049	3,500	3,730
2.000%, 02/15/2050	1,800	1,821
2.000%, 08/15/2051	1,500	1,521
1.875%, 02/15/2041	1,000	983
1.875%, 02/15/2051	2,000	1,967
1.750%, 08/15/2041	1,000	963
1.625%, 11/15/2050	4,500	4,174
1.375%, 11/15/2040	7,000	6,317
1.375%, 08/15/2050	4,000	3,488
1.250%, 05/15/2050	7,500	6,340
1.125%, 05/15/2040	8,000	6,923
1.125%, 08/15/2040	4,000	3,456
U.S. Treasury Notes
3.125%, 11/15/2028	5,000	5,560
2.875%, 09/30/2023	10,000	10,454
2.750%, 11/15/2023	5,000	5,226
2.625%, 01/31/2026	5,000	5,321
2.625%, 02/15/2029	2,000	2,160
2.500%, 01/31/2024	10,000	10,427
2.500%, 05/15/2024	10,000	10,461
2.375%, 08/15/2024	5,000	5,228
2.375%, 05/15/2027	3,000	3,175
2.250%, 11/15/2024	5,000	5,221
2.250%, 11/15/2025	10,000	10,482
2.250%, 08/15/2027	2,000	2,104
2.125%, 03/31/2024	5,000	5,177
2.125%, 05/15/2025	5,000	5,207
2.000%, 11/30/2022	5,000	5,099
2.000%, 02/15/2025	5,000	5,187
2.000%, 08/15/2025	10,000	10,379
2.000%, 11/15/2026	5,000	5,195
1.750%, 05/15/2023	7,500	7,659
1.625%, 05/15/2026	5,000	5,108
1.625%, 11/30/2026	2,500	2,552
1.625%, 08/15/2029	5,000	5,057

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.625%, 05/15/2031	$6,500	$6,546
1.500%, 01/15/2023	3,000	3,045
1.500%, 08/15/2026	3,000	3,045
1.500%, 01/31/2027	5,000	5,069
1.500%, 02/15/2030	3,900	3,904
1.375%, 02/15/2023	10,000	10,141
1.250%, 05/31/2028	5,000	4,944
1.250%, 06/30/2028	2,000	1,975
1.250%, 09/30/2028	4,000	3,944
1.250%, 08/15/2031	5,000	4,859
1.125%, 02/28/2025	5,000	5,042
1.125%, 02/29/2028	5,000	4,921
1.125%, 08/31/2028	3,000	2,935
1.125%, 02/15/2031	5,500	5,305
1.000%, 07/31/2028	5,000	4,855
0.875%, 11/15/2030	5,000	4,724
0.750%, 04/30/2026	2,000	1,966
0.750%, 05/31/2026	4,000	3,930
0.750%, 08/31/2026	4,000	3,920
0.750%, 01/31/2028	5,000	4,808
0.625%, 07/31/2026	5,000	4,873
0.625%, 05/15/2030	5,000	4,646
0.625%, 08/15/2030	1,000	927
0.500%, 03/15/2023	8,000	8,020
0.500%, 05/31/2027	3,000	2,871
0.500%, 10/31/2027	5,000	4,755
0.375%, 04/15/2024	5,000	4,966
0.375%, 11/30/2025	2,000	1,945
0.375%, 12/31/2025	5,000	4,856
0.375%, 01/31/2026	5,000	4,849
0.375%, 09/30/2027	3,000	2,835
0.250%, 06/15/2023	3,000	2,993
0.250%, 11/15/2023	10,000	9,945
0.250%, 05/31/2025	10,000	9,754
0.250%, 06/30/2025	5,000	4,871
0.250%, 07/31/2025	7,000	6,812
0.250%, 08/31/2025	10,000	9,714
0.250%, 09/30/2025	10,000	9,705
0.250%, 10/31/2025	5,000	4,844
0.125%, 12/31/2022	4,000	3,995
0.125%, 01/31/2023	3,000	2,995
0.125%, 03/31/2023	3,500	3,490
0.125%, 12/15/2023	5,000	4,955

Total U.S. Treasury Obligations (Cost $456,163) ($ Thousands)		441,964

22	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 27.7%

Agency Mortgage-Backed Obligations — 26.5%
FHLMC
4.500%, 05/01/2048 to 10/01/2048	$5,371	$5,817
4.000%, 05/01/2050	4,842	5,175
3.500%, 11/01/2045	689	739
3.000%, 07/01/2033 to 08/01/2047	7,003	7,382
2.500%, 10/01/2040 to 11/01/2051	13,436	13,818
2.000%, 06/01/2036 to 09/01/2051	21,491	21,576
1.500%, 10/01/2051	1,175	1,139
FHLMC Multifamily Structured Pass-Through Certificates, Ser K073, Cl A2
3.350%, 01/25/2028	1,000	1,108
FHLMC Multifamily Structured Pass-Through Certificates, Ser K074, Cl A2
3.600%, 01/25/2028	815	915
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	5,000	5,643
FHLMC Multifamily Structured Pass-Through Certificates, Ser K092, Cl A2
3.298%, 04/25/2029	315	351
FHLMC Multifamily Structured Pass-Through Certificates, Ser K722, Cl A2
2.406%, 03/25/2023	1,500	1,529
FNMA
5.000%, 12/01/2048	2,519	2,770
4.500%, 05/01/2046	3,037	3,389
4.000%, 01/01/2048 to 01/01/2049	11,742	12,618
3.500%, 08/01/2030 to 06/01/2050	23,652	25,160
3.000%, 02/01/2034 to 07/01/2050	28,376	29,832
2.500%, 08/01/2031 to 09/01/2051	36,219	37,348
2.000%, 06/01/2036 to 11/01/2051	31,452	31,599
FNMA, Ser 2019-M7, Cl A2
3.143%, 04/25/2029	1,250	1,371
GNMA
4.500%, 09/20/2046 to 01/20/2049	4,324	4,706
4.000%, 09/20/2047 to 05/20/2049	6,723	7,164
3.500%, 11/20/2041 to 07/20/2050	12,030	12,687
3.000%, 09/20/2046 to 07/20/2050	13,855	14,454
2.500%, 08/20/2050 to 10/20/2051	9,887	10,171
2.000%, 05/20/2051 to 09/20/2051	10,596	10,738
GNMA TBA
2.500%, 11/15/2051	5,575	5,731
2.000%, 11/15/2051	3,250	3,291
UMBS TBA
2.500%, 11/15/2051	6,925	7,112
2.000%, 11/15/2036 to 11/15/2051	26,450	26,636

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
1.500%, 11/15/2036 to 11/15/2051	$15,325	$15,108

		327,077

Non-Agency Mortgage-Backed Obligations — 1.2%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	5,000	5,269
BANK, Ser 2019-BN24, Cl A2
2.707%, 11/15/2062	500	516
BBCMS Mortgage Trust, Ser 2017-C1, Cl A4
3.674%, 02/15/2050	190	208
Benchmark Mortgage Trust, Ser 2020-B18, Cl A5
1.925%, 07/15/2053	396	389
Benchmark Mortgage Trust, Ser 2020-B21, Cl A5
1.978%, 12/17/2053	1,000	984
GS Mortgage Securities II, Ser 2013-GC10, Cl A5
2.943%, 02/10/2046	560	573
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl A5
3.817%, 08/15/2050	5,000	5,288
Wells Fargo Commercial Mortgage Trust, Ser 2018-C44, Cl A5
4.212%, 05/15/2051	1,500	1,692

		14,919

Total Mortgage-Backed Securities (Cost $344,333) ($ Thousands)		341,996

CORPORATE OBLIGATIONS — 26.8%

Communication Services — 2.1%
Activision Blizzard
1.350%, 09/15/2030	90	83
Alphabet
2.050%, 08/15/2050	130	117
1.100%, 08/15/2030	130	122
0.450%, 08/15/2025	90	88
America Movil
4.375%, 04/22/2049	500	623
2.875%, 05/07/2030	200	208
AT&T
4.850%, 03/01/2039	1,000	1,202
3.650%, 06/01/2051	500	520
3.500%, 06/01/2041	600	619
3.500%, 02/01/2061	135	132
3.300%, 02/01/2052	120	118
3.100%, 02/01/2043	200	193
2.750%, 06/01/2031	200	203
2.300%, 06/01/2027	300	307

Adviser Managed Trust / Quarterly Report / October 31, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 02/01/2032	$165	$159
1.700%, 03/25/2026	550	552
1.650%, 02/01/2028	35	34
0.900%, 03/25/2024	300	300
Baidu
1.720%, 04/09/2026	200	197
Charter Communications Operating LLC
4.908%, 07/23/2025	300	334
4.400%, 12/01/2061	50	53
3.900%, 06/01/2052	85	86
3.850%, 04/01/2061	135	131
3.700%, 04/01/2051	580	570
3.500%, 06/01/2041	660	648
2.800%, 04/01/2031	200	199
2.300%, 02/01/2032	100	95
Comcast
3.950%, 10/15/2025	500	549
3.750%, 04/01/2040	400	448
3.250%, 11/01/2039	500	525
3.100%, 04/01/2025	500	530
2.800%, 01/15/2051	300	288
2.650%, 08/15/2062	150	135
2.450%, 08/15/2052	225	204
1.950%, 01/15/2031	200	195
1.500%, 02/15/2031	300	281
Discovery Communications
4.650%, 05/15/2050	300	354
3.625%, 05/15/2030	300	323
Electronic Arts
2.950%, 02/15/2051	40	39
1.850%, 02/15/2031	60	58
Fox
5.576%, 01/25/2049	300	412
5.476%, 01/25/2039	500	647
Interpublic Group of Cos
3.375%, 03/01/2041	370	393
2.400%, 03/01/2031	100	100
Rogers Communications
4.350%, 05/01/2049	500	573
3.700%, 11/15/2049	500	519
Telefonica Emisiones
5.520%, 03/01/2049	500	660
T-Mobile USA
4.375%, 04/15/2040	500	571
3.600%, 11/15/2060	20	20
3.500%, 04/15/2025	300	320
3.300%, 02/15/2051	50	49
3.000%, 02/15/2041	220	212
2.550%, 02/15/2031	230	228
2.250%, 11/15/2031	50	48
2.050%, 02/15/2028	35	35
1.500%, 02/15/2026	550	546

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verizon Communications
4.812%, 03/15/2039	$1,000	$1,236
4.672%, 03/15/2055	200	264
4.000%, 03/22/2050	500	573
3.700%, 03/22/2061	45	49
3.550%, 03/22/2051	55	59
3.400%, 03/22/2041	380	399
3.000%, 03/22/2027	300	318
3.000%, 11/20/2060	90	85
2.875%, 11/20/2050	400	381
2.650%, 11/20/2040	400	378
2.550%, 03/21/2031	55	55
2.100%, 03/22/2028	60	60
1.750%, 01/20/2031	100	94
1.450%, 03/20/2026	540	539
0.850%, 11/20/2025	100	98
0.750%, 03/22/2024	35	35
ViacomCBS
4.950%, 01/15/2031	100	119
4.950%, 05/19/2050	300	379
4.750%, 05/15/2025	300	333
4.200%, 05/19/2032	200	228
Vodafone Group
5.000%, 05/30/2038	300	373
Walt Disney
6.650%, 11/15/2037	500	746
4.700%, 03/23/2050	500	670
4.625%, 03/23/2040	200	250
3.500%, 05/13/2040	500	552
3.350%, 03/24/2025	200	214

		25,642

Consumer Discretionary — 1.8%
Advance Auto Parts
1.750%, 10/01/2027	40	39
Alibaba Group Holding
2.700%, 02/09/2041	500	458
Amazon.com
3.250%, 05/12/2061	100	109
3.100%, 05/12/2051	100	107
2.875%, 05/12/2041	100	104
2.100%, 05/12/2031	100	101
1.650%, 05/12/2028	100	100
1.500%, 06/03/2030	200	194
1.000%, 05/12/2026	100	99
0.800%, 06/03/2025	500	495
0.450%, 05/12/2024	45	45
0.400%, 06/03/2023	500	500
0.250%, 05/12/2023	40	40
American Honda Finance MTN
1.300%, 09/09/2026	20	20
1.200%, 07/08/2025	200	200

24	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.875%, 07/07/2023	$635	$638
0.750%, 08/09/2024	15	15
AutoNation
2.400%, 08/01/2031	30	29
AutoZone
3.625%, 04/15/2025	500	537
BAT International Finance
1.668%, 03/25/2026	200	198
Best Buy
1.950%, 10/01/2030	50	48
Choice Hotels International
3.700%, 01/15/2031	405	432
Council of Europe Development Bank
1.375%, 02/27/2025	500	507
Diageo Capital
2.000%, 04/29/2030	200	199
1.375%, 09/29/2025	300	302
Dollar General
4.125%, 04/03/2050	300	356
DR Horton
2.600%, 10/15/2025	500	521
eBay
3.650%, 05/10/2051	50	55
2.700%, 03/11/2030	200	206
2.600%, 05/10/2031	50	51
1.400%, 05/10/2026	50	50
Expedia Group
4.625%, 08/01/2027	615	689
3.600%, 12/15/2023	565	594
General Motors
6.800%, 10/01/2027	500	616
6.125%, 10/01/2025	500	580
5.400%, 10/02/2023	500	541
General Motors Financial
3.600%, 06/21/2030	50	53
2.750%, 06/20/2025	550	571
1.500%, 06/10/2026	500	492
1.200%, 10/15/2024	300	299
Home Depot
3.300%, 04/15/2040	300	326
2.750%, 09/15/2051	50	50
2.700%, 04/15/2030	200	211
2.375%, 03/15/2051	300	279
1.875%, 09/15/2031	40	39
1.500%, 09/15/2028	100	98
1.375%, 03/15/2031	300	282
0.900%, 03/15/2028	95	90
Lowe’s
5.000%, 04/15/2040	300	381
3.500%, 04/01/2051	75	82
3.000%, 10/15/2050	15	15
2.800%, 09/15/2041	50	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.625%, 04/01/2031	$150	$153
1.700%, 09/15/2028	25	24
1.700%, 10/15/2030	20	19
1.300%, 04/15/2028	320	308
Marriott International
4.625%, 06/15/2030	300	342
3.500%, 10/15/2032	40	42
2.750%, 10/15/2033	25	24
Massachusetts Institute of Technology
2.989%, 07/01/2050	45	50
McDonald’s MTN
4.200%, 04/01/2050	500	613
3.625%, 09/01/2049	100	112
3.600%, 07/01/2030	200	222
2.125%, 03/01/2030	500	501
NIKE
2.850%, 03/27/2030	200	214
O’Reilly Automotive
1.750%, 03/15/2031	135	129
RELX Capital
3.000%, 05/22/2030	200	211
Rockefeller Foundation
2.492%, 10/01/2050	30	30
Ross Stores
0.875%, 04/15/2026	100	97
Sands China
3.800%, 01/08/2026	500	503
Starbucks
4.450%, 08/15/2049	100	124
3.500%, 11/15/2050	300	325
2.550%, 11/15/2030	200	205
2.250%, 03/12/2030	200	201
Target
2.250%, 04/15/2025	500	519
TJX
1.600%, 05/15/2031	250	239
1.150%, 05/15/2028	250	242
Toyota Motor Credit MTN
3.375%, 04/01/2030	200	221
3.000%, 04/01/2025	300	318
1.800%, 02/13/2025	500	510
1.350%, 08/25/2023	300	304
1.125%, 06/18/2026	500	493
0.800%, 10/16/2025	50	49
Trustees of the University of Pennsylvania
2.396%, 10/01/2050	180	177
Unilever Capital
1.375%, 09/14/2030	165	157
0.375%, 09/14/2023	100	100
VF
2.800%, 04/23/2027	500	527
2.400%, 04/23/2025	500	517

Adviser Managed Trust / Quarterly Report / October 31, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Whirlpool
2.400%, 05/15/2031	$15	$15

		21,929

Consumer Staples — 1.5%
Altria Group
5.800%, 02/14/2039	500	609
4.450%, 05/06/2050	300	318
4.000%, 02/04/2061	75	72
3.700%, 02/04/2051	200	190
3.400%, 02/04/2041	385	359
2.450%, 02/04/2032	200	190
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	500	740
5.450%, 01/23/2039	500	657
4.500%, 06/01/2050	500	619
4.350%, 06/01/2040	800	941
Archer-Daniels-Midland
2.700%, 09/15/2051	200	203
BAT Capital
4.700%, 04/02/2027	300	334
3.984%, 09/25/2050	150	146
3.734%, 09/25/2040	295	287
2.726%, 03/25/2031	300	293
2.259%, 03/25/2028	200	196
Bunge Finance
2.750%, 05/14/2031	50	50
1.630%, 08/17/2025	125	125
Campbell Soup
2.375%, 04/24/2030	200	200
Clorox
1.800%, 05/15/2030	200	195
Coca-Cola
3.000%, 03/05/2051	20	21
2.875%, 05/05/2041	350	363
2.250%, 01/05/2032	50	51
2.000%, 03/05/2031	65	65
1.650%, 06/01/2030	200	194
1.450%, 06/01/2027	500	498
Conagra Brands
4.600%, 11/01/2025	500	557
Constellation Brands
2.875%, 05/01/2030	200	207
2.250%, 08/01/2031	125	122
Costco Wholesale
1.750%, 04/20/2032	500	487
1.600%, 04/20/2030	500	487
Estee Lauder
2.600%, 04/15/2030	200	209
General Mills
2.875%, 04/15/2030	200	209
2.250%, 10/14/2031	275	273

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hershey
2.650%, 06/01/2050	$500	$498
Hormel Foods
1.800%, 06/11/2030	200	196
Ingredion
3.900%, 06/01/2050	200	231
J M Smucker
2.750%, 09/15/2041	100	97
2.125%, 03/15/2032	100	97
Keurig Dr Pepper
3.350%, 03/15/2051	30	32
2.250%, 03/15/2031	40	40
0.750%, 03/15/2024	85	85
Kimberly-Clark
2.000%, 11/02/2031	200	200
1.050%, 09/15/2027	125	121
Kroger
3.950%, 01/15/2050	500	579
1.700%, 01/15/2031	65	62
McCormick
2.500%, 04/15/2030	200	203
Mondelez International
2.750%, 04/13/2030	200	208
2.625%, 09/04/2050	100	94
PepsiCo
2.750%, 03/19/2030	200	212
2.625%, 10/21/2041	300	303
2.250%, 03/19/2025	500	520
1.625%, 05/01/2030	200	195
1.400%, 02/25/2031	40	38
0.750%, 05/01/2023	500	502
0.400%, 10/07/2023	25	25
Philip Morris International
1.750%, 11/01/2030	350	335
1.125%, 05/01/2023	500	505
0.875%, 05/01/2026	350	340
Procter & Gamble
3.000%, 03/25/2030	200	217
1.950%, 04/23/2031	200	202
Sysco
5.650%, 04/01/2025	300	341
Walgreens Boots Alliance
4.100%, 04/15/2050	500	564
Walmart
3.400%, 06/26/2023	300	314
3.050%, 07/08/2026	500	539
2.850%, 07/08/2024	500	526
2.650%, 09/22/2051	40	41
2.500%, 09/22/2041	55	55
1.800%, 09/22/2031	30	30
1.500%, 09/22/2028	65	64

26	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.050%, 09/17/2026	$65	$64

		19,142

Energy — 1.9%
Boardwalk Pipelines
3.400%, 02/15/2031	85	88
BP Capital Markets America
3.796%, 09/21/2025	500	546
3.633%, 04/06/2030	300	332
3.543%, 04/06/2027	500	544
3.379%, 02/08/2061	25	26
3.194%, 04/06/2025	500	532
3.060%, 06/17/2041	500	505
3.001%, 03/17/2052	50	49
Canadian Natural Resources
2.950%, 07/15/2030	500	515
2.050%, 07/15/2025	500	508
Cenovus Energy
3.750%, 02/15/2052	75	76
2.650%, 01/15/2032	65	63
Cheniere Corpus Christi Holdings
2.742%, 12/31/2039 (A)	455	445
Chevron
1.995%, 05/11/2027	500	510
1.554%, 05/11/2025	500	507
1.141%, 05/11/2023	500	505
ConocoPhillips
4.875%, 10/01/2047 (A)	500	666
2.400%, 02/15/2031 (A)	190	192
Diamondback Energy
4.750%, 05/31/2025	500	554
Eastern Gas Transmission & Storage
4.800%, 11/01/2043 (A)	400	496
Energy Transfer
6.250%, 04/15/2049	500	664
4.750%, 01/15/2026	500	554
2.900%, 05/15/2025	500	522
Enterprise Products Operating
3.300%, 02/15/2053	85	85
Enterprise Products Operating LLC
3.700%, 01/31/2051	500	530
2.800%, 01/31/2030	200	208
Equinor
3.700%, 04/06/2050	500	586
3.625%, 04/06/2040	200	226
Exxon Mobil
4.227%, 03/19/2040	500	598
3.482%, 03/19/2030	300	332
2.992%, 03/19/2025	500	529
2.610%, 10/15/2030	300	312
1.571%, 04/15/2023	500	507

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Halliburton
4.850%, 11/15/2035	$300	$356
Helmerich & Payne
2.900%, 09/29/2031 (A)	10	10
HollyFrontier
2.625%, 10/01/2023	250	257
Kinder Morgan
5.550%, 06/01/2045	500	643
3.600%, 02/15/2051	250	254
3.250%, 08/01/2050	145	140
2.000%, 02/15/2031	140	133
Magellan Midstream Partners
3.250%, 06/01/2030	200	211
Marathon Petroleum
4.700%, 05/01/2025	500	552
MPLX
5.200%, 12/01/2047	300	367
4.250%, 12/01/2027	500	557
2.650%, 08/15/2030	115	114
ONEOK
7.150%, 01/15/2051	500	747
5.850%, 01/15/2026	300	349
2.200%, 09/15/2025	300	306
Phillips 66
3.850%, 04/09/2025	500	539
2.150%, 12/15/2030	300	290
Pioneer Natural Resources
1.900%, 08/15/2030	200	190
0.550%, 05/15/2023	15	15
Sabine Pass Liquefaction
4.500%, 05/15/2030	500	570
Shell International Finance BV
3.250%, 04/06/2050	550	601
2.750%, 04/06/2030	210	221
2.375%, 04/06/2025	500	519
0.375%, 09/15/2023	250	249
Suncor Energy
3.100%, 05/15/2025	500	528
TotalEnergies Capital International
3.127%, 05/29/2050	300	315
TransCanada PipeLines
4.100%, 04/15/2030	300	336
2.500%, 10/12/2031	165	164
1.000%, 10/12/2024	420	418
Valero Energy
2.700%, 04/15/2023	500	514
1.200%, 03/15/2024	250	250
Williams
3.500%, 11/15/2030	200	215
		24,242

Adviser Managed Trust / Quarterly Report / October 31, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 8.5%
Aflac
1.125%, 03/15/2026	$105	$104
African Development Bank
0.750%, 04/03/2023	500	502
African Development Bank MTN
0.875%, 07/22/2026	116	114
Alleghany
3.250%, 08/15/2051	5	5
Allstate
1.450%, 12/15/2030	200	190
0.750%, 12/15/2025	125	122
Ally Financial
1.450%, 10/02/2023	565	570
American Express
3.700%, 08/03/2023	500	525
3.400%, 02/22/2024	500	527
2.500%, 07/30/2024	500	521
American Financial Group
5.250%, 04/02/2030	300	361
American International Group
4.375%, 06/30/2050	200	249
3.400%, 06/30/2030	200	217
2.500%, 06/30/2025	300	312
Andina de Fomento
1.625%, 09/23/2025	500	504
Aon
2.800%, 05/15/2030	200	207
2.200%, 11/15/2022	300	305
Arch Capital Group
3.635%, 06/30/2050	35	39
Ares Capital
3.875%, 01/15/2026	300	318
Asian Development Bank
1.625%, 01/24/2023	500	508
0.625%, 04/29/2025	1,000	985
Asian Development Bank MTN
1.875%, 01/24/2030	500	512
1.000%, 04/14/2026	100	99
0.500%, 02/04/2026	250	244
0.375%, 06/11/2024	200	198
0.250%, 07/14/2023	45	45
Asian Infrastructure Investment Bank
0.250%, 09/29/2023	335	333
Assurant
2.650%, 01/15/2032	100	98
Assured Guaranty US Holdings
3.150%, 06/15/2031	35	37
Athene Holding
6.150%, 04/03/2030	300	374
3.500%, 01/15/2031	100	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bain Capital Specialty Finance
2.550%, 10/13/2026	$25	$24
Banco Santander
3.490%, 05/28/2030	200	212
2.746%, 05/28/2025	200	208
1.849%, 03/25/2026	500	500
Bank of America
3.483%, VAR United States Secured Overnight Financing Rate + 1.650%, 03/13/2052	200	221
3.311%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2042	400	424
2.687%, VAR United States Secured Overnight Financing Rate + 1.320%, 04/22/2032	100	101
2.651%, VAR United States Secured Overnight Financing Rate + 1.220%, 03/11/2032	200	202
2.592%, VAR United States Secured Overnight Financing Rate + 2.150%, 04/29/2031	200	202
2.572%, VAR United States Secured Overnight Financing Rate + 1.210%, 10/20/2032	300	301
2.482%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.200%, 09/21/2036	250	243
1.734%, VAR United States Secured Overnight Financing Rate + 0.960%, 07/22/2027	300	298
1.658%, VAR United States Secured Overnight Financing Rate + 0.910%, 03/11/2027	500	498
0.976%, VAR United States Secured Overnight Financing Rate + 0.690%, 04/22/2025	600	597
Bank of America MTN
4.100%, 07/24/2023	200	212
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	200	241
4.078%, VAR ICE LIBOR USD 3 Month + 1.320%, 04/23/2040	700	807
2.884%, VAR ICE LIBOR USD 3 Month + 1.190%, 10/22/2030	200	207
2.831%, VAR United States Secured Overnight Financing Rate + 1.880%, 10/24/2051	50	49
2.676%, VAR United States Secured Overnight Financing Rate + 1.930%, 06/19/2041	500	482
2.015%, VAR ICE LIBOR USD 3 Month + 0.640%, 02/13/2026	500	509

28	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.922%, VAR United States Secured Overnight Financing Rate + 1.370%, 10/24/2031	$200	$191
1.898%, VAR United States Secured Overnight Financing Rate + 1.530%, 07/23/2031	200	191
1.486%, VAR United States Secured Overnight Financing Rate + 1.460%, 05/19/2024	300	303
1.319%, VAR United States Secured Overnight Financing Rate + 1.150%, 06/19/2026	500	496
1.197%, VAR United States Secured Overnight Financing Rate + 1.010%, 10/24/2026	200	197
0.810%, VAR United States Secured Overnight Financing Rate + 0.740%, 10/24/2024	200	200
0.523%, VAR United States Secured Overnight Financing Rate + 0.410%, 06/14/2024	300	299
Bank of Montreal MTN
3.300%, 02/05/2024	500	527
1.850%, 05/01/2025	300	306
Bank of New York Mellon MTN
2.100%, 10/24/2024	500	517
1.650%, 07/14/2028	100	99
1.650%, 01/28/2031	200	195
1.600%, 04/24/2025	300	304
Bank of Nova Scotia
3.400%, 02/11/2024	500	528
2.200%, 02/03/2025	300	309
1.950%, 02/01/2023	300	305
1.625%, 05/01/2023	300	305
1.350%, 06/24/2026	500	496
Barclays
3.811%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.700%, 03/10/2042	200	212
2.852%, VAR United States Secured Overnight Financing Rate + 2.714%, 05/07/2026	300	312
2.667%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.200%, 03/10/2032	200	199
2.645%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.900%, 06/24/2031	200	201
1.007%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.800%, 12/10/2024	290	290
Berkshire Hathaway Finance
2.850%, 10/15/2050	265	266

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 01/15/2051	$280	$262
1.450%, 10/15/2030	315	301
BlackRock
1.900%, 01/28/2031	300	297
BlackRock TCP Capital
2.850%, 02/09/2026	500	505
Blackstone Secured Lending Fund
2.750%, 09/16/2026	100	101
Brighthouse Financial
5.625%, 05/15/2030	300	360
4.700%, 06/22/2047	500	574
Brookfield Finance
4.850%, 03/29/2029	200	233
3.500%, 03/30/2051	150	159
Brown & Brown
2.375%, 03/15/2031	35	35
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	500	527
1.250%, 06/22/2026	500	490
0.950%, 06/23/2023	200	201
Capital One Financial
3.800%, 01/31/2028	500	552
2.618%, VAR United States Secured Overnight Financing Rate + 1.265%, 11/02/2032	100	100
2.600%, 05/11/2023	300	308
2.359%, VAR United States Secured Overnight Financing Rate + 1.337%, 07/29/2032	100	97
1.878%, VAR United States Secured Overnight Financing Rate + 0.855%, 11/02/2027	100	100
CBOE Global Markets
1.625%, 12/15/2030	100	95
Charles Schwab
4.200%, 03/24/2025	500	548
1.950%, 12/01/2031	50	49
1.150%, 05/13/2026	525	521
Chubb INA Holdings
1.375%, 09/15/2030	325	305
CI Financial
3.200%, 12/17/2030	65	67
Citigroup
8.125%, 07/15/2039	200	340
5.316%, VAR United States Secured Overnight Financing Rate + 4.548%, 03/26/2041	700	921
4.412%, VAR United States Secured Overnight Financing Rate + 3.914%, 03/31/2031	200	229
3.106%, VAR United States Secured Overnight Financing Rate + 2.842%, 04/08/2026	300	316

Adviser Managed Trust / Quarterly Report / October 31, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.976%, VAR United States Secured Overnight Financing Rate + 1.422%, 11/05/2030	$200	$209
2.572%, VAR United States Secured Overnight Financing Rate + 2.107%, 06/03/2031	200	202
2.561%, VAR United States Secured Overnight Financing Rate + 1.167%, 05/01/2032	165	166
1.678%, VAR United States Secured Overnight Financing Rate + 1.667%, 05/15/2024	100	101
1.462%, VAR United States Secured Overnight Financing Rate + 0.770%, 06/09/2027	500	493
0.981%, VAR United States Secured Overnight Financing Rate + 0.669%, 05/01/2025	150	149
0.776%, VAR United States Secured Overnight Financing Rate + 0.686%, 10/30/2024	150	150
Citizens Bank
2.250%, 04/28/2025	500	516
Citizens Financial Group
3.250%, 04/30/2030	200	213
CNA Financial
2.050%, 08/15/2030	65	63
Cooperatieve Rabobank
4.625%, 12/01/2023	200	215
Credit Suisse NY
2.950%, 04/09/2025	300	316
1.250%, 08/07/2026	300	294
1.000%, 05/05/2023	100	100
Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate + 2.581%, 11/26/2025	500	535
2.222%, VAR United States Secured Overnight Financing Rate + 2.159%, 09/18/2024	250	255
1.686%, 03/19/2026	300	299
Enstar Group
3.100%, 09/01/2031	25	24
Equitable Holdings
5.000%, 04/20/2048	500	640
4.350%, 04/20/2028	200	226
European Bank for Reconstruction & Development MTN
0.250%, 07/10/2023	700	698
European Investment Bank
1.625%, 05/13/2031	500	501
1.375%, 05/15/2023	500	507
1.250%, 02/14/2031	520	503

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.875%, 05/17/2030	$500	$473
0.750%, 10/26/2026	83	81
0.625%, 07/25/2025	1,000	986
0.375%, 12/15/2025	200	194
Everest Reinsurance Holdings
3.500%, 10/15/2050	100	106
Fairfax Financial Holdings
4.625%, 04/29/2030	300	336
Fidelity National Financial
2.450%, 03/15/2031	150	149
Franklin Resources
1.600%, 10/30/2030	100	94
FS KKR Capital
3.400%, 01/15/2026	200	206
Globe Life
2.150%, 08/15/2030	250	245
Goldman Sachs Group
5.150%, 05/22/2045	500	661
3.625%, 02/20/2024	200	212
3.500%, 04/01/2025	500	534
3.210%, VAR United States Secured Overnight Financing Rate + 1.513%, 04/22/2042	90	93
2.908%, VAR United States Secured Overnight Financing Rate + 1.472%, 07/21/2042	115	115
2.650%, VAR United States Secured Overnight Financing Rate + 1.264%, 10/21/2032	115	116
2.615%, VAR United States Secured Overnight Financing Rate + 1.281%, 04/22/2032	105	105
1.992%, VAR United States Secured Overnight Financing Rate + 1.090%, 01/27/2032	225	216
1.948%, VAR United States Secured Overnight Financing Rate + 0.913%, 10/21/2027	135	135
1.542%, VAR United States Secured Overnight Financing Rate + 0.818%, 09/10/2027	100	98
1.431%, VAR United States Secured Overnight Financing Rate + 0.798%, 03/09/2027	500	492
1.093%, VAR United States Secured Overnight Financing Rate + 0.789%, 12/09/2026	400	390
0.925%, VAR United States Secured Overnight Financing Rate + 0.486%, 10/21/2024	140	140
0.855%, VAR United States Secured Overnight Financing Rate + 0.609%, 02/12/2026	665	653

30	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.673%, VAR United States Secured Overnight Financing Rate + 0.572%, 03/08/2024	$250	$249
0.657%, VAR United States Secured Overnight Financing Rate + 0.505%, 09/10/2024	100	99
0.627%, VAR United States Secured Overnight Financing Rate + 0.538%, 11/17/2023	170	170
0.523%, 03/08/2023	155	155
Goldman Sachs Group MTN
2.383%, VAR United States Secured Overnight Financing Rate + 1.248%, 07/21/2032	145	143
Hanover Insurance Group
2.500%, 09/01/2030	15	15
Hartford Financial Services Group
2.900%, 09/15/2051	50	50
HSBC Holdings
4.950%, 03/31/2030	200	235
3.803%, VAR ICE LIBOR USD 3 Month + 1.211%, 03/11/2025	500	529
2.848%, VAR United States Secured Overnight Financing Rate + 2.387%, 06/04/2031	200	203
2.804%, VAR United States Secured Overnight Financing Rate + 1.187%, 05/24/2032	200	201
2.206%, VAR United States Secured Overnight Financing Rate + 1.285%, 08/17/2029	200	196
2.099%, VAR United States Secured Overnight Financing Rate + 1.929%, 06/04/2026	300	304
2.013%, VAR United States Secured Overnight Financing Rate + 1.732%, 09/22/2028	200	197
1.589%, VAR United States Secured Overnight Financing Rate + 1.290%, 05/24/2027	420	413
Huntington Bancshares
2.487%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.170%, 08/15/2036 (A)	100	98
ING Groep
3.550%, 04/09/2024	500	531
1.726%, VAR United States Secured Overnight Financing Rate + 1.005%, 04/01/2027	500	499
Inter-American Development Bank
0.625%, 07/15/2025	1,000	987
0.625%, 09/16/2027	500	477
0.500%, 05/24/2023	400	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.250%, 11/15/2023	$500	$497
Intercontinental Exchange
3.000%, 06/15/2050	200	199
3.000%, 09/15/2060	160	155
2.650%, 09/15/2040	165	159
1.850%, 09/15/2032	165	155
0.700%, 06/15/2023	110	110
International Bank for Reconstruction & Development
2.500%, 07/29/2025	1,000	1,055
1.625%, 11/03/2031	381	380
1.250%, 02/10/2031	500	484
1.125%, 09/13/2028	160	156
0.875%, 05/14/2030	500	473
0.750%, 11/24/2027	230	221
0.500%, 10/28/2025	800	782
0.250%, 11/24/2023	125	124
International Bank for Reconstruction & Development MTN
1.375%, 04/20/2028	650	647
International Finance MTN
0.750%, 08/27/2030	500	467
0.375%, 07/16/2025	145	142
Jefferies Group
2.625%, 10/15/2031	200	196
JPMorgan Chase
4.493%, VAR United States Secured Overnight Financing Rate + 3.790%, 03/24/2031	200	232
3.328%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2052	70	76
3.157%, VAR United States Secured Overnight Financing Rate + 1.460%, 04/22/2042	100	104
3.109%, VAR United States Secured Overnight Financing Rate + 2.440%, 04/22/2051	800	828
3.109%, VAR United States Secured Overnight Financing Rate + 2.460%, 04/22/2041	700	725
2.956%, VAR United States Secured Overnight Financing Rate + 2.515%, 05/13/2031	300	310
2.580%, VAR United States Secured Overnight Financing Rate + 1.250%, 04/22/2032	75	76
2.525%, VAR United States Secured Overnight Financing Rate + 1.510%, 11/19/2041	750	712
2.522%, VAR United States Secured Overnight Financing Rate + 2.040%, 04/22/2031	200	202

Adviser Managed Trust / Quarterly Report / October 31, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.182%, VAR United States Secured Overnight Financing Rate + 1.890%, 06/01/2028	$300	$302
2.005%, VAR United States Secured Overnight Financing Rate + 1.585%, 03/13/2026	500	510
1.764%, VAR United States Secured Overnight Financing Rate + 1.105%, 11/19/2031	250	237
1.578%, VAR United States Secured Overnight Financing Rate + 0.885%, 04/22/2027	565	560
1.514%, VAR United States Secured Overnight Financing Rate + 1.455%, 06/01/2024	300	304
1.470%, VAR United States Secured Overnight Financing Rate + 0.765%, 09/22/2027	75	74
1.045%, VAR United States Secured Overnight Financing Rate + 0.800%, 11/19/2026	250	244
0.969%, VAR United States Secured Overnight Financing Rate + 0.580%, 06/23/2025	300	298
0.824%, VAR United States Secured Overnight Financing Rate + 0.540%, 06/01/2025	170	169
0.768%, VAR United States Secured Overnight Financing Rate + 0.490%, 08/09/2025	665	657
0.697%, VAR United States Secured Overnight Financing Rate + 0.580%, 03/16/2024	200	200
Kemper
2.400%, 09/30/2030	50	49
KeyBank
1.250%, 03/10/2023	300	303
Korea Development Bank
3.375%, 03/12/2023	260	270
0.500%, 10/27/2023	200	199
Kreditanstalt fuer Wiederaufbau
2.625%, 02/28/2024	500	522
2.375%, 12/29/2022	500	512
0.625%, 01/22/2026	1,300	1,272
0.250%, 10/19/2023	750	746
0.250%, 03/08/2024	325	322
Landwirtschaftliche Rentenbank
0.875%, 03/30/2026	40	39
0.500%, 05/27/2025	500	492
Lloyds Banking Group
4.050%, 08/16/2023	500	529
3.900%, 03/12/2024	500	534

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.695%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.550%, 05/11/2024	$200	$200
Manulife Financial
2.484%, 05/19/2027	300	311
Markel
3.450%, 05/07/2052	70	74
Marsh & McLennan
3.875%, 03/15/2024	500	534
2.250%, 11/15/2030	200	200
MetLife
4.550%, 03/23/2030	200	236
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	500	563
3.407%, 03/07/2024	500	528
2.801%, 07/18/2024	500	523
2.193%, 02/25/2025	500	514
1.640%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.670%, 10/13/2027	200	198
Mizuho Financial Group
2.260%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 07/09/2032	200	195
2.226%, VAR ICE LIBOR USD 3 Month + 0.830%, 05/25/2026	300	306
1.241%, 07/10/2024 (D)	200	201
Moody’s
2.550%, 08/18/2060	250	225
2.000%, 08/19/2031	100	98
Morgan Stanley
3.217%, VAR United States Secured Overnight Financing Rate + 1.485%, 04/22/2042	145	152
2.484%, VAR United States Secured Overnight Financing Rate + 1.360%, 09/16/2036	500	486
1.593%, VAR United States Secured Overnight Financing Rate + 0.879%, 05/04/2027	545	540
0.985%, VAR United States Secured Overnight Financing Rate + 0.720%, 12/10/2026	250	243
0.790%, VAR United States Secured Overnight Financing Rate + 0.525%, 05/30/2025	200	198
0.731%, VAR United States Secured Overnight Financing Rate + 0.616%, 04/05/2024	180	180
Morgan Stanley MTN
5.597%, VAR United States Secured Overnight Financing Rate + 4.840%, 03/24/2051	700	1,059

32	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.622%, VAR United States Secured Overnight Financing Rate + 3.120%, 04/01/2031	$200	$218
2.720%, VAR United States Secured Overnight Financing Rate + 1.152%, 07/22/2025	500	519
2.511%, VAR United States Secured Overnight Financing Rate + 1.200%, 10/20/2032	110	110
2.239%, VAR United States Secured Overnight Financing Rate + 1.178%, 07/21/2032	150	146
2.188%, VAR United States Secured Overnight Financing Rate + 1.990%, 04/28/2026	300	307
1.794%, VAR United States Secured Overnight Financing Rate + 1.034%, 02/13/2032	375	353
1.512%, VAR United States Secured Overnight Financing Rate + 0.858%, 07/20/2027	150	148
1.164%, VAR United States Secured Overnight Financing Rate + 0.560%, 10/21/2025	110	109
0.864%, VAR United States Secured Overnight Financing Rate + 0.745%, 10/21/2025	345	341
0.791%, VAR United States Secured Overnight Financing Rate + 0.509%, 01/22/2025	150	149
MUFG Union Bank
2.100%, 12/09/2022	100	102
Nasdaq
0.445%, 12/21/2022	80	80
National Australia Bank
1.875%, 12/13/2022	300	305
National Bank of Canada
0.750%, 08/06/2024	500	496
National Bank of Canada MTN
2.100%, 02/01/2023	300	306
NatWest Group
4.269%, VAR ICE LIBOR USD 3 Month + 1.762%, 03/22/2025	500	535
3.875%, 09/12/2023	500	527
3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.550%, 05/22/2028	300	314
Nomura Holdings
3.103%, 01/16/2030	200	207
2.648%, 01/16/2025	300	311
1.653%, 07/14/2026	500	492
Nordic Investment Bank
0.375%, 09/11/2025	500	486

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northern Trust
1.950%, 05/01/2030	$300	$299
Oaktree Specialty Lending
2.700%, 01/15/2027	50	50
Oesterreichische Kontrollbank
1.500%, 02/12/2025	500	509
0.375%, 09/17/2025	90	88
Oesterreichische Kontrollbank MTN
2.875%, 03/13/2023	500	516
Old Republic International
3.850%, 06/11/2051	55	60
Owl Rock Capital
4.250%, 01/15/2026	100	106
2.625%, 01/15/2027	100	99
PartnerRe Finance B
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.815%, 10/01/2050	100	107
PNC Financial Services Group
3.500%, 01/23/2024	200	211
2.307%, VAR United States Secured Overnight Financing Rate + 0.979%, 04/23/2032	265	268
1.150%, 08/13/2026	200	198
Progressive
3.950%, 03/26/2050	200	244
Prospect Capital
3.437%, 10/15/2028	50	48
Prudential Financial MTN
3.000%, 03/10/2040	1,000	1,028
1.500%, 03/10/2026	300	302
Prudential PLC
3.125%, 04/14/2030	300	321
Royal Bank of Canada MTN
1.950%, 01/17/2023	300	305
1.600%, 04/17/2023	300	305
1.200%, 04/27/2026	300	296
1.150%, 06/10/2025	500	497
0.500%, 10/26/2023	35	35
S&P Global
2.300%, 08/15/2060	95	83
1.250%, 08/15/2030	75	70
Santander Holdings USA
3.450%, 06/02/2025	500	531
Sumitomo Mitsui Financial Group
2.696%, 07/16/2024	500	521
2.348%, 01/15/2025	300	309
2.222%, 09/17/2031	200	195
2.130%, 07/08/2030	200	196
1.474%, 07/08/2025	500	500
SVB Financial Group
2.100%, 05/15/2028	40	40

Adviser Managed Trust / Quarterly Report / October 31, 2021	33

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.800%, 02/02/2031	$65	$62
Synchrony Financial
2.875%, 10/28/2031	100	100
Toronto-Dominion Bank MTN
2.000%, 09/10/2031	50	49
1.250%, 09/10/2026	50	49
1.200%, 06/03/2026	600	593
1.150%, 06/12/2025	500	498
0.700%, 09/10/2024	50	50
0.550%, 03/04/2024	250	248
Travelers
3.050%, 06/08/2051	400	426
Truist Bank
3.200%, 04/01/2024	500	527
1.500%, 03/10/2025	300	304
1.250%, 03/09/2023	300	303
Truist Financial MTN
3.750%, 12/06/2023	500	530
2.500%, 08/01/2024	500	521
1.267%, VAR United States Secured Overnight Financing Rate + 0.609%, 03/02/2027	500	493
US Bancorp
2.400%, 07/30/2024	500	520
1.450%, 05/12/2025	300	303
US Bancorp MTN
1.375%, 07/22/2030	50	47
US Bank
2.050%, 01/21/2025	300	309
1.950%, 01/09/2023	300	305
W R Berkley
4.000%, 05/12/2050	30	35
3.150%, 09/30/2061	35	34
Wells Fargo
3.068%, VAR United States Secured Overnight Financing Rate + 2.530%, 04/30/2041	800	821
2.188%, VAR United States Secured Overnight Financing Rate + 2.000%, 04/30/2026	300	307
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate + 4.502%, 04/04/2051	800	1,105
4.478%, VAR United States Secured Overnight Financing Rate + 4.032%, 04/04/2031	300	347
3.750%, 01/24/2024	500	531
2.879%, VAR United States Secured Overnight Financing Rate + 1.432%, 10/30/2030	200	207

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.393%, VAR United States Secured Overnight Financing Rate + 2.100%, 06/02/2028	$300	$305
1.654%, VAR United States Secured Overnight Financing Rate + 1.600%, 06/02/2024	100	101
0.805%, VAR United States Secured Overnight Financing Rate + 0.510%, 05/19/2025	60	60
Westpac Banking
4.421%, 07/24/2039	200	235
3.300%, 02/26/2024	500	529
2.963%, 11/16/2040	530	529
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035	40	39
2.650%, 01/16/2030	200	211

		105,273

Health Care — 2.6%
Abbott Laboratories
1.400%, 06/30/2030	140	135
1.150%, 01/30/2028	45	44
AbbVie
4.850%, 06/15/2044	500	633
4.550%, 03/15/2035	500	596
4.250%, 11/21/2049	500	601
4.050%, 11/21/2039	1,000	1,149
Agilent Technologies
2.100%, 06/04/2030	300	296
AHS Hospital
2.780%, 07/01/2051	40	40
AmerisourceBergen
2.700%, 03/15/2031	200	203
0.737%, 03/15/2023	105	105
Amgen
3.150%, 02/21/2040	500	513
2.300%, 02/25/2031	200	199
1.900%, 02/21/2025	500	511
Anthem
3.600%, 03/15/2051	30	33
2.550%, 03/15/2031	50	51
1.500%, 03/15/2026	50	50
Astrazeneca Finance
2.250%, 05/28/2031	20	20
AstraZeneca PLC
2.125%, 08/06/2050	140	125
1.375%, 08/06/2030	300	284
0.700%, 04/08/2026	300	291
Banner Health
2.338%, 01/01/2030	200	202
1.897%, 01/01/2031	100	98

34	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Baylor Scott & White Holdings
1.777%, 11/15/2030	$20	$19
Becton Dickinson
3.794%, 05/20/2050	300	342
2.823%, 05/20/2030	400	416
Biogen
2.250%, 05/01/2030	200	197
Bon Secours Mercy Health
2.095%, 06/01/2031	100	99
Boston Scientific
2.650%, 06/01/2030	100	103
1.900%, 06/01/2025	300	306
Bristol-Myers Squibb
4.550%, 02/20/2048	500	655
4.125%, 06/15/2039	800	956
2.900%, 07/26/2024	192	202
2.550%, 11/13/2050	230	220
2.350%, 11/13/2040	320	306
1.450%, 11/13/2030	30	29
0.750%, 11/13/2025	50	49
0.537%, 11/13/2023	335	335
Cigna
4.800%, 08/15/2038	1,000	1,229
4.500%, 02/25/2026	300	334
3.400%, 03/15/2050	200	211
3.200%, 03/15/2040	500	515
2.375%, 03/15/2031	60	60
1.250%, 03/15/2026	65	64
CommonSpirit Health
3.910%, 10/01/2050	75	84
2.782%, 10/01/2030	50	51
1.547%, 10/01/2025	35	35
CVS Health
4.125%, 04/01/2040	500	574
3.625%, 04/01/2027	500	546
2.700%, 08/21/2040	500	479
1.875%, 02/28/2031	255	244
1.300%, 08/21/2027	400	388
Danaher
2.600%, 10/01/2050	190	185
DENTSPLY SIRONA
3.250%, 06/01/2030	200	212
Eli Lilly
2.250%, 05/15/2050	200	185
Gilead Sciences
2.800%, 10/01/2050	200	194
2.600%, 10/01/2040	200	192
1.650%, 10/01/2030	95	91
1.200%, 10/01/2027	120	116
Hackensack Meridian Health
2.675%, 09/01/2041	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HCA
5.125%, 06/15/2039	$1,000	$1,239
Humana
4.500%, 04/01/2025	300	330
2.150%, 02/03/2032	15	14
1.350%, 02/03/2027	15	15
0.650%, 08/03/2023	5	5
Indiana University Health Obligated Group
2.852%, 11/01/2051	15	16
Integris Baptist Medical Center
3.875%, 08/15/2050	100	116
Johnson & Johnson
2.450%, 09/01/2060	165	159
2.250%, 09/01/2050	250	240
2.100%, 09/01/2040	165	157
1.300%, 09/01/2030	175	168
0.950%, 09/01/2027	155	150
0.550%, 09/01/2025	125	123
Kaiser Foundation Hospitals
3.002%, 06/01/2051	100	104
2.810%, 06/01/2041	400	405
Laboratory Corp of America Holdings
1.550%, 06/01/2026	145	144
McKesson
0.900%, 12/03/2025	145	141
Merck
3.900%, 03/07/2039	500	585
2.350%, 06/24/2040	500	478
1.450%, 06/24/2030	300	288
0.750%, 02/24/2026	300	294
New York and Presbyterian Hospital
2.606%, 08/01/2060	40	38
Novartis Capital
1.750%, 02/14/2025	500	510
Orlando Health Obligated Group
3.327%, 10/01/2050	25	27
PeaceHealth Obligated Group
1.375%, 11/15/2025	25	25
PerkinElmer
3.625%, 03/15/2051	30	33
2.550%, 03/15/2031	85	86
2.250%, 09/15/2031	35	34
0.850%, 09/15/2024	30	30
Pfizer
4.000%, 03/15/2049	200	247
2.700%, 05/28/2050	300	304
2.625%, 04/01/2030	200	210
2.550%, 05/28/2040	300	299
1.750%, 08/18/2031	65	63
0.800%, 05/28/2025	500	495

Adviser Managed Trust / Quarterly Report / October 31, 2021	35

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Providence St. Joseph Health Obligated Group
2.700%, 10/01/2051	$75	$74
Quest Diagnostics
2.800%, 06/30/2031	200	207
Regeneron Pharmaceuticals
1.750%, 09/15/2030	35	33
Royalty Pharma
3.550%, 09/02/2050	30	30
3.350%, 09/02/2051	60	57
3.300%, 09/02/2040	30	30
2.200%, 09/02/2030	40	39
2.150%, 09/02/2031	55	52
1.200%, 09/02/2025	70	69
0.750%, 09/02/2023	55	55
Smith & Nephew
2.032%, 10/14/2030	50	49
Stryker
1.950%, 06/15/2030	200	197
1.150%, 06/15/2025	500	498
Sutter Health
3.361%, 08/15/2050	55	59
2.294%, 08/15/2030	55	55
Takeda Pharmaceutical
3.375%, 07/09/2060	100	106
3.025%, 07/09/2040	500	508
2.050%, 03/31/2030	200	196
Texas Health Resources
2.328%, 11/15/2050	65	60
Thermo Fisher Scientific
4.133%, 03/25/2025	300	327
2.800%, 10/15/2041	20	20
2.000%, 10/15/2031	35	34
1.750%, 10/15/2028	20	20
1.215%, 10/18/2024	75	75
0.797%, 10/18/2023	80	80
Trinity Health
2.632%, 12/01/2040	25	25
UnitedHealth Group
3.500%, 08/15/2039	500	556
3.250%, 05/15/2051	50	54
3.125%, 05/15/2060	300	314
3.050%, 05/15/2041	50	52
2.750%, 05/15/2040	800	804
2.300%, 05/15/2031	50	51
1.250%, 01/15/2026	500	500
1.150%, 05/15/2026	400	396
Universal Health Services
2.650%, 10/15/2030 (A)	250	248
Viatris
4.000%, 06/22/2050 (A)	500	537
3.850%, 06/22/2040 (A)	500	535

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.700%, 06/22/2030 (A)	$200	$200
1.650%, 06/22/2025 (A)	500	501
Zoetis
2.000%, 05/15/2030	200	196

		31,972

Industrials — 2.3%
3M
3.050%, 04/15/2030	200	215
2.650%, 04/15/2025	300	314
AerCap Ireland Capital DAC
4.875%, 01/16/2024	500	538
4.500%, 09/15/2023	350	371
3.300%, 01/30/2032	150	153
2.450%, 10/29/2026	150	152
1.750%, 10/29/2024	150	150
1.650%, 10/29/2024	150	150
1.150%, 10/29/2023	150	150
Air Lease
3.375%, 07/01/2025	25	26
Air Lease MTN
2.875%, 01/15/2026	120	124
2.300%, 02/01/2025	500	510
Boeing
5.705%, 05/01/2040	800	1,027
5.040%, 05/01/2027	500	568
4.875%, 05/01/2025	500	552
4.508%, 05/01/2023	500	524
3.950%, 08/01/2059	200	212
3.625%, 02/01/2031	30	32
3.250%, 02/01/2028	50	52
2.750%, 02/01/2026	50	52
1.950%, 02/01/2024	30	31
Burlington Northern Santa Fe
3.300%, 09/15/2051	100	111
Canadian Pacific Railway
2.050%, 03/05/2030	200	197
Carlisle
2.200%, 03/01/2032	100	97
Carrier Global
3.577%, 04/05/2050	500	542
3.377%, 04/05/2040	500	523
2.242%, 02/15/2025	500	513
Caterpillar
2.600%, 04/09/2030	200	210
Caterpillar Financial Services
0.650%, 07/07/2023	600	601
Caterpillar Financial Services MTN
1.450%, 05/15/2025	500	505
0.800%, 11/13/2025	330	325
0.450%, 05/17/2024	50	50

36	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CNH Industrial Capital
1.950%, 07/02/2023	$515	$524
CSX
3.800%, 04/15/2050	500	582
2.500%, 05/15/2051	290	271
Cummins
1.500%, 09/01/2030	250	238
Deere
2.750%, 04/15/2025	300	316
Emerson Electric
0.875%, 10/15/2026	165	160
Equifax
3.100%, 05/15/2030	200	210
FedEx
5.250%, 05/15/2050	300	406
3.250%, 05/15/2041	300	306
Flowserve
3.500%, 10/01/2030	70	73
GATX
1.900%, 06/01/2031	250	237
GE Capital Funding
4.400%, 05/15/2030	200	234
3.450%, 05/15/2025	500	535
General Dynamics
4.250%, 04/01/2040	500	611
3.250%, 04/01/2025	300	319
Honeywell International
1.950%, 06/01/2030	300	300
1.350%, 06/01/2025	500	504
Hubbell
2.300%, 03/15/2031	60	59
IDEX
2.625%, 06/15/2031	50	51
JetBlue Pass-Through Trust, Ser 2020-1, Cl A
4.000%, 11/15/2032	24	27
John Deere Capital
1.450%, 01/15/2031	285	271
John Deere Capital MTN
1.300%, 10/13/2026	300	298
1.050%, 06/17/2026	500	493
0.700%, 01/15/2026	400	390
0.400%, 10/10/2023	290	289
Johnson Controls International
2.000%, 09/16/2031	115	111
1.750%, 09/15/2030	85	82
L3Harris Technologies
3.850%, 12/15/2026	500	551
Leidos
4.375%, 05/15/2030	300	336
Lockheed Martin
1.850%, 06/15/2030	300	297

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Masco
2.000%, 10/01/2030	$250	$239
Norfolk Southern
4.100%, 05/15/2121	15	17
3.155%, 05/15/2055	100	104
3.050%, 05/15/2050	200	205
2.900%, 08/25/2051	200	200
2.300%, 05/15/2031	25	25
Northrop Grumman
5.150%, 05/01/2040	500	653
Otis Worldwide
3.112%, 02/15/2040	200	206
2.056%, 04/05/2025	250	256
PACCAR Financial MTN
0.800%, 06/08/2023	500	501
Quanta Services
2.900%, 10/01/2030	250	258
Raytheon Technologies
4.500%, 06/01/2042	500	616
3.125%, 07/01/2050	300	313
2.250%, 07/01/2030	300	301
Republic Services
1.750%, 02/15/2032	300	284
Roper Technologies
2.000%, 06/30/2030	200	194
Southwest Airlines
5.250%, 05/04/2025	300	336
4.750%, 05/04/2023	500	529
Stanley Black & Decker
2.750%, 11/15/2050	350	344
Union Pacific
3.839%, 03/20/2060	500	592
3.799%, 04/06/2071	500	586
2.973%, 09/16/2062	100	101
2.891%, 04/06/2036	300	313
2.150%, 02/05/2027	500	514
United Airlines Pass-Through Trust, Ser 2020-1, Cl A
5.875%, 10/15/2027	271	303
United Airlines Pass-Through Trust, Ser 2020-1, Cl B
4.875%, 01/15/2026	45	47
United Parcel Service
5.300%, 04/01/2050	500	745
5.200%, 04/01/2040	300	404
Waste Management
2.000%, 06/01/2029	50	50
0.750%, 11/15/2025	300	293
Xylem
2.250%, 01/30/2031	175	175

		28,362

Adviser Managed Trust / Quarterly Report / October 31, 2021	37

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 2.4%
Amdocs
2.538%, 06/15/2030	$250	$250
Amphenol
2.200%, 09/15/2031	115	113
Analog Devices
2.950%, 10/01/2051	55	57
2.800%, 10/01/2041	50	51
2.100%, 10/01/2031	60	60
Apple
3.850%, 05/04/2043	500	591
2.850%, 08/05/2061	50	50
2.800%, 02/08/2061	200	198
2.700%, 08/05/2051	100	100
2.650%, 05/11/2050	300	296
2.650%, 02/08/2051	200	197
2.375%, 02/08/2041	700	681
1.700%, 08/05/2031	100	97
1.650%, 05/11/2030	200	194
1.650%, 02/08/2031	200	194
1.400%, 08/05/2028	100	97
1.200%, 02/08/2028	200	194
1.125%, 05/11/2025	500	500
0.750%, 05/11/2023	500	502
0.700%, 02/08/2026	200	196
Autodesk
2.400%, 12/15/2031	280	275
Automatic Data Processing
3.375%, 09/15/2025	500	539
1.250%, 09/01/2030	40	38
Avnet
3.000%, 05/15/2031	100	100
Broadcom
4.150%, 11/15/2030	200	220
4.110%, 09/15/2028	300	331
3.459%, 09/15/2026	500	534
3.419%, 04/15/2033 (A)	300	310
Citrix Systems
1.250%, 03/01/2026	135	131
Dell International
5.850%, 07/15/2025	500	575
DXC Technology
2.375%, 09/15/2028	50	49
1.800%, 09/15/2026	50	49
Fidelity National Information Services
3.100%, 03/01/2041	315	319
2.250%, 03/01/2031	100	98
1.650%, 03/01/2028	35	34
1.150%, 03/01/2026	55	54
0.600%, 03/01/2024	35	35
0.375%, 03/01/2023	40	40

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fiserv
4.400%, 07/01/2049	$500	$604
2.650%, 06/01/2030	300	305
Flex
4.875%, 05/12/2030	415	476
Global Payments
4.150%, 08/15/2049	500	567
2.900%, 05/15/2030	200	204
Hewlett Packard Enterprise
4.450%, 10/02/2023	300	319
1.750%, 04/01/2026	50	50
1.450%, 04/01/2024	550	556
HP
2.200%, 06/17/2025	500	513
1.450%, 06/17/2026 (A)	500	493
Intel
4.600%, 03/25/2040	300	373
3.400%, 03/25/2025	500	536
3.200%, 08/12/2061	25	26
3.100%, 02/15/2060	500	505
3.050%, 08/12/2051	20	20
2.800%, 08/12/2041	40	40
2.000%, 08/12/2031	50	49
1.600%, 08/12/2028	25	25
International Business Machines
4.250%, 05/15/2049	500	612
4.150%, 05/15/2039	500	586
1.950%, 05/15/2030	200	196
1.700%, 05/15/2027	500	500
Intuit
0.950%, 07/15/2025	500	495
Jabil
1.700%, 04/15/2026	65	64
Juniper Networks
2.000%, 12/10/2030	125	118
Kyndryl Holdings
2.050%, 10/15/2026 (A)	300	297
Lam Research
2.875%, 06/15/2050	300	306
1.900%, 06/15/2030	300	297
Mastercard
3.650%, 06/01/2049	500	586
Micron Technology
2.497%, 04/24/2023	500	514
Microsoft
3.041%, 03/17/2062	500	538
2.921%, 03/17/2052	500	529
2.875%, 02/06/2024	500	523
2.675%, 06/01/2060	200	199
2.400%, 08/08/2026	200	210
Motorola Solutions
2.750%, 05/24/2031	50	50

38	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.300%, 11/15/2030	$250	$244
NetApp
2.700%, 06/22/2030	200	204
1.875%, 06/22/2025	500	509
NVIDIA
3.500%, 04/01/2040	300	336
2.850%, 04/01/2030	200	212
2.000%, 06/15/2031	50	49
1.550%, 06/15/2028	50	49
0.584%, 06/14/2024	40	40
0.309%, 06/15/2023	40	40
NXP BV
3.150%, 05/01/2027 (A)	300	317
2.700%, 05/01/2025 (A)	300	311
Oracle
4.100%, 03/25/2061	95	104
3.950%, 03/25/2051	120	130
3.650%, 03/25/2041	620	649
3.600%, 04/01/2040	800	834
3.600%, 04/01/2050	500	510
2.950%, 04/01/2030	200	207
2.875%, 03/25/2031	75	77
2.500%, 04/01/2025	500	518
2.300%, 03/25/2028	105	107
1.650%, 03/25/2026	70	70
PayPal Holdings
3.250%, 06/01/2050	300	326
1.650%, 06/01/2025	500	507
1.350%, 06/01/2023	500	506
QUALCOMM
2.150%, 05/20/2030	200	202
salesforce.com
3.050%, 07/15/2061	25	26
2.900%, 07/15/2051	50	51
2.700%, 07/15/2041	30	30
1.950%, 07/15/2031	80	79
0.625%, 07/15/2024	55	55
Texas Instruments
1.375%, 03/12/2025	500	504
VeriSign
2.700%, 06/15/2031	60	61
Visa
2.050%, 04/15/2030	200	203
2.000%, 08/15/2050	100	89
1.100%, 02/15/2031	200	187
0.750%, 08/15/2027	95	92
Western Union
2.750%, 03/15/2031	100	100
1.350%, 03/15/2026	100	98

		29,263

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Materials — 0.5%
Air Products and Chemicals
2.700%, 05/15/2040	$300	$305
Amcor Flexibles North America
2.690%, 05/25/2031	100	101
Avery Dennison
2.250%, 02/15/2032	100	98
Berry Global
1.650%, 01/15/2027	100	98
Celanese US Holdings
1.400%, 08/05/2026	50	49
Dow Chemical
3.600%, 11/15/2050	500	544
2.100%, 11/15/2030	300	295
Ecolab
2.125%, 08/15/2050	200	181
1.300%, 01/30/2031	160	150
EI du Pont de Nemours
1.700%, 07/15/2025	200	203
Linde
2.000%, 08/10/2050	95	84
1.100%, 08/10/2030	150	139
LYB International Finance III
4.200%, 10/15/2049	500	583
4.200%, 05/01/2050	200	234
3.800%, 10/01/2060	30	32
3.625%, 04/01/2051	40	43
3.375%, 10/01/2040	30	31
2.250%, 10/01/2030	25	25
1.250%, 10/01/2025	20	20
Martin Marietta Materials
3.200%, 07/15/2051	35	36
2.400%, 07/15/2031	25	25
0.650%, 07/15/2023	15	15
Newmont
2.250%, 10/01/2030	400	393
Nucor
2.700%, 06/01/2030	400	413
2.000%, 06/01/2025	200	204
Nutrien
3.950%, 05/13/2050	200	235
1.900%, 05/13/2023	300	305
Packaging Corp of America
3.050%, 10/01/2051	65	66
PPG Industries
2.550%, 06/15/2030	200	205
Reliance Steel & Aluminum
1.300%, 08/15/2025	85	84
Rio Tinto Finance USA
2.750%, 11/02/2051	100	99
Sherwin-Williams
3.300%, 05/15/2050	200	212

Adviser Managed Trust / Quarterly Report / October 31, 2021	39

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Steel Dynamics
3.250%, 10/15/2050	$65	$66
1.650%, 10/15/2027	40	39
Suzano Austria GmbH
3.750%, 01/15/2031	250	250
2.500%, 09/15/2028	20	19
Vale Overseas
3.750%, 07/08/2030	225	229

		6,110

Real Estate — 1.0%
Agree
2.000%, 06/15/2028	65	64
Alexandria Real Estate Equities
4.900%, 12/15/2030	300	362
3.000%, 05/18/2051	100	100
1.875%, 02/01/2033	70	66
American Campus Communities Operating Partnership
2.250%, 01/15/2029	50	50
American Tower
3.100%, 06/15/2050	250	248
1.875%, 10/15/2030	250	238
1.300%, 09/15/2025	500	497
AvalonBay Communities
2.050%, 01/15/2032	140	137
Boston Properties
3.250%, 01/30/2031	200	210
2.900%, 03/15/2030	200	205
2.450%, 10/01/2033	50	48
Brixmor Operating Partnership
4.050%, 07/01/2030	150	166
2.500%, 08/16/2031	50	49
Corporate Office Properties
2.250%, 03/15/2026	285	290
Crown Castle International
3.300%, 07/01/2030	200	211
2.900%, 04/01/2041	100	97
2.250%, 01/15/2031	200	195
1.350%, 07/15/2025	500	498
1.050%, 07/15/2026	100	97
CubeSmart
2.000%, 02/15/2031	65	63
CyrusOne
2.150%, 11/01/2030	50	47
Duke Realty
1.750%, 02/01/2031	140	133
Equinix
3.400%, 02/15/2052	15	16
2.500%, 05/15/2031	50	50
2.000%, 05/15/2028	15	15
1.450%, 05/15/2026	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.250%, 07/15/2025	$500	$495
1.000%, 09/15/2025	250	245
Essex Portfolio
2.550%, 06/15/2031	65	65
1.700%, 03/01/2028	165	161
Extra Space Storage
2.350%, 03/15/2032	35	34
Federal Realty Investment Trust
1.250%, 02/15/2026	250	247
GLP Capital
4.000%, 01/15/2031	50	53
Healthcare Realty Trust
2.050%, 03/15/2031	65	63
Healthcare Trust of America Holdings
2.000%, 03/15/2031	110	104
Highwoods Realty
2.600%, 02/01/2031	65	65
Host Hotels & Resorts
3.500%, 09/15/2030	145	150
Kilroy Realty
2.500%, 11/15/2032	200	196
Kimco Realty
2.700%, 10/01/2030	200	205
1.900%, 03/01/2028	100	98
Life Storage
2.400%, 10/15/2031	70	69
2.200%, 10/15/2030	45	44
Mid-America Apartments
1.100%, 09/15/2026	300	292
National Retail Properties
3.500%, 04/15/2051	70	75
3.000%, 04/15/2052	25	24
Office Properties Income Trust
4.500%, 02/01/2025	100	106
2.650%, 06/15/2026	300	300
2.400%, 02/01/2027	300	292
Omega Healthcare Investors
3.375%, 02/01/2031	250	254
Physicians Realty
2.625%, 11/01/2031	50	50
Piedmont Operating Partnership
3.150%, 08/15/2030	100	102
Prologis
2.250%, 04/15/2030	300	303
2.125%, 04/15/2027	300	307
Public Storage
0.875%, 02/15/2026	50	49
Realty Income
3.875%, 04/15/2025	500	542
3.250%, 01/15/2031	140	151
Retail Properties of America
4.750%, 09/15/2030	250	274

40	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sabra Health Care
3.200%, 12/01/2031	$50	$49
Simon Property Group
2.650%, 07/15/2030	250	255
2.200%, 02/01/2031	300	294
1.750%, 02/01/2028	300	295
1.375%, 01/15/2027	300	295
Spirit Realty
3.200%, 02/15/2031	200	207
STORE Capital
2.750%, 11/18/2030	50	50
Sun Communities Operating
2.700%, 07/15/2031	20	20
2.300%, 11/01/2028	30	30
UDR MTN
2.100%, 06/15/2033	200	189
Ventas Realty
2.500%, 09/01/2031	140	138
VEREIT Operating Partnership
3.400%, 01/15/2028	25	27
2.850%, 12/15/2032	65	67
2.200%, 06/15/2028	65	65
Vornado Realty
2.150%, 06/01/2026	300	302
Welltower
2.800%, 06/01/2031	200	205
2.050%, 01/15/2029	30	30
WP Carey
2.400%, 02/01/2031	150	148

		12,253

Utilities — 2.2%
AEP Texas
2.100%, 07/01/2030	300	291
AES
2.450%, 01/15/2031	150	147
1.375%, 01/15/2026	115	112
Alabama Power
1.450%, 09/15/2030	100	94
Ameren Illinois
1.550%, 11/15/2030	375	356
American Electric Power
1.000%, 11/01/2025	500	491
0.750%, 11/01/2023	145	145
American Water Capital
3.250%, 06/01/2051	50	53
2.800%, 05/01/2030	300	312
2.300%, 06/01/2031	50	50
Arizona Public Service
3.350%, 05/15/2050	300	316
Atmos Energy
1.500%, 01/15/2031	300	281

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Avangrid
3.200%, 04/15/2025	$500	$529
Baltimore Gas and Electric
2.900%, 06/15/2050	200	202
2.250%, 06/15/2031	350	349
Berkshire Hathaway Energy
4.050%, 04/15/2025	200	218
3.700%, 07/15/2030	500	559
2.850%, 05/15/2051	50	49
1.650%, 05/15/2031	30	28
Black Hills
1.037%, 08/23/2024	55	55
CenterPoint Energy Houston Electric LLC
2.900%, 07/01/2050	200	206
CMS Energy
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.116%, 06/01/2050	300	333
Commonwealth Edison
3.000%, 03/01/2050	500	515
Connecticut Light and Power
0.750%, 12/01/2025	400	392
Consolidated Edison
0.650%, 12/01/2023	400	399
Consolidated Edison of New York
3.000%, 12/01/2060	125	122
Consumers Energy Co
3.500%, 08/01/2051	500	570
Dominion Energy
3.375%, 04/01/2030	500	538
3.300%, 04/15/2041	500	528
2.250%, 08/15/2031	90	89
DTE Electric
2.250%, 03/01/2030	300	303
DTE Energy
1.050%, 06/01/2025	350	346
0.550%, 11/01/2022	55	55
Duke Energy
3.300%, 06/15/2041	500	511
2.450%, 06/01/2030	400	400
0.900%, 09/15/2025	155	152
Duke Energy Florida
1.750%, 06/15/2030	200	193
Duke Energy Indiana
2.750%, 04/01/2050	500	486
Duke Energy Progress
2.500%, 08/15/2050	500	464
Entergy
0.900%, 09/15/2025	475	463
Entergy Arkansas
2.650%, 06/15/2051	255	244

Adviser Managed Trust / Quarterly Report / October 31, 2021	41

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Entergy Louisiana
3.100%, 06/15/2041	$300	$311
2.900%, 03/15/2051	100	100
1.600%, 12/15/2030	100	95
0.620%, 11/17/2023	25	25
Essential Utilities
3.351%, 04/15/2050	300	320
Evergy
2.450%, 09/15/2024	200	207
Eversource Energy
3.450%, 01/15/2050	125	134
1.650%, 08/15/2030	100	94
0.800%, 08/15/2025	60	59
Exelon Generation
3.250%, 06/01/2025	300	317
Florida Power & Light
2.850%, 04/01/2025	500	526
Georgia Power
3.250%, 03/15/2051	70	71
2.100%, 07/30/2023	300	307
Kentucky Utilities
3.300%, 06/01/2050	300	324
Mississippi Power
3.100%, 07/30/2051	15	15
National Fuel Gas
5.500%, 01/15/2026	500	571
National Rural Utilities Cooperative Finance
1.350%, 03/15/2031	200	184
1.000%, 06/15/2026	250	246
NextEra Energy Capital Holdings
2.750%, 05/01/2025	500	525
2.750%, 11/01/2029	500	519
2.250%, 06/01/2030	500	499
NiSource
3.600%, 05/01/2030	300	327
0.950%, 08/15/2025	175	172
Northern States Power Co
2.600%, 06/01/2051	100	97
OGE Energy
0.703%, 05/26/2023	40	40
Oglethorpe Power
3.750%, 08/01/2050	125	136
Ohio Power
1.625%, 01/15/2031	100	95
Oncor Electric Delivery Co LLC
3.100%, 09/15/2049	500	540
ONE Gas
1.100%, 03/11/2024	200	199
Pacific Gas and Electric
4.950%, 07/01/2050	500	553
4.550%, 07/01/2030	500	545
4.500%, 07/01/2040	500	520

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 06/01/2041	$300	$302
3.150%, 01/01/2026	500	515
PacifiCorp
3.300%, 03/15/2051	500	529
2.700%, 09/15/2030	300	312
PECO Energy
2.850%, 09/15/2051	65	65
Piedmont Natural Gas
3.350%, 06/01/2050	300	314
Pinnacle West Capital
1.300%, 06/15/2025	500	496
Public Service Electric and Gas MTN
2.050%, 08/01/2050	450	392
1.900%, 08/15/2031	45	44
Puget Sound Energy
2.893%, 09/15/2051	80	81
San Diego Gas & Electric
1.700%, 10/01/2030	465	444
Southern
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.733%, 01/15/2051	250	261
3.700%, 04/30/2030	500	542
Southern California Edison
4.875%, 03/01/2049	500	629
2.250%, 06/01/2030	125	123
1.200%, 02/01/2026	440	434
Southern Gas Capital
1.750%, 01/15/2031	75	71
Southwestern Public Service
3.150%, 05/01/2050	300	317
Tucson Electric Power
3.250%, 05/01/2051	15	16
1.500%, 08/01/2030	90	85
Union Electric
2.625%, 03/15/2051	155	152
Virginia Electric and Power
2.450%, 12/15/2050	125	117
Washington Gas Light MTN
3.650%, 09/15/2049	40	46
WEC Energy Group
0.550%, 09/15/2023	250	249
Xcel Energy
0.500%, 10/15/2023	100	100

		27,255

Total Corporate Obligations (Cost $334,399) ($ Thousands)		331,443

42	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 7.3%

Bundesrepublik Deutschland Bundesanleihe
5.625%, 01/04/2028	EUR	600	$954
2.500%, 07/04/2044		165	299
2.500%, 08/15/2046		500	931
1.750%, 02/15/2024		800	977
1.500%, 05/15/2024		800	975
-0.410%, 11/15/2028 (B)(C)		735	865
-0.632%, 08/15/2026 (B)(C)		800	944
Canada Government International Bond
5.000%, 06/01/2037	CAD	800	914
2.000%, 11/15/2022		$200	204
1.625%, 01/22/2025		500	512
0.750%, 05/19/2026		500	491
0.250%, 08/01/2022	CAD	1,150	925
Canadian When Issued Government Bond
2.000%, 12/01/2051		250	201
Chile Government International Bond
3.100%, 05/07/2041		$500	488
2.450%, 01/31/2031		500	492
Export-Import Bank of Korea
3.250%, 11/10/2025		500	537
1.875%, 02/12/2025		500	510
French Republic Government Bond OAT
5.750%, 10/25/2032	EUR	500	923
4.500%, 04/25/2041		500	994
2.500%, 05/25/2030		700	975
1.750%, 05/25/2023		1,600	1,920
1.750%, 06/25/2039 (A)		439	613
1.500%, 05/25/2050 (A)		800	1,091
1.000%, 05/25/2027		800	986
0.500%, 05/25/2026		800	958
0.149%, 11/25/2031 (C)		887	998
Indonesia Government International Bond
4.200%, 10/15/2050		$300	335
3.050%, 03/12/2051		200	194
2.850%, 02/14/2030		500	515
Israel Government International Bond
3.875%, 07/03/2050		300	343
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034 (A)	EUR	600	990
4.750%, 08/01/2023 (A)		700	881
3.850%, 09/01/2049 (A)		575	956
2.450%, 09/01/2033 (A)		700	910
1.850%, 07/01/2025 (A)		800	980
1.650%, 03/01/2032 (A)		800	967
0.500%, 02/01/2026		840	978
0.300%, 08/15/2023		800	934
0.250%, 03/15/2028		460	517
Italy Government International Bond
4.000%, 10/17/2049		$500	558
2.375%, 10/17/2024		500	514

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Japan Bank for International Cooperation
1.875%, 04/15/2031		$400	$404
1.250%, 01/21/2031		200	191
0.625%, 05/22/2023		500	501
0.625%, 07/15/2025		200	196
0.375%, 09/15/2023		420	418
Japan Government Five Year Bond
0.100%, 03/20/2025	JPY	189,000	1,668
Japan Government Forty Year Bond
2.200%, 03/20/2050		145,000	1,779
Japan Government Ten Year Bond
0.600%, 03/20/2024		330,000	2,942
0.100%, 09/20/2026		115,000	1,017
0.100%, 03/20/2030		209,000	1,846
0.100%, 06/20/2030		170,000	1,500
0.100%, 03/20/2031		152,000	1,336
0.100%, 06/20/2031		78,000	685
Japan Government Thirty Year Bond
2.400%, 02/20/2030		215,000	2,259
2.400%, 11/20/2031		210,000	2,265
2.300%, 03/20/2040		190,000	2,215
0.700%, 06/20/2051		21,000	186
0.400%, 03/20/2050		180,000	1,472
0.300%, 06/20/2046		110,000	905
Japan Government Twenty Year Bond
2.200%, 03/20/2028		200,000	2,006
2.100%, 03/20/2027		150,000	1,470
2.000%, 06/20/2025		315,000	2,972
0.500%, 12/20/2040		55,000	486
0.500%, 03/20/2041		40,000	353
0.400%, 03/20/2040		183,000	1,596
0.400%, 06/20/2041		48,000	415
Japan Government Two Year Bond
0.100%, 06/01/2022		219,000	1,923
Korea International Bond
1.750%, 10/15/2031		$200	201
Mexico Government International Bond
6.050%, 01/11/2040		500	623
5.000%, 04/27/2051		300	338
3.900%, 04/27/2025		500	543
3.771%, 05/24/2061		225	207
3.750%, 04/19/2071		200	179
3.250%, 04/16/2030		500	511
2.659%, 05/24/2031		210	203
Panama Government International Bond
4.500%, 04/01/2056		500	549
3.160%, 01/23/2030		500	516
2.252%, 09/29/2032		200	188
Peruvian Government International Bond
2.392%, 01/23/2026		500	509

Adviser Managed Trust / Quarterly Report / October 31, 2021	43

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Philippine Government International Bond
3.950%, 01/20/2040		$500	$553
2.950%, 05/05/2045		300	292
2.457%, 05/05/2030		500	513
Province of Alberta Canada
1.875%, 11/13/2024		500	514
1.300%, 07/22/2030		500	477
Province of British Columbia Canada
1.300%, 01/29/2031		750	723
0.900%, 07/20/2026		500	492
Province of Ontario Canada
3.050%, 01/29/2024		500	526
2.000%, 10/02/2029		500	509
1.050%, 05/21/2027		500	489
0.625%, 01/21/2026		1,000	977
Province of Quebec Canada
1.500%, 02/11/2025		500	509
1.350%, 05/28/2030		500	484
0.600%, 07/23/2025		150	147
State of Israel
2.500%, 01/15/2030		150	156
Svensk Exportkredit MTN
0.750%, 04/06/2023		500	502
0.625%, 05/14/2025		500	493
United Kingdom Gilt
5.000%, 03/07/2025	GBP	700	1,096
4.750%, 12/07/2030		675	1,228
4.250%, 06/07/2032		500	903
4.250%, 12/07/2040		500	1,047
4.250%, 12/07/2046		241	551
3.500%, 07/22/2068		325	873
3.250%, 01/22/2044		600	1,156
1.625%, 10/22/2054		103	161
1.625%, 10/22/2071		75	133
1.500%, 07/22/2026		440	624
1.250%, 07/22/2027		700	983
0.625%, 10/22/2050		491	589
0.500%, 10/22/2061		145	167
Uruguay Government International Bond
4.500%, 08/14/2024		$1,000	1,063
4.375%, 10/27/2027		300	342

Total Sovereign Debt (Cost $92,145) ($ Thousands)			90,094

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FHLB
0.500%, 04/14/2025		2,000	1,973
0.125%, 03/17/2023		500	499

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC
0.375%, 04/20/2023	$1,000	$1,001
0.375%, 05/05/2023	1,000	1,000
0.375%, 09/23/2025	925	902
0.250%, 06/26/2023	1,000	997
0.125%, 10/16/2023	760	755
FNMA
5.625%, 07/15/2037	2,500	3,760
0.750%, 10/08/2027	1,500	1,446
0.625%, 04/22/2025	1,000	990
0.500%, 06/17/2025	1,000	984
0.250%, 05/22/2023	1,000	998
Tennessee Valley Authority
0.750%, 05/15/2025	1,000	995

Total U.S. Government Agency Obligations (Cost $16,599) ($ Thousands)		16,300

MUNICIPAL BONDS — 0.4%

California — 0.2%
California State University, Ser B, RB
Callable 11/01/2031 @ 100
2.939%, 11/01/2052	500	501
California State, GO
2.500%, 10/01/2029	500	522
Los Angeles, Community College District, GO
1.806%, 08/01/2030	50	50
1.606%, 08/01/2028	50	50
Los Angeles, Community College District, GO
Callable 08/01/2030 @ 100
2.106%, 08/01/2032	50	50
Regents of the University of California, Medical Center Pooled Revenue, Ser N, RB
Callable 11/15/2049 @ 100
3.006%, 05/15/2050	500	518
San Francisco, Public Utilities Commission Water Revenue, Ser E, RB
Callable 11/01/2030 @ 100
2.825%, 11/01/2041	100	101

		1,792

44	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
2.154%, 07/01/2030	$50	$50
1.705%, 07/01/2027	50	50
1.258%, 07/01/2025	50	50

		150

Maryland — 0.0%
Maryland State, Health & Higher Educational Facilities Authority, RB
3.197%, 07/01/2050	35	37
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 01/01/2040 @ 100
3.052%, 07/01/2040	35	36

		73

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Ser C, RB
Callable 05/15/2030 @ 100
2.950%, 05/15/2043	100	102

Michigan — 0.0%
Great Lakes, Water Authority, Sewage Disposal System Revenue, Ser A, RB
3.056%, 07/01/2039	500	534

New York — 0.1%
New York & New Jersey, Port Authority, RB
Callable 07/15/2031 @ 100
3.175%, 07/15/2060	660	671
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	65	66

		737

Texas — 0.1%
Grand Parkway, Transportation Corp, RB
Callable 04/01/2030 @ 100
3.236%, 10/01/2052	500	522
Texas State, Transportation Commission, GO
Callable 10/01/2030 @ 100
2.472%, 10/01/2044	1,200	1,158

		1,680

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Virginia — 0.0%
University of Virginia, RB
Callable 03/01/2050 @ 100
2.256%, 09/01/2050	$120	$114

Total Municipal Bonds (Cost $5,260) ($ Thousands)		5,182

ASSET-BACKED SECURITIES — 0.3%
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl A3
0.370%, 08/18/2025	133	133
BA Credit Card Trust, Ser 2021-A1, Cl A1
0.440%, 09/15/2026	27	27
BMW Vehicle Lease Trust, Ser 2021-2, Cl A3
0.330%, 12/26/2024	110	109
Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2
1.390%, 07/15/2030	100	98
CarMax Auto Owner Trust, Ser 2020-4, Cl A3
0.500%, 08/15/2025	250	250
Discover Card Execution Note Trust, Ser 2021-A2, Cl A2
1.030%, 09/15/2028	163	160
Ford Credit Auto Owner Trust, Ser 2020-C, Cl A3
0.410%, 07/15/2025	350	349
Ford Credit Floorplan Master Owner Trust, Ser 2020-1, Cl A1
0.700%, 09/15/2025	350	350
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A3
0.450%, 04/16/2025	80	80
GM Financial Consumer Automobile Receivables Trust, Ser 2020-4, Cl A3
0.380%, 08/18/2025	100	100
Honda Auto Receivables Owner Trust, Ser 2020-3, Cl A3
0.370%, 10/18/2024	250	250
Hyundai Auto Receivables Trust, Ser 2020- C, Cl A3
0.380%, 05/15/2025	94	94
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl A3
0.340%, 02/18/2025	38	38
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl A3
0.510%, 08/15/2025	92	92
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	350	350

Adviser Managed Trust / Quarterly Report / October 31, 2021	45

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Core Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust, Ser 2020-A, Cl A3
0.390%, 01/22/2024	$100	$100
World Omni Auto Receivables Trust, Ser 2020-C, Cl A3
0.480%, 11/17/2025	80	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2021-D, Cl A3
0.810%, 10/15/2026	$300	$300

Total Asset-Backed Securities (Cost $2,968) ($ Thousands)		2,960

Total Investments in Securities — 99.6% (Cost $1,251,867) ($ Thousands)		$1,229,939

A list of the open forward foreign currency contracts held by the Fund at October 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Brown Brothers Harriman	12/03/21	CAD	2,570	USD	2,018	$(56)

Brown Brothers Harriman	12/03/21	GBP	196	USD	269	—

Brown Brothers Harriman	12/03/21	GBP	6,699	USD	9,006	(175)

Brown Brothers Harriman	12/03/21	EUR	20,668	USD	23,945	15

Brown Brothers Harriman	12/03/21	JPY	3,755,215	USD	33,532	585

						$369

Percentages are based on Net Assets of $1,235,090 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2021, the value of these securities amounted to $13,044 ($ Thousands), representing 1.1% of the Net Assets of the Fund.

(B)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

(C)	The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Variable of floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

CAD — Canadian Dollar

Cl — Class

DAC — Designated Activity Company

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

OAT — Obligations assimilables du Tresor (French Treasury Obligations)

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage Backed Securities

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of inputs used as of October 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
U.S. Treasury Obligations	–	441,964	–	441,964
Mortgage-Backed Securities	–	341,996	–	341,996
Corporate Obligations	–	331,443	–	331,443
Sovereign Debt	–	90,094	–	90,094
U.S. Government Agency Obligations	–	16,300	–	16,300
Municipal Bonds	–	5,182	–	5,182
Asset-Backed Securities	–	2,960	–	2,960

Total Investments in Securities	–	1,229,939	–	1,229,939

46	Adviser Managed Trust / Quarterly Report / October 31, 2021

	Level 1	Level 2	Level 3	Total
Other Financial Instruments	($)	($)	($)	($)
Forwards Contracts*
Unrealized Appreciation	–	600	–	600
Unrealized Depreciation	–	(231)	–	(231)

Total Other Financial Instruments	–	369	–	369

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended October 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Adviser Managed Trust / Quarterly Report / October 31, 2021	47

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Enhanced Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 59.2%

Communication Services — 8.1%
Acuris Finance US
5.000%, 05/01/2028 (A)	$30	$30
Advantage Sales & Marketing
6.500%, 11/15/2028 (A)	80	83
Altice Financing
5.750%, 08/15/2029 (A)	240	236
Altice France
8.125%, 02/01/2027 (A)	200	215
5.500%, 10/15/2029 (A)	400	392
5.125%, 01/15/2029 (A)	46	45
5.125%, 07/15/2029 (A)	262	255
Altice France Holding
10.500%, 05/15/2027 (A)	160	173
6.000%, 02/15/2028 (A)	200	190
AMC Entertainment Holdings
12.000%cash/0% PIK, 06/15/2026 (A)	106	105
10.500%, 04/15/2025 (A)	100	107
AMC Networks
4.250%, 02/15/2029	100	98
ANGI Group
3.875%, 08/15/2028 (A)	50	49
Arches Buyer
6.125%, 12/01/2028 (A)	100	101
Audacy Capital
6.750%, 03/31/2029 (A)	50	50
6.500%, 05/01/2027 (A)	100	100
Banijay Entertainment SASU
5.375%, 03/01/2025 (A)	40	41
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	50	50
Block Communications
4.875%, 03/01/2028 (A)	50	51
C&W Senior Financing DAC
6.875%, 09/15/2027 (A)	200	211
Cablevision Lightpath
3.875%, 09/15/2027 (A)	200	195
Cars.com
6.375%, 11/01/2028 (A)	100	105
CCO Holdings
5.375%, 06/01/2029 (A)	160	172
5.125%, 05/01/2027 (A)	380	394
5.000%, 02/01/2028 (A)	238	248
4.750%, 03/01/2030 (A)	320	330
4.500%, 08/15/2030 (A)	200	204
4.500%, 05/01/2032	250	251
4.500%, 06/01/2033 (A)	63	63
4.250%, 02/01/2031 (A)	500	498
4.250%, 01/15/2034 (A)	275	267
Cincinnati Bell
7.000%, 07/15/2024 (A)	150	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cinemark USA
5.875%, 03/15/2026 (A)	$70	$70
5.250%, 07/15/2028 (A)	50	49
Clear Channel International BV
6.625%, 08/01/2025 (A)	50	52
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	30	31
7.500%, 06/01/2029 (A)	50	51
Clear Channel Worldwide Holdings
5.125%, 08/15/2027 (A)	251	257
Cogent Communications Group
3.500%, 05/01/2026 (A)	75	76
Connect Finco SARL
6.750%, 10/01/2026 (A)	210	218
Consolidated Communications
6.500%, 10/01/2028 (A)	100	106
5.000%, 10/01/2028 (A)	50	50
CSC Holdings
7.500%, 04/01/2028 (A)	200	213
6.500%, 02/01/2029 (A)	175	188
5.750%, 01/15/2030 (A)	150	148
5.500%, 04/15/2027 (A)	284	293
5.375%, 02/01/2028 (A)	180	185
5.000%, 11/15/2031 (A)	50	46
4.500%, 11/15/2031 (A)	250	242
4.125%, 12/01/2030 (A)	110	105
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	20	21
Diamond Sports Group
6.625%, 08/15/2027 (A)	250	75
5.375%, 08/15/2026 (A)	400	226
DIRECTV Holdings
5.875%, 08/15/2027 (A)	215	223
DISH DBS
7.750%, 07/01/2026	200	222
7.375%, 07/01/2028	200	210
5.875%, 11/15/2024	200	213
5.125%, 06/01/2029	122	117
5.000%, 03/15/2023	150	155
DKT Finance ApS
9.375%, 06/17/2023 (A)	100	101
Embarq
7.995%, 06/01/2036	200	221
Frontier Communications Holdings
6.750%, 05/01/2029 (A)	88	91
6.000%, 01/15/2030 (A)	50	50
5.875%, 10/15/2027 (A)	120	126
5.875%, 11/01/2029	50	50
5.000%, 05/01/2028 (A)	200	203
Gannett Holdings
6.000%, 11/01/2026 (A)	35	35

48	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GCI
4.750%, 10/15/2028 (A)	$100	$103
Getty Images
9.750%, 03/01/2027 (A)	32	34
Gray Escrow II
5.375%, 11/15/2031 (A)	140	141
Gray Television
7.000%, 05/15/2027 (A)	200	214
4.750%, 10/15/2030 (A)	100	99
Hughes Satellite Systems
6.625%, 08/01/2026	127	144
5.250%, 08/01/2026	80	89
iHeartCommunications
8.375%, 05/01/2027	264	281
5.250%, 08/15/2027 (A)	80	82
Koninklijke KPN
7.000%, VAR USD Swap Semi 30/360 10 Yr Curr + 5.210%, 03/28/2073 (A)	50	53
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	200	210
Level 3 Financing
4.625%, 09/15/2027 (A)	331	339
3.625%, 01/15/2029 (A)	94	89
Liberty Interactive
8.500%, 07/15/2029	50	56
8.250%, 02/01/2030	50	54
Ligado Networks
15.500%cash/0% PIK, 11/01/2023 (A)	332	300
Live Nation Entertainment
6.500%, 05/15/2027 (A)	158	173
4.875%, 11/01/2024 (A)	138	140
4.750%, 10/15/2027 (A)	50	51
LogMeIn
5.500%, 09/01/2027 (A)	100	100
Lumen Technologies
7.650%, 03/15/2042	100	110
7.500%, 04/01/2024	330	362
6.875%, 01/15/2028	34	38
6.750%, 12/01/2023	75	82
5.375%, 06/15/2029 (A)	60	60
5.125%, 12/15/2026 (A)	175	179
Match Group Holdings II
5.625%, 02/15/2029 (A)	50	53
5.000%, 12/15/2027 (A)	50	52
4.625%, 06/01/2028 (A)	50	52
4.125%, 08/01/2030 (A)	50	51
3.625%, 10/01/2031 (A)	50	49
Mav Acquisition
8.000%, 08/01/2029 (A)	50	49
5.750%, 08/01/2028 (A)	75	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Meredith
6.875%, 02/01/2026	$120	$125
Midas OpCo Holdings
5.625%, 08/15/2029 (A)	146	149
Millennium Escrow
6.625%, 08/01/2026 (A)	30	30
National CineMedia
5.875%, 04/15/2028 (A)	38	35
Netflix
6.375%, 05/15/2029	80	101
5.875%, 02/15/2025	80	91
5.875%, 11/15/2028	390	475
4.875%, 04/15/2028	135	155
4.875%, 06/15/2030 (A)	100	118
4.375%, 11/15/2026	38	42
3.625%, 06/15/2025 (A)	50	53
News
3.875%, 05/15/2029 (A)	30	30
Nexstar Media
5.625%, 07/15/2027 (A)	181	191
4.750%, 11/01/2028 (A)	100	102
Nokia
6.625%, 05/15/2039	50	67
4.375%, 06/12/2027	20	22
Northwest Fiber
6.000%, 02/15/2028 (A)	50	48
4.750%, 04/30/2027 (A)	10	10
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	150	157
Playtika Holding
4.250%, 03/15/2029 (A)	55	55
Radiate Holdco
6.500%, 09/15/2028 (A)	100	100
4.500%, 09/15/2026 (A)	15	15
Rakuten Group
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.578%(A)(B)	200	201
ROBLOX
3.875%, 05/01/2030 (A)	174	173
Sable International Finance
5.750%, 09/07/2027 (A)	90	94
Scripps Escrow II
5.375%, 01/15/2031 (A)	100	98
3.875%, 01/15/2029 (A)	55	55
Sinclair Television Group
5.875%, 03/15/2026 (A)	35	36
5.125%, 02/15/2027 (A)	167	161
4.125%, 12/01/2030 (A)	50	48
Sirius XM Radio
5.500%, 07/01/2029 (A)	100	108
5.000%, 08/01/2027 (A)	280	292

Adviser Managed Trust / Quarterly Report / October 31, 2021	49

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 07/01/2030 (A)	$116	$115
4.000%, 07/15/2028 (A)	200	201
3.875%, 09/01/2031 (A)	165	159
3.125%, 09/01/2026 (A)	38	38
Sprint
7.875%, 09/15/2023	500	555
7.625%, 02/15/2025	195	227
7.625%, 03/01/2026	100	120
7.125%, 06/15/2024	230	260
Sprint Capital
8.750%, 03/15/2032	100	150
6.875%, 11/15/2028	100	126
Sprint Communications
6.000%, 11/15/2022	300	315
TEGNA
5.000%, 09/15/2029	100	101
4.625%, 03/15/2028	91	92
Telecom Italia
5.303%, 05/30/2024 (A)	105	112
Telecom Italia Capital
7.721%, 06/04/2038	200	255
7.200%, 07/18/2036	200	243
6.375%, 11/15/2033	20	23
6.000%, 09/30/2034	20	22
Telesat Canada
6.500%, 10/15/2027 (A)	100	81
5.625%, 12/06/2026 (A)	27	25
4.875%, 06/01/2027 (A)	50	45
Terrier Media Buyer
8.875%, 12/15/2027 (A)	200	212
T-Mobile USA
4.750%, 02/01/2028	200	211
3.500%, 04/15/2031	243	252
3.375%, 04/15/2029	300	309
2.625%, 04/15/2026	95	96
2.625%, 02/15/2029	100	99
2.250%, 02/15/2026 (A)	175	176
Townsquare Media
6.875%, 02/01/2026 (A)	50	52
Twitter
3.875%, 12/15/2027 (A)	80	84
United States Cellular
6.700%, 12/15/2033	60	75
Univision Communications
9.500%, 05/01/2025 (A)	100	108
6.625%, 06/01/2027 (A)	200	216
4.500%, 05/01/2029 (A)	86	87
UPC Broadband Finco BV
4.875%, 07/15/2031 (A)	200	203
UPC Holding BV
5.500%, 01/15/2028 (A)	50	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Urban One
7.375%, 02/01/2028 (A)	$100	$105
ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month + 3.899%, 02/28/2057	142	162
Videotron
5.375%, 06/15/2024 (A)	100	107
5.125%, 04/15/2027 (A)	200	207
3.625%, 06/15/2029 (A)	20	20
Virgin Media Finance
5.000%, 07/15/2030 (A)	90	89
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	309	326
Vmed O2 UK Financing I
4.750%, 07/15/2031 (A)	200	201
4.250%, 01/31/2031 (A)	50	49
Vodafone Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.873%, 04/04/2079	100	121
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.073%, 06/04/2081	150	154
4.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.767%, 06/04/2081	100	99
3.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.447%, 06/04/2081	15	15
Windstream Escrow
7.750%, 08/15/2028 (A)	259	274
WMG Acquisition
3.875%, 07/15/2030 (A)	100	104
Zayo Group Holdings
6.125%, 03/01/2028 (A)	50	49
4.000%, 03/01/2027 (A)	150	146
Ziff Davis
4.625%, 10/15/2030 (A)	100	105
Ziggo BV
5.500%, 01/15/2027 (A)	297	304
5.125%, 02/28/2030 (A)	100	101

		25,816

Consumer Discretionary — 9.3%
1011778 BC ULC
5.750%, 04/15/2025 (A)	50	52
4.375%, 01/15/2028 (A)	180	181
4.000%, 10/15/2030 (A)	200	194
3.875%, 01/15/2028 (A)	219	218
99 Escrow Issuer
7.500%, 01/15/2026 (A)	100	90
Adtalem Global Education
5.500%, 03/01/2028 (A)	100	101

50	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Affinity Gaming
6.875%, 12/15/2027 (A)	$122	$126
Albion Financing 2SARL
8.750%, 04/15/2027 (A)	200	201
Ambience Merger Sub
7.125%, 07/15/2029 (A)	15	14
4.875%, 07/15/2028 (A)	30	29
American Axle & Manufacturing
6.250%, 03/15/2026	250	257
5.000%, 10/01/2029	65	62
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	100	101
3.875%, 11/15/2029 (A)	40	39
APX Group
6.750%, 02/15/2027 (A)	140	148
5.750%, 07/15/2029 (A)	90	89
Aramark Services
5.000%, 04/01/2025 (A)	104	106
5.000%, 02/01/2028 (A)	150	153
Arko
5.125%, 11/15/2029 (A)	90	88
Arrow Bidco
9.500%, 03/15/2024 (A)	40	41
Asbury Automotive Group
4.500%, 03/01/2028	100	102
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	100	110
Avis Budget Car Rental
5.375%, 03/01/2029 (A)	95	100
4.750%, 04/01/2028 (A)	75	78
Bath & Body Works
9.375%, 07/01/2025 (A)	20	25
7.500%, 06/15/2029	20	23
6.950%, 03/01/2033	160	181
6.694%, 01/15/2027	200	227
6.625%, 10/01/2030 (A)	100	112
5.250%, 02/01/2028	25	27
BCPE Empire Holdings
7.625%, 05/01/2027 (A)	60	59
Beazer Homes USA
7.250%, 10/15/2029	86	94
Bed Bath & Beyond
5.165%, 08/01/2044	50	42
3.749%, 08/01/2024	96	98
Bloomin’ Brands
5.125%, 04/15/2029 (A)	25	25
Boyd Gaming
8.625%, 06/01/2025 (A)	50	54
4.750%, 06/15/2031 (A)	85	87
Boyne USA
4.750%, 05/15/2029 (A)	19	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
C&S Group Enterprises
5.000%, 12/15/2028 (A)	$100	$93
Caesars Entertainment
8.125%, 07/01/2027 (A)	200	224
6.250%, 07/01/2025 (A)	350	368
4.625%, 10/15/2029 (A)	75	75
Caesars Resort Collection
5.750%, 07/01/2025 (A)	243	255
Carnival
9.875%, 08/01/2027 (A)	230	265
7.625%, 03/01/2026 (A)	200	211
6.000%, 05/01/2029 (A)	205	205
5.750%, 03/01/2027 (A)	262	267
4.000%, 08/01/2028 (A)	170	170
Carriage Services
4.250%, 05/15/2029 (A)	50	50
Carrols Restaurant Group
5.875%, 07/01/2029 (A)	50	46
Carvana
5.625%, 10/01/2025 (A)	100	102
5.500%, 04/15/2027 (A)	36	36
4.875%, 09/01/2029 (A)	100	97
CCM Merger
6.375%, 05/01/2026 (A)	50	52
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	10	11
CEC Entertainment
6.750%, 05/01/2026 (A)	79	79
Cedar Fair
5.375%, 06/01/2024	150	151
5.250%, 07/15/2029	50	52
Century Communities
3.875%, 08/15/2029 (A)	60	60
Chobani
4.625%, 11/15/2028 (A)	40	41
Churchill Downs
5.500%, 04/01/2027 (A)	97	100
4.750%, 01/15/2028 (A)	75	78
Clarios Global
8.500%, 05/15/2027 (A)	190	202
6.250%, 05/15/2026 (A)	170	178
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	50	40
Crocs
4.250%, 03/15/2029 (A)	75	76
4.125%, 08/15/2031 (A)	75	75
CSC Holdings
5.250%, 06/01/2024	50	53
Dana
5.375%, 11/15/2027	73	76
4.250%, 09/01/2030	50	51

Adviser Managed Trust / Quarterly Report / October 31, 2021	51

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dave & Buster’s
7.625%, 11/01/2025 (A)	$88	$94
Dealer Tire
8.000%, 02/01/2028 (A)	50	52
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	50	49
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, 02/15/2023 (A)	20	21
Eagle Intermediate Global Holding BV
7.500%, 05/01/2025 (A)	200	192
eG Global Finance
8.500%, 10/30/2025 (A)	200	207
Everi Holdings
5.000%, 07/15/2029 (A)	25	26
Ferrellgas
5.875%, 04/01/2029 (A)	70	68
5.375%, 04/01/2026 (A)	100	97
Foot Locker
4.000%, 10/01/2029 (A)	50	50
Ford Holdings
9.300%, 03/01/2030	20	27
Ford Motor
9.625%, 04/22/2030	106	153
9.000%, 04/22/2025	230	277
8.500%, 04/21/2023	245	269
7.400%, 11/01/2046	200	274
6.375%, 02/01/2029	20	23
5.291%, 12/08/2046	100	115
4.750%, 01/15/2043	50	55
4.346%, 12/08/2026	50	53
Ford Motor Credit
5.125%, 06/16/2025	218	237
5.113%, 05/03/2029	100	111
4.542%, 08/01/2026	150	162
4.375%, 08/06/2023	50	52
4.140%, 02/15/2023	60	62
4.134%, 08/04/2025	130	137
4.063%, 11/01/2024	40	42
3.815%, 11/02/2027	200	207
3.810%, 01/09/2024	50	52
3.664%, 09/08/2024	50	52
3.625%, 06/17/2031	200	202
3.375%, 11/13/2025	135	139
3.096%, 05/04/2023	75	76
3.087%, 01/09/2023	150	153
2.900%, 02/16/2028	200	198
2.700%, 08/10/2026	150	150
Foundation Building Materials
6.000%, 03/01/2029 (A)	75	73
Full House Resorts
8.250%, 02/15/2028 (A)	50	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Gap
3.875%, 10/01/2031 (A)	$65	$64
3.625%, 10/01/2029 (A)	15	15
Garda World Security
9.500%, 11/01/2027 (A)	100	108
6.000%, 06/01/2029 (A)	50	49
Golden Nugget
6.750%, 10/15/2024 (A)	100	100
Goodyear Tire & Rubber
5.625%, 04/30/2033	50	54
5.250%, 04/30/2031	100	107
5.250%, 07/15/2031 (A)	150	160
5.000%, 07/15/2029 (A)	90	95
GPS Hospitality Holding
7.000%, 08/15/2028 (A)	150	142
Group 1 Automotive
4.000%, 08/15/2028 (A)	154	154
GrubHub Holdings
5.500%, 07/01/2027 (A)	50	51
Guitar Center
8.500%, 01/15/2026 (A)	100	106
Hanesbrands
5.375%, 05/15/2025 (A)	70	73
4.625%, 05/15/2024 (A)	286	298
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	100	107
4.875%, 01/15/2030	135	144
4.000%, 05/01/2031 (A)	100	100
3.750%, 05/01/2029 (A)	80	80
3.625%, 02/15/2032 (A)	155	151
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	90	92
4.875%, 07/01/2031 (A)	51	51
Hilton Worldwide Finance
4.875%, 04/01/2027	60	62
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	100	106
IHO Verwaltungs GmbH
6.000%cash/0% PIK, 05/15/2027 (A)	200	207
International Game Technology
6.500%, 02/15/2025 (A)	200	222
6.250%, 01/15/2027 (A)	150	169
5.250%, 01/15/2029 (A)	40	42
IRB Holding
6.750%, 02/15/2026 (A)	100	102
Jaguar Land Rover Automotive
5.875%, 01/15/2028 (A)	30	30
5.500%, 07/15/2029 (A)	200	194
4.500%, 10/01/2027 (A)	100	96
JB Poindexter
7.125%, 04/15/2026 (A)	100	105

52	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JBS USA LUX
6.750%, 02/15/2028 (A)	$200	$215
6.500%, 04/15/2029 (A)	150	166
5.500%, 01/15/2030 (A)	40	44
3.750%, 12/01/2031 (A)	73	75
KB Home
4.000%, 06/15/2031	50	51
Kronos Acquisition Holdings
7.000%, 12/31/2027 (A)	76	73
5.000%, 12/31/2026 (A)	47	46
LBM Acquisition
6.250%, 01/15/2029 (A)	117	114
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	61	63
Legends Hospitality Holding
5.000%, 02/01/2026 (A)	80	81
Levi Strauss
3.500%, 03/01/2031 (A)	45	45
LGI Homes
4.000%, 07/15/2029 (A)	56	54
Life Time
8.000%, 04/15/2026 (A)	75	79
5.750%, 01/15/2026 (A)	85	87
Lions Gate Capital Holdings
5.500%, 04/15/2029 (A)	110	112
Lithia Motors
4.625%, 12/15/2027 (A)	208	220
3.875%, 06/01/2029 (A)	35	36
LSF9 Atlantis Holdings
7.750%, 02/15/2026 (A)	90	91
M/I Homes
3.950%, 02/15/2030 (A)	100	99
Macy’s Retail Holdings
5.875%, 04/01/2029 (A)	90	96
5.125%, 01/15/2042	40	37
4.300%, 02/15/2043	25	21
3.625%, 06/01/2024	12	12
2.875%, 02/15/2023	53	54
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	65	63
Marks & Spencer
7.125%, 12/01/2037 (A)	30	36
Marriott Ownership Resorts
6.125%, 09/15/2025 (A)	58	61
4.750%, 01/15/2028	100	102
4.500%, 06/15/2029 (A)	35	35
Mattamy Group
5.250%, 12/15/2027 (A)	100	104
Mattel
5.875%, 12/15/2027 (A)	135	145
3.750%, 04/01/2029 (A)	55	57
3.375%, 04/01/2026 (A)	60	62

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Meritage Homes
3.875%, 04/15/2029 (A)	$50	$52
Merlin Entertainments
5.750%, 06/15/2026 (A)	100	103
Metis Merger Sub
6.500%, 05/15/2029 (A)	40	40
MGM Resorts International
6.000%, 03/15/2023	123	130
5.750%, 06/15/2025	29	31
5.500%, 04/15/2027	100	108
4.750%, 10/15/2028	80	83
4.625%, 09/01/2026	272	284
Michaels
7.875%, 05/01/2029 (A)	150	151
5.250%, 05/01/2028 (A)	85	86
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	44	44
Mohegan Gaming & Entertainment
8.000%, 02/01/2026 (A)	90	93
7.875%, 10/15/2024 (A)	100	104
Murphy Oil USA
4.750%, 09/15/2029	80	84
3.750%, 02/15/2031 (A)	65	64
NCL
12.250%, 05/15/2024 (A)	100	118
10.250%, 02/01/2026 (A)	100	115
5.875%, 03/15/2026 (A)	65	65
3.625%, 12/15/2024 (A)	60	56
NCL Finance
6.125%, 03/15/2028 (A)	65	66
NESCO Holdings II
5.500%, 04/15/2029 (A)	100	101
New Home
7.250%, 10/15/2025 (A)	50	52
Newell Brands
6.000%, 04/01/2046	80	100
4.700%, 04/01/2026	250	274
4.350%, 04/01/2023	124	129
Nordstrom
5.000%, 01/15/2044	100	99
4.375%, 04/01/2030	50	51
Papa John’s International
3.875%, 09/15/2029 (A)	50	49
Park River Holdings
6.750%, 08/01/2029 (A)	50	49
5.625%, 02/01/2029 (A)	50	47
Party City Holdings
8.750%, 02/15/2026 (A)	90	92
Patrick Industries
4.750%, 05/01/2029 (A)	25	25
Peninsula Pacific Entertainment
8.500%, 11/15/2027 (A)	165	176

Adviser Managed Trust / Quarterly Report / October 31, 2021	53

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Penn National Gaming
5.625%, 01/15/2027 (A)	$42	$43
4.125%, 07/01/2029 (A)	100	97
Penske Automotive Group
3.750%, 06/15/2029	40	40
PetSmart
7.750%, 02/15/2029 (A)	130	140
4.750%, 02/15/2028 (A)	100	103
PM General Purchaser
9.500%, 10/01/2028 (A)	100	104
Premier Entertainment Sub
5.875%, 09/01/2031 (A)	50	51
5.625%, 09/01/2029 (A)	100	102
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	200	205
5.750%, 04/15/2026 (A)	100	107
3.375%, 08/31/2027 (A)	135	129
QVC
5.950%, 03/15/2043	50	52
5.450%, 08/15/2034	50	52
4.750%, 02/15/2027	180	188
4.375%, 09/01/2028	70	72
Raptor Acquisition
4.875%, 11/01/2026 (A)	50	51
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	15	15
Rent-A-Center
6.375%, 02/15/2029 (A)	95	99
Resorts World Las Vegas
4.625%, 04/16/2029 (A)	200	203
Rite Aid
8.000%, 11/15/2026 (A)	40	40
7.500%, 07/01/2025 (A)	30	30
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)	148	168
10.875%, 06/01/2023 (A)	80	89
9.125%, 06/15/2023 (A)	66	72
7.500%, 10/15/2027	50	58
5.500%, 08/31/2026 (A)	78	79
5.500%, 04/01/2028 (A)	160	163
5.250%, 11/15/2022	100	102
4.250%, 07/01/2026 (A)	50	49
3.700%, 03/15/2028	52	49
Sally Holdings
5.625%, 12/01/2025	100	102
Scientific Games International
8.625%, 07/01/2025 (A)	100	108
8.250%, 03/15/2026 (A)	110	117
7.000%, 05/15/2028 (A)	76	82
5.000%, 10/15/2025 (A)	100	103
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)	56	57

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Service International
4.000%, 05/15/2031	$105	$107
3.375%, 08/15/2030	100	99
Sigma Holdco BV
7.875%, 05/15/2026 (A)	20	19
Six Flags Entertainment
5.500%, 04/15/2027 (A)	34	35
4.875%, 07/31/2024 (A)	205	207
Sizzling Platter
8.500%, 11/28/2025 (A)	100	101
Sonic Automotive
4.875%, 11/15/2031 (A)	45	45
4.625%, 11/15/2029 (A)	75	75
Sotheby’s
7.375%, 10/15/2027 (A)	100	105
5.875%, 06/01/2029 (A)	50	51
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	100	104
SRS Distribution
6.125%, 07/01/2029 (A)	33	34
4.625%, 07/01/2028 (A)	20	20
Staples
10.750%, 04/15/2027 (A)	100	96
7.500%, 04/15/2026 (A)	250	253
Station Casinos
4.500%, 02/15/2028 (A)	80	81
StoneMor
8.500%, 05/15/2029 (A)	33	34
Superior Plus
4.500%, 03/15/2029 (A)	40	41
Taylor Morrison Communities
6.625%, 07/15/2027 (A)	200	211
5.875%, 04/15/2023 (A)	100	105
Tempur Sealy International
4.000%, 04/15/2029 (A)	100	102
3.875%, 10/15/2031 (A)	35	35
Tenneco
5.125%, 04/15/2029 (A)	160	159
5.000%, 07/15/2026	50	49
Thor Industries
4.000%, 10/15/2029 (A)	55	54
Toll Brothers Finance
4.875%, 03/15/2027	100	111
4.350%, 02/15/2028	40	44
3.800%, 11/01/2029	50	54
TopBuild
4.125%, 02/15/2032 (A)	12	12
3.625%, 03/15/2029 (A)	75	75
Travel + Leisure
6.625%, 07/31/2026 (A)	180	201
6.600%, 10/01/2025	40	45
6.000%, 04/01/2027	20	22

54	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tri Pointe Homes
5.700%, 06/15/2028	$100	$109
5.250%, 06/01/2027	50	54
Triton Water Holdings
6.250%, 04/01/2029 (A)	75	75
Universal Entertainment
8.500%, 12/11/2024 (A)	100	104
Victoria’s Secret
4.625%, 07/15/2029 (A)	88	88
Viking Cruises
13.000%, 05/15/2025 (A)	200	229
7.000%, 02/15/2029 (A)	55	55
5.875%, 09/15/2027 (A)	84	81
Viking Ocean Cruises Ship VII
5.625%, 02/15/2029 (A)	50	50
Vista Outdoor
4.500%, 03/15/2029 (A)	50	50
WASH Multifamily Acquisition
5.750%, 04/15/2026 (A)	90	93
Wheel Pros
6.500%, 05/15/2029 (A)	50	49
White Capital Buyer
6.875%, 10/15/2028 (A)	100	103
William Carter
5.625%, 03/15/2027 (A)	100	104
Winnebago Industries
6.250%, 07/15/2028 (A)	4	4
Wolverine World Wide
4.000%, 08/15/2029 (A)	74	73
WW International
4.500%, 04/15/2029 (A)	60	57
Wyndham Hotels & Resorts
4.375%, 08/15/2028 (A)	50	52
Wynn Las Vegas
5.500%, 03/01/2025 (A)	200	203
5.250%, 05/15/2027 (A)	90	91
4.250%, 05/30/2023 (A)	50	50
Wynn Resorts Finance
5.125%, 10/01/2029 (A)	200	201
Yum! Brands
6.875%, 11/15/2037	20	25
5.350%, 11/01/2043	100	111
4.750%, 01/15/2030 (A)	168	179
4.625%, 01/31/2032	70	73
3.625%, 03/15/2031	100	99
ZF North America Capital
4.750%, 04/29/2025 (A)	45	48

		29,862

Consumer Staples — 2.0%
Albertsons
5.875%, 02/15/2028 (A)	365	388

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 02/15/2030 (A)	$150	$161
3.500%, 02/15/2023 (A)	100	102
3.500%, 03/15/2029 (A)	20	20
3.250%, 03/15/2026 (A)	50	51
Avon Products
6.500%, 03/15/2023	165	174
B&G Foods
5.250%, 09/15/2027	82	84
Central Garden & Pet
4.125%, 10/15/2030	50	50
4.125%, 04/30/2031 (A)	100	100
Coty
6.500%, 04/15/2026 (A)	100	103
5.000%, 04/15/2026 (A)	125	128
Darling Ingredients
5.250%, 04/15/2027 (A)	50	52
Edgewell Personal Care
5.500%, 06/01/2028 (A)	80	84
4.125%, 04/01/2029 (A)	50	49
Energizer Holdings
4.750%, 06/15/2028 (A)	100	100
HLF Financing Sarl
4.875%, 06/01/2029 (A)	100	101
Ingles Markets
4.000%, 06/15/2031 (A)	19	19
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	80	121
6.875%, 01/26/2039	288	422
6.750%, 03/15/2032	150	203
6.500%, 02/09/2040	44	63
5.200%, 07/15/2045	100	127
5.000%, 07/15/2035	78	96
5.000%, 06/04/2042	275	340
4.875%, 10/01/2049	110	136
4.375%, 06/01/2046	300	350
3.875%, 05/15/2027	200	217
3.750%, 04/01/2030	100	109
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	100	107
4.375%, 01/31/2032 (A)	75	75
4.125%, 01/31/2030 (A)	170	170
Performance Food Group
5.500%, 10/15/2027 (A)	100	104
4.250%, 08/01/2029 (A)	104	104
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	58	61
4.250%, 04/15/2031 (A)	115	121
3.500%, 03/01/2032 (A)	90	90
Post Holdings
5.750%, 03/01/2027 (A)	100	104
5.625%, 01/15/2028 (A)	154	161
4.625%, 04/15/2030 (A)	170	171

Adviser Managed Trust / Quarterly Report / October 31, 2021	55

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 09/15/2031 (A)	$200	$196
Primo Water Holdings
4.375%, 04/30/2029 (A)	38	38
SEG Holding
5.625%, 10/15/2028 (A)	50	53
Simmons Foods
4.625%, 03/01/2029 (A)	90	91
Spectrum Brands
5.500%, 07/15/2030 (A)	60	65
3.875%, 03/15/2031 (A)	50	49
Stena
7.000%, 02/01/2024 (A)	100	103
TKC Holdings
10.500%, 05/15/2029 (A)	50	54
6.875%, 05/15/2028 (A)	50	51
TreeHouse Foods
4.000%, 09/01/2028	50	48
Turning Point Brands
5.625%, 02/15/2026 (A)	40	40
United Natural Foods
6.750%, 10/15/2028 (A)	50	54
US Foods
4.750%, 02/15/2029 (A)	90	91
Vector Group
10.500%, 11/01/2026 (A)	100	105
5.750%, 02/01/2029 (A)	100	99

		6,355

Energy — 11.1%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047	250	290
Aethon United BR
8.250%, 02/15/2026 (A)	95	102
Alliance Resource Operating Partners
7.500%, 05/01/2025 (A)	100	102
Altera Infrastructure
8.500%, 07/15/2023 (A)	100	76
Antero Midstream Partners
7.875%, 05/15/2026 (A)	100	109
5.750%, 03/01/2027 (A)	130	134
5.750%, 01/15/2028 (A)	40	42
5.375%, 06/15/2029 (A)	50	52
Antero Resources
8.375%, 07/15/2026 (A)	30	34
5.375%, 03/01/2030 (A)	35	37
5.000%, 03/01/2025	202	206
Apache
6.000%, 01/15/2037	50	61
5.350%, 07/01/2049	100	115
5.100%, 09/01/2040	100	112
4.875%, 11/15/2027	50	54
4.750%, 04/15/2043	50	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 11/15/2025	$100	$108
4.375%, 10/15/2028	100	107
Archrock Partners
6.875%, 04/01/2027 (A)	200	209
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	50	54
7.000%, 11/01/2026 (A)	150	155
5.875%, 06/30/2029 (A)	90	91
Baytex Energy
8.750%, 04/01/2027 (A)	100	107
5.625%, 06/01/2024 (A)	22	22
Berry Petroleum
7.000%, 02/15/2026 (A)	50	51
Blue Racer Midstream
7.625%, 12/15/2025 (A)	80	86
Bristow Group
6.875%, 03/01/2028 (A)	50	52
Buckeye Partners
5.850%, 11/15/2043	150	148
5.600%, 10/15/2044	40	39
4.150%, 07/01/2023	50	52
4.125%, 03/01/2025 (A)	50	51
4.125%, 12/01/2027	40	40
3.950%, 12/01/2026	54	55
California Resources
7.125%, 02/01/2026 (A)	65	69
Callon Petroleum
8.000%, 08/01/2028 (A)	45	45
6.125%, 10/01/2024	50	49
Calumet Specialty Products Partners
11.000%, 04/15/2025 (A)	100	109
Centennial Resource Production
5.375%, 01/15/2026 (A)	80	80
CGG
8.750%, 04/01/2027 (A)	200	197
Cheniere Energy
4.625%, 10/15/2028	100	105
Cheniere Energy Partners
4.000%, 03/01/2031 (A)	139	145
3.250%, 01/31/2032 (A)	65	64
Chesapeake Energy
5.875%, 02/01/2029 (A)	60	64
5.500%, 02/01/2026 (A)	45	47
Civitas Resources
5.000%, 10/15/2026 (A)	25	25
CNX Midstream Partners
4.750%, 04/15/2030 (A)	15	15
CNX Resources
7.250%, 03/14/2027 (A)	100	106
6.000%, 01/15/2029 (A)	30	32
Colgate Energy Partners III
7.750%, 02/15/2026 (A)	25	27

56	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 07/01/2029 (A)	$30	$31
Comstock Resources
6.750%, 03/01/2029 (A)	85	91
5.875%, 01/15/2030 (A)	82	85
Continental Resources
5.750%, 01/15/2031 (A)	100	120
4.900%, 06/01/2044	100	113
4.500%, 04/15/2023	201	209
Coronado Finance Pty
10.750%, 05/15/2026 (A)	50	54
CQP Holdco
5.500%, 06/15/2031 (A)	100	104
Crestwood Midstream Partners
6.000%, 02/01/2029 (A)	100	104
5.625%, 05/01/2027 (A)	60	61
CrownRock
5.625%, 10/15/2025 (A)	140	143
5.000%, 05/01/2029 (A)	13	13
CVR Energy
5.250%, 02/15/2025 (A)	150	148
DCP Midstream Operating
8.125%, 08/16/2030	40	54
5.850%, VAR ICE LIBOR USD 3 Month + 3.850%, 05/21/2043 (A)	150	140
5.375%, 07/15/2025	250	276
DT Midstream
4.375%, 06/15/2031 (A)	30	30
4.125%, 06/15/2029 (A)	125	126
Empresa Nacional del Petroleo
5.250%, 11/06/2029	200	218
3.750%, 08/05/2026	200	206
3.450%, 09/16/2031 (A)	200	190
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (A)	92	96
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	100	105
5.750%, 01/30/2028 (A)	100	105
Energy Ventures Gom
11.750%, 04/15/2026 (A)	25	26
EnLink Midstream
5.625%, 01/15/2028 (A)	50	53
5.375%, 06/01/2029	50	52
EnLink Midstream Partners
5.050%, 04/01/2045	100	95
4.850%, 07/15/2026	100	104
4.150%, 06/01/2025	100	104
Enviva Partners
6.500%, 01/15/2026 (A)	100	103
EQM Midstream Partners
6.500%, 07/01/2027 (A)	100	111
6.500%, 07/15/2048	50	59
6.000%, 07/01/2025 (A)	100	108

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 07/15/2028	$100	$110
4.750%, 07/15/2023	150	158
4.500%, 01/15/2029 (A)	100	103
4.000%, 08/01/2024	100	104
EQT Corp
7.500%, 02/01/2030	100	128
5.000%, 01/15/2029	50	56
3.900%, 10/01/2027	100	107
3.625%, 05/15/2031 (A)	25	26
3.125%, 05/15/2026 (A)	54	54
Exterran Energy Solutions
8.125%, 05/01/2025	50	48
Genesis Energy
8.000%, 01/15/2027	25	25
7.750%, 02/01/2028	150	148
6.500%, 10/01/2025	150	148
Global Partners
7.000%, 08/01/2027	100	104
Harbour Energy
5.500%, 10/15/2026 (A)	200	200
Harvest Midstream I
7.500%, 09/01/2028 (A)	60	63
Hess Midstream Operations
5.625%, 02/15/2026 (A)	170	176
4.250%, 02/15/2030 (A)	70	70
Hilcorp Energy I
6.250%, 11/01/2028 (A)	200	205
6.000%, 02/01/2031 (A)	60	62
Holly Energy Partners
5.000%, 02/01/2028 (A)	20	20
Independence Energy Finance
7.250%, 05/01/2026 (A)	65	68
ITT Holdings
6.500%, 08/01/2029 (A)	75	75
KazMunayGas National JSC
6.375%, 10/24/2048	500	642
5.750%, 04/19/2047	200	241
5.375%, 04/24/2030	500	586
Laredo Petroleum
10.125%, 01/15/2028	30	32
7.750%, 07/31/2029 (A)	115	113
Magnolia Oil & Gas Operating
6.000%, 08/01/2026 (A)	50	51
Matador Resources
5.875%, 09/15/2026	100	103
MEG Energy
5.875%, 02/01/2029 (A)	190	195
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	80	79
7.500%, 01/15/2026 (A)	30	27
Murphy Oil
6.375%, 07/15/2028	65	69

Adviser Managed Trust / Quarterly Report / October 31, 2021	57

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 12/01/2027	$202	$210
Nabors Industries
7.500%, 01/15/2028 (A)	138	131
7.250%, 01/15/2026 (A)	53	51
Neptune Energy Bondco
6.625%, 05/15/2025 (A)	200	204
New Fortress Energy
6.750%, 09/15/2025 (A)	150	146
6.500%, 09/30/2026 (A)	145	141
NGL Energy Operating
7.500%, 02/01/2026 (A)	190	193
NGL Energy Partners
7.500%, 11/01/2023	175	168
Northern Oil and Gas
8.125%, 03/01/2028 (A)	45	48
Northriver Midstream Finance
5.625%, 02/15/2026 (A)	55	57
NuStar Logistics
6.375%, 10/01/2030	60	66
6.000%, 06/01/2026	100	106
5.750%, 10/01/2025	100	107
5.625%, 04/28/2027	50	52
Oasis Midstream Partners
8.000%, 04/01/2029 (A)	50	54
Oasis Petroleum
6.375%, 06/01/2026 (A)	40	42
Occidental Petroleum
8.875%, 07/15/2030	100	136
8.500%, 07/15/2027	200	249
8.000%, 07/15/2025	100	118
7.950%, 06/15/2039	50	67
7.875%, 09/15/2031	50	67
7.500%, 05/01/2031	200	260
6.950%, 07/01/2024	50	56
6.625%, 09/01/2030	100	122
6.600%, 03/15/2046	110	141
6.450%, 09/15/2036	100	127
6.375%, 09/01/2028	2	2
6.125%, 01/01/2031	150	180
5.875%, 09/01/2025	100	111
5.550%, 03/15/2026	120	132
5.500%, 12/01/2025	110	121
4.382%, 10/10/2036 (C)	220	124
4.300%, 08/15/2039	100	101
4.200%, 03/15/2048	200	195
4.100%, 02/15/2047	250	244
3.500%, 06/15/2025	50	52
3.500%, 08/15/2029	50	51
3.400%, 04/15/2026	100	102
3.200%, 08/15/2026	90	91
3.000%, 02/15/2027	100	100
2.900%, 08/15/2024	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Oceaneering International
4.650%, 11/15/2024	$50	$52
Oil and Gas Holding BSCC
7.500%, 10/25/2027	500	548
Ovintiv
8.125%, 09/15/2030	40	55
7.375%, 11/01/2031	84	114
6.625%, 08/15/2037	100	136
6.500%, 08/15/2034	80	108
Ovintiv Exploration
5.625%, 07/01/2024	40	44
5.375%, 01/01/2026	70	78
Par Petroleum
7.750%, 12/15/2025 (A)	100	101
Parkland
5.875%, 07/15/2027 (A)	50	53
4.500%, 10/01/2029 (A)	55	55
Patterson-UTI Energy
5.150%, 11/15/2029	20	21
3.950%, 02/01/2028	30	30
PBF Holding
9.250%, 05/15/2025 (A)	50	49
6.000%, 02/15/2028	250	181
PDC Energy
5.750%, 05/15/2026	128	132
Peabody Energy
6.375%, 03/31/2025 (A)	50	46
Penn Virginia Escrow
9.250%, 08/15/2026 (A)	25	26
Pertamina Persero MTN
6.450%, 05/30/2044	300	393
4.300%, 05/20/2023	200	209
4.175%, 01/21/2050	500	510
Petroleos del Peru
4.750%, 06/19/2032	500	528
Petroleos Mexicanos
6.950%, 01/28/2060	500	443
6.875%, 10/16/2025	700	765
6.500%, 03/13/2027	1,250	1,333
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,000	884
Petronas Capital MTN
4.550%, 04/21/2050	1,250	1,545
3.500%, 03/18/2025	1,000	1,063
Precision Drilling
6.875%, 01/15/2029 (A)	25	26
Qatar Energy
3.125%, 07/12/2041	400	404
Range Resources
9.250%, 02/01/2026	90	97
5.000%, 03/15/2023	58	60
4.875%, 05/15/2025	149	155

58	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Renewable Energy Group
5.875%, 06/01/2028 (A)	$70	$74
Rockcliff Energy II
5.500%, 10/15/2029 (A)	29	30
Rockies Express Pipeline
4.950%, 07/15/2029 (A)	60	64
4.800%, 05/15/2030 (A)	50	53
3.600%, 05/15/2025 (A)	100	104
Sinopec Group Overseas Development 2015
3.250%, 04/28/2025	1,000	1,054
Sinopec Group Overseas Development 2018
2.700%, 05/13/2030	1,000	1,017
2.300%, 01/08/2031	200	196
SM Energy
10.000%, 01/15/2025 (A)	150	167
6.625%, 01/15/2027	50	52
6.500%, 07/15/2028	50	53
5.625%, 06/01/2025	95	95
Southeast Supply Header
4.250%, 06/15/2024 (A)	40	42
Southern Gas Corridor CJSC
6.875%, 03/24/2026	750	879
Southwestern Energy
5.375%, 02/01/2029 (A)	110	116
5.375%, 03/15/2030	75	79
Strathcona Resources
6.875%, 08/01/2026 (A)	50	50
Summit Midstream Holdings
8.500%, 10/15/2026 (A)	70	70
5.750%, 04/15/2025	20	18
SunCoke Energy
4.875%, 06/30/2029 (A)	47	47
Sunoco
6.000%, 04/15/2027	20	21
5.875%, 03/15/2028	100	106
4.500%, 05/15/2029	50	51
4.500%, 04/30/2030 (A)	80	81
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	100	108
6.000%, 12/31/2030 (A)	80	80
6.000%, 09/01/2031 (A)	100	98
Talos Production
12.000%, 01/15/2026	100	108
Tap Rock Resources
7.000%, 10/01/2026 (A)	21	22
Targa Resources Partners
6.500%, 07/15/2027	70	75
5.875%, 04/15/2026	154	161
5.500%, 03/01/2030	100	110
5.375%, 02/01/2027	70	72
5.000%, 01/15/2028	154	162
4.000%, 01/15/2032 (A)	90	93

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TechnipFMC
6.500%, 02/01/2026 (A)	$162	$173
Teine Energy
6.875%, 04/15/2029 (A)	50	51
TransMontaigne Partners
6.125%, 02/15/2026	50	51
Transocean
7.500%, 04/15/2031	100	65
Transocean Guardian
5.875%, 01/15/2024 (A)	40	39
Transocean Pontus
6.125%, 08/01/2025 (A)	134	134
Transocean Poseidon
6.875%, 02/01/2027 (A)	100	100
Transocean Sentry
5.375%, 05/15/2023 (A)	276	270
Trinidad Petroleum Holdings
9.750%, 06/15/2026	200	221
USA Compression Partners
6.875%, 04/01/2026	200	207
6.875%, 09/01/2027	50	52
Vantage Drilling International
9.250%, 11/15/2023 (A)	100	92
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	128	132
3.875%, 08/15/2029 (A)	48	49
Vermilion Energy
5.625%, 03/15/2025 (A)	30	30
Vine Energy Holdings
6.750%, 04/15/2029 (A)	50	54
W&T Offshore
9.750%, 11/01/2023 (A)	80	78
Weatherford International
11.000%, 12/01/2024 (A)	32	33
8.625%, 04/30/2030 (A)	115	118
6.500%, 09/15/2028 (A)	41	43
Western Midstream Operating
6.500%, 02/01/2050	274	328
5.500%, 08/15/2048	50	60
4.650%, 07/01/2026	50	54
4.500%, 03/01/2028	50	54
4.350%, 02/01/2025	102	107
3.950%, 06/01/2025	100	105

		35,599

Financials — 6.1%
1MDB Global Investments
4.400%, 03/09/2023	1,000	1,005
Acrisure
7.000%, 11/15/2025 (A)	30	30
6.000%, 08/01/2029 (A)	65	64
4.250%, 02/15/2029 (A)	55	53

Adviser Managed Trust / Quarterly Report / October 31, 2021	59

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Advisor Group Holdings
10.750%, 08/01/2027 (A)	$100	$111
Air Methods
8.000%, 05/15/2025 (A)	50	38
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	76	78
5.875%, 11/01/2029 (A)	100	100
4.250%, 10/15/2027 (A)	65	65
Allied Universal Holdco
9.750%, 07/15/2027 (A)	100	107
6.625%, 07/15/2026 (A)	200	210
6.000%, 06/01/2029 (A)	53	52
4.625%, 06/01/2028 (A)	241	239
Ally Financial
5.750%, 11/20/2025	100	114
AmWINS Group
4.875%, 06/30/2029 (A)	35	35
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	60	58
Aretec Escrow Issuer
7.500%, 04/01/2029 (A)	100	103
Armor Holdco
8.500%, 11/15/2029 (A)	50	50
Assurant
7.000%, VAR ICE LIBOR USD 3 Month + 4.135%, 03/27/2048	40	46
AssuredPartners
5.625%, 01/15/2029 (A)	60	60
Banco Nacional de Panama
2.500%, 08/11/2030	200	189
Banque Centrale de Tunisie International Bond
5.750%, 01/30/2025	200	160
Blackstone Mortgage Trust
3.750%, 01/15/2027 (A)	50	50
BroadStreet Partners
5.875%, 04/15/2029 (A)	133	131
Castlelake Aviation Finance DAC
5.000%, 04/15/2027 (A)	50	50
CBB International Sukuk Programme WLL
6.250%, 11/14/2024	1,250	1,352
CIT Group
6.125%, 03/09/2028	40	47
5.250%, 03/07/2025	149	164
5.000%, 08/01/2023	103	109
Coinbase Global
3.625%, 10/01/2031 (A)	115	110
3.375%, 10/01/2028 (A)	100	96
Compass Group Diversified Holdings
5.250%, 04/15/2029 (A)	150	156
Credit Acceptance
5.125%, 12/31/2024 (A)	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Curo Group Holdings
7.500%, 08/01/2028 (A)	$33	$34
DAE Sukuk DIFC MTN
3.750%, 02/15/2026	200	210
Deutsche Bank
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr + 2.553%, 12/01/2032	180	196
4.500%, 04/01/2025	200	215
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Yr Curr + 2.248%, 05/24/2028	160	166
Development Bank of Kazakhstan JSC
4.125%, 12/10/2022	700	722
Enact Holdings
6.500%, 08/15/2025 (A)	189	207
Enova International
8.500%, 09/15/2025 (A)	100	103
Finance of America Funding
7.875%, 11/15/2025 (A)	100	96
FirstCash
4.625%, 09/01/2028 (A)	197	203
Freedom Mortgage
7.625%, 05/01/2026 (A)	200	195
6.625%, 01/15/2027 (A)	30	28
FS Energy and Power Fund
7.500%, 08/15/2023 (A)	50	52
Genworth Holdings
4.800%, 02/15/2024	40	41
Global Aircraft Leasing
6.500%cash/0% PIK, 09/15/2024 (A)	207	201
goeasy
5.375%, 12/01/2024 (A)	100	103
GTCR AP Finance
8.000%, 05/15/2027 (A)	100	105
Gtlk Europe Capital DAC
4.800%, 02/26/2028	250	260
HAT Holdings I
6.000%, 04/15/2025 (A)	100	104
3.375%, 06/15/2026 (A)	80	79
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022	500	505
Hightower Holding
6.750%, 04/15/2029 (A)	50	51
Home Point Capital
5.000%, 02/01/2026 (A)	118	106
HUB International
7.000%, 05/01/2026 (A)	26	27
Intesa Sanpaolo
4.950%, 06/01/2042 (A)	50	52
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	200	222
5.017%, 06/26/2024 (A)	236	253

60	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Jefferies Finance
5.000%, 08/15/2028 (A)	$90	$91
Jefferson Capital Holdings
6.000%, 08/15/2026 (A)	20	20
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (A)	50	50
4.250%, 02/01/2027 (A)	100	100
LD Holdings Group
6.125%, 04/01/2028 (A)	149	137
LFS Topco
5.875%, 10/15/2026 (A)	6	6
Liberty Mutual Group
7.800%, 03/15/2037 (A)	70	99
4.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.315%, 12/15/2051 (A)	100	103
LPL Holdings
4.625%, 11/15/2027 (A)	42	43
4.375%, 05/15/2031 (A)	40	41
4.000%, 03/15/2029 (A)	125	127
Malaysia Sukuk Global
3.179%, 04/27/2026	500	537
Malaysia Wakala Sukuk
2.070%, 04/28/2031 (A)	250	248
MDGH GMTN RSC MTN
3.950%, 05/21/2050	400	454
2.500%, 05/21/2026	500	518
MGIC Investment
5.250%, 08/15/2028	50	53
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	200	208
Modulaire Global Finance
8.000%, 02/15/2023 (A)	200	204
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	165	150
5.500%, 09/01/2028 (A)	115	114
MSCI
4.000%, 11/15/2029 (A)	70	73
3.875%, 02/15/2031 (A)	135	139
3.625%, 09/01/2030 (A)	70	72
3.625%, 11/01/2031 (A)	55	57
3.250%, 08/15/2033 (A)	75	75
Mumtalakat Sukuk Holding
5.625%, 02/27/2024	200	211
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)	200	205
5.125%, 12/15/2030 (A)	66	67
Navient
6.750%, 06/25/2025	150	165
5.000%, 03/15/2027	100	102
4.875%, 03/15/2028	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Navient MTN
6.125%, 03/25/2024	$224	$240
New Residential Investment
6.250%, 10/15/2025 (A)	60	60
NFP
6.875%, 08/15/2028 (A)	200	203
4.875%, 08/15/2028 (A)	35	36
OneMain Finance
8.875%, 06/01/2025	64	69
7.125%, 03/15/2026	200	227
6.625%, 01/15/2028	100	112
6.125%, 03/15/2024	300	319
5.625%, 03/15/2023	100	105
5.375%, 11/15/2029	100	107
3.875%, 09/15/2028	100	98
3.500%, 01/15/2027	20	20
PennyMac Financial Services
5.750%, 09/15/2031 (A)	50	49
5.375%, 10/15/2025 (A)	50	52
4.250%, 02/15/2029 (A)	85	80
PHH Mortgage
7.875%, 03/15/2026 (A)	40	41
PRA Group
5.000%, 10/01/2029 (A)	40	40
Radian Group
6.625%, 03/15/2025	50	56
4.875%, 03/15/2027	117	128
Rocket Mortgage
4.000%, 10/15/2033 (A)	67	66
3.625%, 03/01/2029 (A)	100	99
2.875%, 10/15/2026 (A)	161	160
Sabre GLBL
9.250%, 04/15/2025 (A)	100	116
7.375%, 09/01/2025 (A)	90	96
Sharjah Sukuk Program
2.942%, 06/10/2027	500	505
SLM
4.200%, 10/29/2025	50	53
3.125%, 11/02/2026	50	50
Starwood Property Trust
4.750%, 03/15/2025	100	105
3.625%, 07/15/2026 (A)	110	110
Stena International
5.750%, 03/01/2024 (A)	200	206
StoneX Group
8.625%, 06/15/2025 (A)	7	7
Tempo Acquisition
5.750%, 06/01/2025 (A)	50	52
Third Pakistan International Sukuk
5.625%, 12/05/2022	500	511
TMX Finance
11.125%, 04/01/2023 (A)	100	102

Adviser Managed Trust / Quarterly Report / October 31, 2021	61

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UniCredit
5.861%, VAR USD ICE Swap 11:00 NY 5 Yr + 3.703%, 06/19/2032 (A)	$100	$110
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5 Yr + 4.914%, 04/02/2034 (A)	120	145
5.459%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.750%, 06/30/2035 (A)	200	219
United Wholesale Mortgage
5.500%, 11/15/2025 (A)	40	40
5.500%, 04/15/2029 (A)	100	97
USI
6.875%, 05/01/2025 (A)	50	51
World Acceptance
7.000%, 11/01/2026 (A)	25	25

		19,406

Health Care — 4.7%
180 Medical
3.875%, 10/15/2029 (A)	50	50
AdaptHealth
6.125%, 08/01/2028 (A)	61	65
5.125%, 03/01/2030 (A)	58	58
4.625%, 08/01/2029 (A)	50	49
AHP Health Partners
5.750%, 07/15/2029 (A)	50	50
Akumin
7.000%, 11/01/2025 (A)	140	134
AMN Healthcare
4.625%, 10/01/2027 (A)	70	72
4.000%, 04/15/2029 (A)	10	10
Avantor Funding
4.625%, 07/15/2028 (A)	150	156
3.875%, 11/01/2029 (A)	95	95
Bausch Health
9.000%, 12/15/2025 (A)	170	178
7.250%, 05/30/2029 (A)	20	20
7.000%, 01/15/2028 (A)	40	41
6.250%, 02/15/2029 (A)	250	242
6.125%, 04/15/2025 (A)	138	140
5.500%, 11/01/2025 (A)	250	254
5.250%, 02/15/2031 (A)	100	90
5.000%, 01/30/2028 (A)	175	162
5.000%, 02/15/2029 (A)	200	183
4.875%, 06/01/2028 (A)	135	139
Bausch Health Americas
8.500%, 01/31/2027 (A)	450	478
Cano Health
6.250%, 10/01/2028 (A)	25	25
Catalent Pharma Solutions
3.500%, 04/01/2030 (A)	70	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.125%, 02/15/2029 (A)	$117	$114
Centene
4.625%, 12/15/2029	500	539
4.250%, 12/15/2027	300	314
3.375%, 02/15/2030	100	103
3.000%, 10/15/2030	10	10
2.625%, 08/01/2031	65	64
2.500%, 03/01/2031	280	273
2.450%, 07/15/2028	230	229
Charles River Laboratories International
4.250%, 05/01/2028 (A)	50	51
4.000%, 03/15/2031 (A)	50	52
3.750%, 03/15/2029 (A)	83	84
Cheplapharm Arzneimittel GmbH
5.500%, 01/15/2028 (A)	100	103
CHS
8.000%, 03/15/2026 (A)	200	211
8.000%, 12/15/2027 (A)	20	22
6.875%, 04/01/2028 (A)	200	189
6.875%, 04/15/2029 (A)	185	190
6.625%, 02/15/2025 (A)	100	104
6.125%, 04/01/2030 (A)	137	135
6.000%, 01/15/2029 (A)	70	74
5.625%, 03/15/2027 (A)	250	262
4.750%, 02/15/2031 (A)	90	90
DaVita
4.625%, 06/01/2030 (A)	425	427
Elanco Animal Health
5.900%, 08/28/2028	70	82
5.272%, 08/28/2023	100	106
Encompass Health
4.750%, 02/01/2030	100	102
4.625%, 04/01/2031	40	41
4.500%, 02/01/2028	100	102
Endo DAC
9.500%, 07/31/2027 (A)	100	99
6.000%, 06/30/2028 (A)	300	209
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)	90	89
Envision Healthcare
8.750%, 10/15/2026 (A)	200	134
Global Medical Response
6.500%, 10/01/2025 (A)	64	63
HCA
7.500%, 11/06/2033	100	142
5.875%, 05/01/2023	30	32
5.875%, 02/15/2026	150	171
5.875%, 02/01/2029	100	119
5.625%, 09/01/2028	200	234
5.375%, 02/01/2025	350	389
3.500%, 09/01/2030	210	221

62	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HealthEquity
4.500%, 10/01/2029 (A)	$35	$35
Hologic
4.625%, 02/01/2028 (A)	50	52
3.250%, 02/15/2029 (A)	40	40
IQVIA
5.000%, 10/15/2026 (A)	120	123
5.000%, 05/15/2027 (A)	100	104
Jaguar Holding II
5.000%, 06/15/2028 (A)	30	32
4.625%, 06/15/2025 (A)	80	83
Jazz Securities DAC
4.375%, 01/15/2029 (A)	200	205
Lannett
7.750%, 04/15/2026 (A)	50	46
LifePoint Health
5.375%, 01/15/2029 (A)	125	123
MEDNAX
6.250%, 01/15/2027 (A)	135	142
ModivCare
5.875%, 11/15/2025 (A)	100	105
ModivCare Escrow Issuer
5.000%, 10/01/2029 (A)	40	41
Molina Healthcare
4.375%, 06/15/2028 (A)	100	104
Mozart Debt Merger Sub
5.250%, 10/01/2029 (A)	261	265
3.875%, 04/01/2029 (A)	805	801
Option Care Health
4.375%, 10/31/2029 (A)	50	50
Organon
5.125%, 04/30/2031 (A)	200	206
4.125%, 04/30/2028 (A)	210	213
Ortho-Clinical Diagnostics
7.250%, 02/01/2028 (A)	40	43
Owens & Minor
4.500%, 03/31/2029 (A)	65	65
P&L Development
7.750%, 11/15/2025 (A)	100	102
Par Pharmaceutical
7.500%, 04/01/2027 (A)	200	202
Perrigo Finance Unlimited
4.375%, 03/15/2026	75	80
3.900%, 12/15/2024	50	53
3.150%, 06/15/2030	70	71
PRA Health Sciences
2.875%, 07/15/2026 (A)	50	50
Prestige Brands
3.750%, 04/01/2031 (A)	100	97
Prime Healthcare Services
7.250%, 11/01/2025 (A)	131	140

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Radiology Partners
9.250%, 02/01/2028 (A)	$100	$106
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	135	142
RP Escrow Issuer
5.250%, 12/15/2025 (A)	150	150
Select Medical
6.250%, 08/15/2026 (A)	120	126
Surgery Center Holdings
6.750%, 07/01/2025 (A)	22	22
Syneos Health
3.625%, 01/15/2029 (A)	60	59
Team Health Holdings
6.375%, 02/01/2025 (A)	80	71
Teleflex
4.625%, 11/15/2027	12	12
4.250%, 06/01/2028 (A)	50	51
Tenet Healthcare
7.500%, 04/01/2025 (A)	300	318
6.875%, 11/15/2031	25	29
6.750%, 06/15/2023	50	54
6.250%, 02/01/2027 (A)	150	156
6.125%, 10/01/2028 (A)	300	315
5.125%, 11/01/2027 (A)	200	209
4.875%, 01/01/2026 (A)	200	205
4.625%, 06/15/2028 (A)	50	52
4.250%, 06/01/2029 (A)	140	142
US Acute Care Solutions
6.375%, 03/01/2026 (A)	70	73
US Renal Care
10.625%, 07/15/2027 (A)	100	104
Varex Imaging
7.875%, 10/15/2027 (A)	90	100
Vizient
6.250%, 05/15/2027 (A)	200	210

		15,114

Industrials — 7.3%
ACCO Brands
4.250%, 03/15/2029 (A)	85	84
ADT Security
4.875%, 07/15/2032 (A)	90	90
4.125%, 08/01/2029 (A)	50	49
Advanced Drainage Systems
5.000%, 09/30/2027 (A)	49	51
AECOM
5.125%, 03/15/2027	100	110
AerCap Global Aviation Trust
6.500%, VAR ICE LIBOR USD 3 Month + 4.300%, 06/15/2045 (A)	140	150
Ahern Rentals
7.375%, 05/15/2023 (A)	70	67

Adviser Managed Trust / Quarterly Report / October 31, 2021	63

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Air Canada
3.875%, 08/15/2026 (A)	$60	$61
Allison Transmission
5.875%, 06/01/2029 (A)	50	54
4.750%, 10/01/2027 (A)	49	51
3.750%, 01/30/2031 (A)	100	96
Alta Equipment Group
5.625%, 04/15/2026 (A)	40	41
American Airlines
11.750%, 07/15/2025 (A)	269	333
5.750%, 04/20/2029 (A)	290	312
5.500%, 04/20/2026 (A)	360	378
Amsted Industries
5.625%, 07/01/2027 (A)	40	42
4.625%, 05/15/2030 (A)	50	51
Apex Tool Group
9.000%, 02/15/2023 (A)	151	151
APi Group DE
4.125%, 07/15/2029 (A)	50	50
Aptim
7.750%, 06/15/2025 (A)	100	81
Arcosa
4.375%, 04/15/2029 (A)	40	41
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	200	210
Ardagh Metal Packaging Finance USA
3.250%, 09/01/2028 (A)	50	49
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	150	156
5.250%, 08/15/2027 (A)	200	200
Artera Services
9.033%, 12/04/2025 (A)	150	160
ASGN
4.625%, 05/15/2028 (A)	50	52
Ashton Woods USA
6.625%, 01/15/2028 (A)	30	32
4.625%, 08/01/2029 (A)	25	25
4.625%, 04/01/2030 (A)	35	34
Atkore
4.250%, 06/01/2031 (A)	50	50
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	50	50
Beacon Roofing Supply
4.500%, 11/15/2026 (A)	30	31
4.125%, 05/15/2029 (A)	40	39
BlueLinx Holdings
6.000%, 11/15/2029 (A)	100	98
Boise Cascade
4.875%, 07/01/2030 (A)	42	44
Bombardier
7.875%, 04/15/2027 (A)	275	286
7.500%, 12/01/2024 (A)	200	208

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.500%, 03/15/2025 (A)	$100	$103
7.125%, 06/15/2026 (A)	116	122
6.000%, 02/15/2028 (A)	65	66
Booz Allen Hamilton
4.000%, 07/01/2029 (A)	25	25
3.875%, 09/01/2028 (A)	70	71
Brand Industrial Services
8.500%, 07/15/2025 (A)	100	99
Brightstar Escrow
9.750%, 10/15/2025 (A)	100	107
Brink’s
4.625%, 10/15/2027 (A)	60	62
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	50	50
4.875%, 02/15/2030 (A)	100	100
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/2026 (A)	35	37
Builders FirstSource
6.750%, 06/01/2027 (A)	70	74
5.000%, 03/01/2030 (A)	70	74
4.250%, 02/01/2032 (A)	70	71
BWX Technologies
4.125%, 04/15/2029 (A)	50	51
Camelot Finance
4.500%, 11/01/2026 (A)	50	52
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	165	168
Cascades
5.375%, 01/15/2028 (A)	100	105
China Minmetals
3.750% B)(F)	500	507
Cimpress
7.000%, 06/15/2026 (A)	50	52
Clean Harbors
4.875%, 07/15/2027 (A)	70	73
Colfax
6.375%, 02/15/2026 (A)	100	104
CoreCivic
8.250%, 04/15/2026	55	56
4.750%, 10/15/2027	20	18
CoreLogic
4.500%, 05/01/2028 (A)	83	82
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	53	55
Covanta Holding
6.000%, 01/01/2027	40	41
5.875%, 07/01/2025	100	103
CP Atlas Buyer
7.000%, 12/01/2028 (A)	50	48
Danaos
8.500%, 03/01/2028 (A)	100	110

64	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delta Air Lines
7.375%, 01/15/2026	$351	$413
Deluxe
8.000%, 06/01/2029 (A)	35	37
DP World Crescent
3.908%, 05/31/2023	500	518
DP World Salaam
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750%(B)	200	218
Dun & Bradstreet
6.875%, 08/15/2026 (A)	44	46
Dycom Industries
4.500%, 04/15/2029 (A)	35	36
Empire Communities
7.000%, 12/15/2025 (A)	150	155
Empresa de Transporte de Pasajeros Metro
4.700%, 05/07/2050	250	292
EnPro Industries
5.750%, 10/15/2026	4	4
First Student Bidco
4.000%, 07/31/2029 (A)	80	78
Flex Acquisition
7.875%, 07/15/2026 (A)	100	104
Fluor
4.250%, 09/15/2028	30	31
3.500%, 12/15/2024	18	19
Fly Leasing
7.000%, 10/15/2024 (A)	38	37
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/2027 (A)	100	113
6.500%, 10/01/2025 (A)	100	103
5.500%, 05/01/2028 (A)	98	98
FXI Holdings
12.250%, 11/15/2026 (A)	200	223
Georgian Railway JSC
4.000%, 06/17/2028	250	252
GFL Environmental
4.750%, 06/15/2029 (A)	30	30
4.375%, 08/15/2029 (A)	130	129
4.000%, 08/01/2028 (A)	80	78
3.750%, 08/01/2025 (A)	100	103
3.500%, 09/01/2028 (A)	80	80
Global Infrastructure Solutions
5.625%, 06/01/2029 (A)	40	41
GrafTech Finance
4.625%, 12/15/2028 (A)	100	101
Graham Packaging
7.125%, 08/15/2028 (A)	100	103
Granite US Holdings
11.000%, 10/01/2027 (A)	20	22

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Great Lakes Dredge & Dock
5.250%, 06/01/2029 (A)	$15	$15
Griffon
5.750%, 03/01/2028	135	141
GYP Holdings III
4.625%, 05/01/2029 (A)	25	25
H&E Equipment Services
3.875%, 12/15/2028 (A)	100	99
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	175	184
Hillenbrand
5.750%, 06/15/2025	100	105
3.750%, 03/01/2031	40	39
Howmet Aerospace
6.875%, 05/01/2025	8	9
5.950%, 02/01/2037	100	120
5.900%, 02/01/2027	10	11
3.000%, 01/15/2029	75	74
IAA
5.500%, 06/15/2027 (A)	100	104
Icahn Enterprises
6.750%, 02/01/2024	28	28
6.375%, 12/15/2025	42	43
6.250%, 05/15/2026	132	138
5.250%, 05/15/2027	200	208
4.750%, 09/15/2024	165	171
4.375%, 02/01/2029	30	30
IEA Energy Services
6.625%, 08/15/2029 (A)	50	49
Imola Merger
4.750%, 05/15/2029 (A)	225	231
Intelligent Packaging Finco
6.000%, 09/15/2028 (A)	135	139
Interface
5.500%, 12/01/2028 (A)	80	83
Intertape Polymer Group
4.375%, 06/15/2029 (A)	20	20
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	50	52
JELD-WEN
4.625%, 12/15/2025 (A)	200	202
KAR Auction Services
5.125%, 06/01/2025 (A)	90	90
Kratos Defense & Security Solutions
6.500%, 11/30/2025 (A)	50	52
LABL
10.500%, 07/15/2027 (A)	70	74
8.250%, 11/01/2029 (A)	100	98
6.750%, 07/15/2026 (A)	60	62
5.875%, 11/01/2028 (A)	26	26
Madison IAQ
5.875%, 06/30/2029 (A)	60	60

Adviser Managed Trust / Quarterly Report / October 31, 2021	65

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 06/30/2028 (A)	$35	$35
Manitowoc
9.000%, 04/01/2026 (A)	100	106
Masonite International
3.500%, 02/15/2030 (A)	100	98
Mauser Packaging Solutions Holding
7.250%, 04/15/2025 (A)	150	145
5.500%, 04/15/2024 (A)	300	301
Meritor
4.500%, 12/15/2028 (A)	100	100
Mexico City Airport Trust
5.500%, 07/31/2047	400	406
Moog
4.250%, 12/15/2027 (A)	50	51
Mueller Water Products
4.000%, 06/15/2029 (A)	15	15
New Enterprise Stone & Lime
9.750%, 07/15/2028 (A)	25	27
5.250%, 07/15/2028 (A)	50	50
Nielsen Finance
5.875%, 10/01/2030 (A)	80	84
5.625%, 10/01/2028 (A)	100	104
4.750%, 07/15/2031 (A)	61	59
4.500%, 07/15/2029 (A)	77	75
Nielsen Luxembourg SARL
5.000%, 02/01/2025 (A)	42	43
OT Merger
7.875%, 10/15/2029 (A)	100	99
Pactiv
7.950%, 12/15/2025	150	167
Pactiv Evergreen Group Issuer
4.375%, 10/15/2028 (A)	30	30
PGT Innovations
4.375%, 10/01/2029 (A)	40	40
Picasso Finance Sub
6.125%, 06/15/2025 (A)	82	86
Pitney Bowes
7.250%, 03/15/2029 (A)	40	41
6.875%, 03/15/2027 (A)	97	100
Powerchina Roadbridge Group British Virgin Islands
3.080% (B)(F)	200	199
Resideo Funding
4.000%, 09/01/2029 (A)	100	96
Roller Bearing of America
4.375%, 10/15/2029 (A)	10	10
Rolls-Royce
5.750%, 10/15/2027 (A)	138	153
3.625%, 10/14/2025 (A)	60	61
RR Donnelley & Sons
6.125%, 11/01/2026 (A)	130	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Science Applications International
4.875%, 04/01/2028 (A)	$40	$41
Sensata Technologies
5.625%, 11/01/2024 (A)	200	221
4.000%, 04/15/2029 (A)	135	137
3.750%, 02/15/2031 (A)	50	49
Spirit AeroSystems
7.500%, 04/15/2025 (A)	200	211
5.500%, 01/15/2025 (A)	150	156
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	50	56
SRM Escrow Issuer
6.000%, 11/01/2028 (A)	205	213
SSL Robotics
9.750%, 12/31/2023 (A)	118	127
Standard Industries
5.000%, 02/15/2027 (A)	250	257
4.750%, 01/15/2028 (A)	20	21
4.375%, 07/15/2030 (A)	110	110
3.375%, 01/15/2031 (A)	50	46
Stericycle
3.875%, 01/15/2029 (A)	20	20
Summit Materials
5.250%, 01/15/2029 (A)	100	105
Terex
5.000%, 05/15/2029 (A)	63	64
Titan International
7.000%, 04/30/2028 (A)	100	103
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (A)	50	53
TK Elevator US Newco
5.250%, 07/15/2027 (A)	159	162
TransDigm
7.500%, 03/15/2027	75	79
6.375%, 06/15/2026	100	103
6.250%, 03/15/2026 (A)	500	522
5.500%, 11/15/2027	170	174
4.875%, 05/01/2029	150	150
4.625%, 01/15/2029	115	114
TransDigm UK Holdings
6.875%, 05/15/2026	160	169
Transnet SOC
4.000%, 07/26/2022	200	202
TriNet Group
3.500%, 03/01/2029 (A)	55	55
Triumph Group
8.875%, 06/01/2024 (A)	160	176
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	65	69
5.500%, 08/15/2026 (A)	200	208
Tutor Perini
6.875%, 05/01/2025 (A)	250	254

66	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Uber Technologies
7.500%, 09/15/2027 (A)	$266	$291
4.500%, 08/15/2029 (A)	200	201
United Airlines
4.625%, 04/15/2029 (A)	184	190
4.375%, 04/15/2026 (A)	182	188
United Airlines Holdings
5.000%, 02/01/2024	100	104
4.875%, 01/15/2025	100	103
United Rentals North America
5.500%, 05/15/2027	100	105
5.250%, 01/15/2030	100	108
4.875%, 01/15/2028	300	317
3.875%, 02/15/2031	100	101
3.750%, 01/15/2032	31	31
Vertiv Group
4.125%, 11/15/2028 (A)	85	84
Victors Merger
6.375%, 05/15/2029 (A)	22	21
VM Consolidated
5.500%, 04/15/2029 (A)	50	51
Wabash National
4.500%, 10/15/2028 (A)	50	49
Waste Pro USA
5.500%, 02/15/2026 (A)	50	50
Watco
6.500%, 06/15/2027 (A)	100	106
Weekley Homes
4.875%, 09/15/2028 (A)	100	104
Welbilt
9.500%, 02/15/2024	50	51
WESCO Distribution
7.250%, 06/15/2028 (A)	150	165
7.125%, 06/15/2025 (A)	200	212
Williams Scotsman International
4.625%, 08/15/2028 (A)	50	52
Wolverine Escrow
9.000%, 11/15/2026 (A)	100	92
8.500%, 11/15/2024 (A)	100	93
XPO CNW
6.700%, 05/01/2034	30	38
XPO Logistics
6.250%, 05/01/2025 (A)	150	158

		23,411

Information Technology — 2.2%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	67	68
ams
7.000%, 07/31/2025 (A)	100	106
Austin BidCo
7.125%, 12/15/2028 (A)	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Avaya
6.125%, 09/15/2028 (A)	$125	$130
Black Knight InfoServ
3.625%, 09/01/2028 (A)	135	134
CDK Global
5.250%, 05/15/2029 (A)	100	107
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	93	93
3.875%, 07/01/2028 (A)	92	91
CommScope
6.000%, 03/01/2026 (A)	500	515
4.750%, 09/01/2029 (A)	70	69
CommScope Technologies
6.000%, 06/15/2025 (A)	200	198
Conduent Business Services
6.000%, 11/01/2029 (A)	50	50
Consensus Cloud Solutions
6.500%, 10/15/2028 (A)	60	62
CPI CG
8.625%, 03/15/2026 (A)	35	38
Crowdstrike Holdings
3.000%, 02/15/2029	50	49
Dell
6.500%, 04/15/2038	48	64
5.400%, 09/10/2040	30	36
Diebold Nixdorf
8.500%, 04/15/2024	264	264
Elastic
4.125%, 07/15/2029 (A)	65	65
Endure Digital
6.000%, 02/15/2029 (A)	70	64
Entegris
3.625%, 05/01/2029 (A)	125	126
Fair Isaac
4.000%, 06/15/2028 (A)	80	81
Gartner
4.500%, 07/01/2028 (A)	50	52
3.625%, 06/15/2029 (A)	60	60
Go Daddy Operating
5.250%, 12/01/2027 (A)	60	62
3.500%, 03/01/2029 (A)	90	87
Granite Merger Sub 2
11.000%, 07/15/2027 (A)	40	46
Helios Software Holdings
4.625%, 05/01/2028 (A)	30	30
Intrado
8.500%, 10/15/2025 (A)	67	66
MicroStrategy
6.125%, 06/15/2028 (A)	15	15
MoneyGram International
5.375%, 08/01/2026 (A)	20	20

Adviser Managed Trust / Quarterly Report / October 31, 2021	67

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NCR
5.250%, 10/01/2030 (A)	$75	$77
5.125%, 04/15/2029 (A)	118	121
5.000%, 10/01/2028 (A)	123	124
Nuance Communications
5.625%, 12/15/2026	50	52
Open Text
5.875%, 06/01/2026 (A)	100	103
3.875%, 02/15/2028 (A)	90	91
Open Text Holdings
4.125%, 02/15/2030 (A)	95	97
Paysafe Finance
4.000%, 06/15/2029 (A)	50	47
Plantronics
4.750%, 03/01/2029 (A)	150	138
Presidio Holdings
8.250%, 02/01/2028 (A)	44	47
4.875%, 02/01/2027 (A)	54	55
PTC
3.625%, 02/15/2025 (A)	100	102
Rackspace Technology Global
5.375%, 12/01/2028 (A)	50	48
3.500%, 02/15/2028 (A)	125	119
Rocket Software
6.500%, 02/15/2029 (A)	110	105
Seagate HDD Cayman
4.875%, 03/01/2024	50	53
4.875%, 06/01/2027	100	110
4.750%, 01/01/2025	100	108
4.125%, 01/15/2031	50	51
4.091%, 06/01/2029	100	103
3.125%, 07/15/2029 (A)	100	96
Shift4 Payments
4.625%, 11/01/2026 (A)	80	83
Square
3.500%, 06/01/2031 (A)	102	105
2.750%, 06/01/2026 (A)	100	101
SS&C Technologies
5.500%, 09/30/2027 (A)	197	207
Switch
4.125%, 06/15/2029 (A)	40	40
3.750%, 09/15/2028 (A)	123	122
Synaptics
4.000%, 06/15/2029 (A)	75	76
TTM Technologies
4.000%, 03/01/2029 (A)	45	45
Twilio
3.875%, 03/15/2031	45	45
3.625%, 03/15/2029	70	71
Unisys
6.875%, 11/01/2027 (A)	100	109

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vericast
11.000%, 09/15/2026 (A)	$33	$34
Veritas US
7.500%, 09/01/2025 (A)	50	52
Viasat
6.500%, 07/15/2028 (A)	200	210
Viavi Solutions
3.750%, 10/01/2029 (A)	50	50
Western Digital
4.750%, 02/15/2026	230	253
Xerox
6.750%, 12/15/2039	40	43
4.800%, 03/01/2035	25	25
4.375%, 03/15/2023	100	103
Xerox Holdings
5.500%, 08/15/2028 (A)	50	51
5.000%, 08/15/2025 (A)	200	208
ZoomInfo Technologies
3.875%, 02/01/2029 (A)	67	67

		6,898

Materials — 4.1%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	120	129
4.125%, 03/31/2029 (A)	100	104
Allegheny Technologies
5.125%, 10/01/2031	30	30
4.875%, 10/01/2029	5	5
Arconic
6.125%, 02/15/2028 (A)	145	153
6.000%, 05/15/2025 (A)	70	73
Ashland
3.375%, 09/01/2031 (A)	100	99
Avient
5.750%, 05/15/2025 (A)	100	104
Axalta Coating Systems
4.750%, 06/15/2027 (A)	100	103
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	100	106
Ball
5.250%, 07/01/2025	135	151
3.125%, 09/15/2031	85	83
2.875%, 08/15/2030	100	96
Berry Global
5.625%, 07/15/2027 (A)	100	105
4.500%, 02/15/2026 (A)	50	51
Big River Steel
6.625%, 01/31/2029 (A)	80	87
Carpenter Technology
4.450%, 03/01/2023	85	88
Century Aluminum
7.500%, 04/01/2028 (A)	50	53

68	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chemours
5.375%, 05/15/2027	$51	$54
4.625%, 11/15/2029 (A)	100	96
Chinalco Capital Holdings
2.125%, 06/03/2026	250	245
Clearwater Paper
4.750%, 08/15/2028 (A)	80	81
Cleveland-Cliffs
9.875%, 10/17/2025 (A)	175	200
5.875%, 06/01/2027	50	52
4.875%, 03/01/2031 (A)	105	109
4.625%, 03/01/2029 (A)	45	47
CNAC HK Finbridge
5.125%, 03/14/2028	500	567
3.500%, 07/19/2022	500	507
Coeur Mining
5.125%, 02/15/2029 (A)	80	78
Commercial Metals
3.875%, 02/15/2031	35	35
Constellium
5.625%, 06/15/2028 (A)	50	52
3.750%, 04/15/2029 (A)	50	48
Cornerstone Chemical
6.750%, 08/15/2024 (A)	100	90
Crown Americas
4.750%, 02/01/2026	10	10
4.250%, 09/30/2026	20	21
CVR Partners
6.125%, 06/15/2028 (A)	15	16
Diamond BC BV
4.625%, 10/01/2029 (A)	20	20
Domtar
6.750%, 02/15/2044	25	26
6.250%, 09/01/2042	25	26
Eldorado
6.250%, 09/01/2029 (A)	100	102
Element Solutions
3.875%, 09/01/2028 (A)	100	100
EverArc Escrow Sarl
5.000%, 10/30/2029 (A)	85	85
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	60	63
4.375%, 04/01/2031 (A)	162	164
Freeport-McMoRan
5.450%, 03/15/2043	200	252
5.400%, 11/14/2034	80	98
5.000%, 09/01/2027	191	199
4.125%, 03/01/2028	147	152
3.875%, 03/15/2023	130	134
Glatfelter
4.750%, 11/15/2029 (A)	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GPD
10.125%, 04/01/2026 (A)	$100	$107
Graphic Packaging International
3.500%, 03/15/2028 (A)	100	101
Greif
6.500%, 03/01/2027 (A)	50	52
HB Fuller
4.250%, 10/15/2028	100	101
Hecla Mining
7.250%, 02/15/2028	50	54
Herens Holdco Sarl
4.750%, 05/15/2028 (A)	94	93
Hudbay Minerals
6.125%, 04/01/2029 (A)	100	105
IAMGOLD
5.750%, 10/15/2028 (A)	100	98
Illuminate Buyer
9.000%, 07/01/2028 (A)	30	32
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025	350	376
INEOS Quattro Finance 2
3.375%, 01/15/2026 (A)	50	50
Infrabuild Australia Pty
12.000%, 10/01/2024 (A)	50	53
Ingevity
3.875%, 11/01/2028 (A)	100	98
Innophos Holdings
9.375%, 02/15/2028 (A)	50	54
Joseph T Ryerson & Son
8.500%, 08/01/2028 (A)	32	36
Kaiser Aluminum
4.625%, 03/01/2028 (A)	100	101
4.500%, 06/01/2031 (A)	55	54
Kraton Polymers
4.250%, 12/15/2025 (A)	50	52
Louisiana-Pacific
3.625%, 03/15/2029 (A)	40	40
LSB Industries
6.250%, 10/15/2028 (A)	93	94
LSF11 A5 HoldCo
6.625%, 10/15/2029 (A)	150	150
Mercer International
5.125%, 02/01/2029	200	199
Methanex
5.250%, 12/15/2029	70	74
5.125%, 10/15/2027	203	214
Mineral Resources
8.125%, 05/01/2027 (A)	50	54
Nacional del Cobre de Chile
4.375%, 02/05/2049	200	225
3.700%, 01/30/2050	1,000	1,013
3.150%, 01/14/2030	750	765

Adviser Managed Trust / Quarterly Report / October 31, 2021	69

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New Gold
7.500%, 07/15/2027 (A)	$42	$45
NMG Holding
7.125%, 04/01/2026 (A)	85	89
NOVA Chemicals
5.250%, 06/01/2027 (A)	150	158
4.875%, 06/01/2024 (A)	100	104
4.250%, 05/15/2029 (A)	100	99
Novelis
4.750%, 01/30/2030 (A)	192	200
3.875%, 08/15/2031 (A)	31	30
3.250%, 11/15/2026 (A)	73	73
OCI
4.625%, 10/15/2025 (A)	67	70
OI European Group BV
4.000%, 03/15/2023 (A)	50	51
Olin
9.500%, 06/01/2025 (A)	70	86
5.000%, 02/01/2030	145	153
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	100	107
Pearl Merger Sub
6.750%, 10/01/2028 (A)	17	17
Rayonier AM Products
7.625%, 01/15/2026 (A)	90	93
Resolute Forest Products
4.875%, 03/01/2026 (A)	30	31
Schweitzer-Mauduit International
6.875%, 10/01/2026 (A)	40	42
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	84	79
4.875%, 05/01/2028 (A)	98	96
Scotts Miracle-Gro
4.500%, 10/15/2029	107	111
4.375%, 02/01/2032 (A)	40	40
4.000%, 04/01/2031 (A)	75	74
Sealed Air
5.500%, 09/15/2025 (A)	184	203
4.000%, 12/01/2027 (A)	40	42
Silgan Holdings
4.125%, 02/01/2028	50	51
Sylvamo
7.000%, 09/01/2029 (A)	50	50
Tacora Resources
8.250%, 05/15/2026 (A)	25	25
Taseko Mines
7.000%, 02/15/2026 (A)	75	77
TMS International
6.250%, 04/15/2029 (A)	15	15
TPC Group
10.500%, 08/01/2024 (A)	82	75

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TriMas
4.125%, 04/15/2029 (A)	$55	$56
Trinseo Materials Operating SCA
5.125%, 04/01/2029 (A)	76	76
Tronox
4.625%, 03/15/2029 (A)	155	152
Unifrax Escrow Issuer
7.500%, 09/30/2029 (A)	100	99
5.250%, 09/30/2028 (A)	67	67
United States Steel
6.875%, 03/01/2029	80	86
Valvoline
4.250%, 02/15/2030 (A)	60	61
Venator Finance Sarl
5.750%, 07/15/2025 (A)	50	47
WR Grace & Co
5.625%, 10/01/2024 (A)	30	32
4.875%, 06/15/2027 (A)	100	102
WR Grace Holdings
5.625%, 08/15/2029 (A)	115	116

		13,125

Real Estate — 1.9%
Brookfield Property
5.750%, 05/15/2026 (A)	150	155
4.500%, 04/01/2027 (A)	50	49
CTR Partnership
3.875%, 06/30/2028 (A)	25	25
Cushman & Wakefield US Borrower
6.750%, 05/15/2028 (A)	70	75
Diversified Healthcare Trust
9.750%, 06/15/2025	178	193
4.750%, 02/15/2028	28	28
4.375%, 03/01/2031	55	53
Forestar Group
5.000%, 03/01/2028 (A)	30	31
3.850%, 05/15/2026 (A)	30	30
GEO Group
5.125%, 04/01/2023	150	145
Global Net Lease
3.750%, 12/15/2027 (A)	100	99
Howard Hughes
5.375%, 08/01/2028 (A)	88	92
4.375%, 02/01/2031 (A)	80	80
4.125%, 02/01/2029 (A)	55	55
Hunt
5.250%, 04/15/2029 (A)	75	73
Iron Mountain
5.625%, 07/15/2032 (A)	66	70
5.250%, 03/15/2028 (A)	100	104
5.250%, 07/15/2030 (A)	130	136
5.000%, 07/15/2028 (A)	50	51

70	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 09/15/2027 (A)	$49	$51
4.875%, 09/15/2029 (A)	120	124
4.500%, 02/15/2031 (A)	100	101
iStar
4.250%, 08/01/2025	222	228
Kennedy-Wilson
5.000%, 03/01/2031	105	107
4.750%, 03/01/2029	105	107
4.750%, 02/01/2030	50	50
Lamar Media
4.000%, 02/15/2030	79	80
3.750%, 02/15/2028	60	61
3.625%, 01/15/2031	50	49
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	100	114
5.625%, 05/01/2024	100	108
4.625%, 06/15/2025 (A)	104	112
3.875%, 02/15/2029 (A)	84	89
MPT Operating Partnership
4.625%, 08/01/2029	135	143
3.500%, 03/15/2031	200	202
Outfront Media Capital
5.000%, 08/15/2027 (A)	103	105
4.625%, 03/15/2030 (A)	100	100
Park Intermediate Holdings
7.500%, 06/01/2025 (A)	30	32
5.875%, 10/01/2028 (A)	77	80
4.875%, 05/15/2029 (A)	23	23
Realogy Group
9.375%, 04/01/2027 (A)	125	137
5.750%, 01/15/2029 (A)	90	93
RHP Hotel Properties
4.500%, 02/15/2029 (A)	90	89
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	48	48
3.750%, 07/01/2026 (A)	24	24
SBA Communications
3.875%, 02/15/2027	50	52
3.125%, 02/01/2029 (A)	155	149
Service Properties Trust
5.500%, 12/15/2027	100	105
4.950%, 02/15/2027	50	49
4.500%, 06/15/2023	229	234
4.375%, 02/15/2030	100	94
3.950%, 01/15/2028	100	93
Uniti Group
7.875%, 02/15/2025 (A)	300	316
7.125%, 12/15/2024 (A)	50	51
6.500%, 02/15/2029 (A)	70	71
6.000%, 01/15/2030 (A)	50	49
4.750%, 04/15/2028 (A)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
VICI Properties
4.250%, 12/01/2026 (A)	$258	$267
4.125%, 08/15/2030 (A)	138	145
3.750%, 02/15/2027 (A)	76	78
WeWork
7.875%, 05/01/2025 (A)	100	101
XHR
6.375%, 08/15/2025 (A)	100	106
4.875%, 06/01/2029 (A)	25	26

		6,087

Utilities — 2.4%
AmeriGas Partners
5.875%, 08/20/2026	242	270
5.500%, 05/20/2025	25	27
Atlantica Sustainable Infrastructure
4.125%, 06/15/2028 (A)	25	25
Calpine
5.125%, 03/15/2028 (A)	100	99
5.000%, 02/01/2031 (A)	100	98
4.625%, 02/01/2029 (A)	100	97
4.500%, 02/15/2028 (A)	265	268
3.750%, 03/01/2031 (A)	90	86
Clearway Energy Operating
4.750%, 03/15/2028 (A)	130	138
3.750%, 02/15/2031 (A)	60	59
3.750%, 01/15/2032 (A)	50	50
Comision Federal de Electricidad
4.677%, 02/09/2051	200	186
3.348%, 02/09/2031	200	193
Eskom Holdings SOC
7.125%, 02/11/2025	250	260
Eskom Holdings SOC MTN
6.350%, 08/10/2028	250	269
FirstEnergy
7.375%, 11/15/2031	100	136
5.350%, 07/15/2047	100	121
4.750%, 03/15/2023	100	104
4.400%, 07/15/2027	150	163
2.650%, 03/01/2030	50	49
2.250%, 09/01/2030	50	48
2.050%, 03/01/2025	50	50
FirstEnergy Transmission
4.550%, 04/01/2049 (A)	300	351
InterGen
7.000%, 06/30/2023 (A)	200	196
Leeward Renewable Energy Operations
4.250%, 07/01/2029 (A)	30	30
Midland Cogeneration Venture
6.000%, 03/15/2025 (A)	1	1
NRG Energy
6.625%, 01/15/2027	53	55

Adviser Managed Trust / Quarterly Report / October 31, 2021	71

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 06/15/2029 (A)	$50	$53
3.875%, 02/15/2032 (A)	170	167
3.625%, 02/15/2031 (A)	100	97
Pattern Energy Operations
4.500%, 08/15/2028 (A)	50	52
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
4.125%, 05/15/2027	500	537
4.000%, 06/30/2050	200	194
PG&E
5.000%, 07/01/2028	200	208
Pike
5.500%, 09/01/2028 (A)	35	36
Solaris Midstream Holdings
7.625%, 04/01/2026 (A)	50	53
SPIC MTN
1.625%, 07/27/2025	250	247
State Grid Overseas Investment BVI MTN
3.500%, 05/04/2027	200	217
1.625%, 08/05/2030	1,000	948
Suburban Propane Partners
5.000%, 06/01/2031 (A)	67	69
Sunnova Energy
5.875%, 09/01/2026 (A)	60	61
Talen Energy Supply
7.625%, 06/01/2028 (A)	78	74
6.500%, 06/01/2025	300	182
Terraform Global Operating
6.125%, 03/01/2026 (A)	150	154
TerraForm Power Operating
5.000%, 01/31/2028 (A)	200	213
TransAlta
6.500%, 03/15/2040	20	23
4.500%, 11/15/2022	10	10
Vistra Operations
5.625%, 02/15/2027 (A)	200	206
5.000%, 07/31/2027 (A)	192	197
4.375%, 05/01/2029 (A)	122	121

		7,548

Total Corporate Obligations (Cost $189,820) ($ Thousands)		189,221

SOVEREIGN DEBT — 39.4%

Abu Dhabi Government International Bond
3.125%, 10/11/2027	500	538
3.125%, 09/30/2049	1,500	1,511
2.500%, 09/30/2029	1,000	1,037

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Angolan Government International Bond
9.500%, 11/12/2025	$700	$757
9.125%, 11/26/2049	500	487
8.000%, 11/26/2029	500	495
Argentine Republic Government International Bond
2.500% , 3.500%, 07/09/2022, 07/09/2041 (D)	1,000	344
1.125% , 1.500%, 07/09/2022, 07/09/2035 (D)	2,600	802
0.500% , 0.750%, 07/09/2023, 07/09/2030 (D)	1,750	597
Armenia Government International Bond
3.600%, 02/02/2031 (A)	400	374
Azerbaijan Government International Bond
4.750%, 03/18/2024	500	535
Bahrain Government International Bond
6.125%, 08/01/2023	1,000	1,057
6.000%, 09/19/2044	500	462
5.450%, 09/16/2032	500	489
Belarus Government International Bond
6.875%, 02/28/2023	250	253
Belarus Ministry of Finance
6.378%, 02/24/2031	500	433
Bolivian Government International Bond
4.500%, 03/20/2028	500	448
Brazilian Government International Bond
4.750%, 01/14/2050	1,000	854
4.625%, 01/13/2028	1,000	1,026
3.875%, 06/12/2030	1,700	1,595
3.750%, 09/12/2031	200	183
2.875%, 06/06/2025	1,000	999
Chile Government International Bond
3.860%, 06/21/2047	250	271
3.500%, 01/25/2050	750	763
3.240%, 02/06/2028	650	686
3.100%, 05/07/2041	200	195
China Government International Bond
2.500%, 10/26/2051 (A)	300	306
1.750%, 10/26/2031 (A)	500	504
Colombia Government International Bond
6.125%, 01/18/2041	100	111
5.000%, 06/15/2045	2,000	1,969
4.500%, 03/15/2029	1,000	1,055
4.000%, 02/26/2024	1,000	1,042
3.250%, 04/22/2032	200	187
Costa Rica Government International Bond
7.158%, 03/12/2045	700	706
6.125%, 02/19/2031	300	307
4.250%, 01/26/2023	300	306
Croatia Government International Bond
6.000%, 01/26/2024	750	831

72	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Dominican Republic International Bond
6.875%, 01/29/2026	$1,000	$1,145
6.850%, 01/27/2045	400	446
6.000%, 07/19/2028	200	224
5.875%, 01/30/2060	1,000	980
5.300%, 01/21/2041	200	198
4.875%, 09/23/2032	1,200	1,218
Ecuador Government International Bond
5.000% , 5.500%, 07/31/2022, 07/31/2030 (D)	1,200	996
1.000% , 2.500%, 07/31/2022, 07/31/2035 (D)	1,750	1,153
0.500% , 1.500%, 07/31/2022, 07/31/2040 (D)	500	299
Egypt Government International Bond
8.875%, 05/29/2050	750	706
8.500%, 01/31/2047	750	693
7.500%, 01/31/2027	1,000	1,036
5.875%, 02/16/2031 (A)	350	316
5.750%, 05/29/2024	1,200	1,239
El Salvador Government International Bond
9.500%, 07/15/2052	500	410
7.650%, 06/15/2035	400	300
5.875%, 01/30/2025	700	557
Emirate of Dubai Government International Bond MTN
3.900%, 09/09/2050	200	189
Ethiopia Government International Bond
6.625%, 12/11/2024	200	162
Export-Import Bank of India MTN
3.250%, 01/15/2030	1,250	1,268
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050	250	225
Gabon Government International Bond
6.625%, 02/06/2031	500	498
Ghana Government International Bond
8.950%, 03/26/2051	200	171
7.875%, 02/11/2035	1,200	1,019
6.375%, 02/11/2027	1,400	1,252
Guatemala Government International Bond
6.125%, 06/01/2050	500	587
4.500%, 05/03/2026	500	534
Honduras Government International Bond
5.625%, 06/24/2030	350	348
Hungary Government International Bond
7.625%, 03/29/2041	450	741
5.375%, 03/25/2024	800	880
3.125%, 09/21/2051	600	584
2.125%, 09/22/2031	200	195

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Indonesia Government International Bond
6.750%, 01/15/2044	$750	$1,084
4.750%, 01/08/2026	1,250	1,404
4.350%, 01/11/2048	750	842
3.850%, 10/15/2030	250	278
Iraq Government International Bond
5.800%, 01/15/2028	609	592
Ivory Coast Government International Bond
6.125%, 06/15/2033	500	525
Jamaica Government International Bond
7.875%, 07/28/2045	500	707
6.750%, 04/28/2028	500	584
Jordan Government International Bond
6.125%, 01/29/2026	500	539
5.850%, 07/07/2030	500	516
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045	750	1,080
3.875%, 10/14/2024	550	591
Kenya Government International Bond
8.000%, 05/22/2032	650	706
6.875%, 06/24/2024	500	538
6.300%, 01/23/2034	200	195
Kuwait International Government Bond
3.500%, 03/20/2027	750	821
Lebanon Government International Bond MTN
6.650%, 02/26/2030 (E)	1,500	223
6.100%, 10/04/2022 (E)	1,500	225
Mexico Government International Bond
6.050%, 01/11/2040	1,250	1,558
5.000%, 04/27/2051	1,000	1,125
4.500%, 04/22/2029	750	839
4.150%, 03/28/2027	250	279
Mongolia Government International Bond
5.625%, 05/01/2023	350	365
5.125%, 04/07/2026	300	311
Morocco Government International Bond
4.250%, 12/11/2022	500	515
4.000%, 12/15/2050	350	315
3.000%, 12/15/2032	350	332
Mozambique Government International Bond
5.000% , 9.000%, 09/15/2023, 09/15/2031 (D)	200	170
Nigeria Government International Bond
7.875%, 02/16/2032	750	764
7.625%, 11/28/2047	500	466
7.375%, 09/28/2033	850	841
6.500%, 11/28/2027	850	868

Adviser Managed Trust / Quarterly Report / October 31, 2021	73

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Oman Government International Bond
7.375%, 10/28/2032	$200	$231
6.750%, 01/17/2048	750	757
6.000%, 08/01/2029	750	804
4.750%, 06/15/2026	2,000	2,055
Oman Sovereign Sukuk
4.397%, 06/01/2024	500	518
Pakistan Government International Bond
6.875%, 12/05/2027	800	817
6.000%, 04/08/2026	450	452
Panama Government International Bond
6.700%, 01/26/2036	150	200
4.500%, 04/16/2050	900	992
4.500%, 04/01/2056	1,000	1,097
4.000%, 09/22/2024	450	480
3.875%, 03/17/2028	1,000	1,084
2.252%, 09/29/2032	400	377
Paraguay Government International Bond
5.400%, 03/30/2050	700	789
4.950%, 04/28/2031	700	784
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025	500	551
4.150%, 03/29/2027	450	500
3.800%, 06/23/2050	200	206
2.800%, 06/23/2030	250	255
Peruvian Government International Bond
5.625%, 11/18/2050	250	340
3.300%, 03/11/2041	100	98
2.783%, 01/23/2031	1,150	1,144
2.780%, 12/01/2060	1,250	1,076
2.392%, 01/23/2026	1,200	1,222
Philippine Government International Bond
3.750%, 01/14/2029	2,500	2,791
3.700%, 02/02/2042	1,000	1,075
3.000%, 02/01/2028	250	266
2.650%, 12/10/2045	500	471
1.950%, 01/06/2032	200	193
Poland Government International Bond
5.000%, 03/23/2022	400	407
3.000%, 03/17/2023	300	309
Qatar Government International Bond
5.103%, 04/23/2048	2,000	2,654
4.000%, 03/14/2029	1,000	1,126
3.875%, 04/23/2023	600	628
3.400%, 04/16/2025	500	535
Romanian Government International Bond
4.000%, 02/14/2051	1,300	1,308
3.000%, 02/14/2031	500	503

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047	$1,000	$1,273
4.875%, 09/16/2023	1,000	1,073
4.500%, 04/04/2022	1,000	1,014
4.375%, 03/21/2029	1,400	1,578
Saudi Government International Bond
5.250%, 01/16/2050	200	259
4.500%, 10/26/2046	1,250	1,441
4.500%, 04/22/2060	500	597
3.750%, 01/21/2055	200	209
3.250%, 10/26/2026	1,000	1,071
3.250%, 10/22/2030	1,450	1,543
2.875%, 03/04/2023	800	823
Senegal Government International Bond
6.750%, 03/13/2048	250	247
6.250%, 05/23/2033	250	258
Serbia Government International Bond
2.125%, 12/01/2030	200	186
South Africa Government International Bond
5.875%, 09/16/2025	1,250	1,396
5.750%, 09/30/2049	1,200	1,145
4.850%, 09/30/2029	950	973
Sri Lanka Government International Bond
7.550%, 03/28/2030	1,000	623
6.850%, 11/03/2025	1,000	640
5.750%, 04/18/2023	700	478
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026	400	415
Turkey Government International Bond
7.625%, 04/26/2029	1,750	1,840
7.375%, 02/05/2025	200	211
6.350%, 08/10/2024	1,750	1,799
5.950%, 01/15/2031	200	187
4.875%, 04/16/2043	1,250	970
4.750%, 01/26/2026	200	192
Ukraine Government International Bond
7.750%, 09/01/2023	1,450	1,544
7.750%, 09/01/2026	1,150	1,240
7.375%, 09/25/2032	700	720
7.253%, 03/15/2033	500	509
Uruguay Government International Bond
5.100%, 06/18/2050	1,700	2,212
4.375%, 01/23/2031	1,250	1,444
Uzbekistan Government International Bond
3.900%, 10/19/2031	200	195
3.700%, 11/25/2030	250	242
Vietnam Government International Bond
4.800%, 11/19/2024	250	274

74	Adviser Managed Trust / Quarterly Report / October 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Zambia Government International Bond
8.970%, 07/30/2027	$700	$548

Total Sovereign Debt (Cost $130,030) ($ Thousands)		125,746

Total Investments in Securities — 98.6% (Cost $319,850) ($ Thousands)		$314,967

Percentages are based on Net Assets of $319,459 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2021, the value of these securities amounted to $112,332 ($ Thousands), representing 35.2% of the Net Assets of the Fund.

(B)	Perpetual security with no stated maturity date.

(C)	The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(E)	Security is in default on interest payment.

(F)	Variable of floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

CJSC — Closed Joint-Stock Company

DAC — Designated Activity Company

DIFC — Dubai International Finance Center

ICE— Intercontinental Exchange

JSC — Joint-Stock Company

LIBOR— London Interbank Offered Rate

LLLP— Limited Liability Limited Partnership

MTN — Medium Term Note

PIK — Payment In-Kind

ULC — Unlimited Liability Corporation

USD — U.S. Dollar

VAR — Variable Rate

As of October 31, 2021, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Adviser Managed Trust / Quarterly Report / October 31, 2021	75